UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2012

Item 1. Reports to Stockholders

Semiannual report Delaware Corporate Bond Fund Delaware Extended Duration Bond Fund January 31, 2012 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at www.delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocations	4
Statements of net assets	6
Statements of operations	44
Statements of changes in net assets	46
Financial highlights	50
Notes to financial statements	70
Other Fund information	96
About the organization	100

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from August 1, 2011 to January 31, 2012

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2011 to January 31, 2012.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Corporate Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/11	1/31/12	Expense Ratio	8/1/11 to 1/31/12*
Actual Fund return
Class A	$1,000.00	$1,037.50	0.95%	$4.87
Class B	1,000.00	1,033.70	1.70%	8.69
Class C	1,000.00	1,033.60	1.70%	8.69
Class R	1,000.00	1,036.20	1.20%	6.14
Institutional Class	1,000.00	1,038.80	0.70%	3.59
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.36	0.95%	$4.82
Class B	1,000.00	1,016.59	1.70%	8.62
Class C	1,000.00	1,016.59	1.70%	8.62
Class R	1,000.00	1,019.10	1.20%	6.09
Institutional Class	1,000.00	1,021.62	0.70%	3.56

Delaware Extended Duration Bond Fund
Expense analysis of an investment of $1,000
	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/11	1/31/12	Expense Ratio	8/1/11 to 1/31/12*
Actual Fund return
Class A	$1,000.00	$1,113.50	0.95%	$5.05
Class B	1,000.00	1,109.60	1.70%	9.01
Class C	1,000.00	1,109.40	1.70%	9.01
Class R	1,000.00	1,112.00	1.20%	6.37
Institutional Class	1,000.00	1,115.10	0.70%	3.72
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.36	0.95%	$4.82
Class B	1,000.00	1,016.59	1.70%	8.62
Class C	1,000.00	1,016.59	1.70%	8.62
Class R	1,000.00	1,019.10	1.20%	6.09
Institutional Class	1,000.00	1,021.62	0.70%	3.56

Effective November 28, 2011, Delaware Management Company (DMC) has contractually agreed to waive that portion, if any, of its management fee and reimburse Delaware Corporate Bond Fund to the extent necessary to prevent that total annual operating expenses, (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations) from exceeding 0.69% of the Fund’s average daily net assets through November 28, 2012. The Fund’s expense analysis would be as follows if this new limit was in effect for the entire period:

Delaware Corporate Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/11	1/31/12	Expense Ratio	8/1/11 to 1/31/12*
Actual Fund return
Class A	$1,000.00	$1,037.50	0.94%	$4.81
Class B	1,000.00	1,033.70	1.69%	8.64
Class C	1,000.00	1,033.60	1.69%	8.64
Class R	1,000.00	1,036.20	1.19%	6.09
Institutional Class	1,000.00	1,038.80	0.69%	3.54
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.41	0.94%	$4.77
Class B	1,000.00	1,016.64	1.69%	8.57
Class C	1,000.00	1,016.64	1.69%	8.57
Class R	1,000.00	1,019.15	1.19%	6.04
Institutional Class	1,000.00	1,021.67	0.69%	3.51

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Security type/sector allocations
Delaware Corporate Bond Fund	As of January 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Commercial Mortgage-Backed Security	0.02%
Convertible Bonds	1.29%
Corporate Bonds	82.36%
Banking	14.61%
Basic Industry	7.60%
Brokerage	1.86%
Capital Goods	1.52%
Communications	7.95%
Consumer Cyclical	5.86%
Consumer Non-Cyclical	6.87%
Electric	9.38%
Energy	6.90%
Finance Companies	1.67%
Insurance	5.07%
Natural Gas	5.55%
Real Estate	3.87%
Technology	3.65%
Municipal Bonds	4.46%
Regional Bonds	0.63%
Senior Secured Loans	2.06%
Sovereign Bonds	3.89%
U.S. Treasury Obligations	1.11%
Common Stock	0.00%
Preferred Stock	1.13%
Options Purchased	0.04%
Short-Term Investments	2.41%
Securities Lending Collateral	0.09%
Total Value of Securities	99.49%
Obligation to Return Securities Lending Collateral	(0.11%)
Receivables and Other Assets Net of Other Liabilities	0.62%
Total Net Assets	100.00%

Delaware Extended Duration Bond Fund	As of January 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Commercial Mortgage-Backed Securities	0.02%
Convertible Bonds	1.06%
Corporate Bonds	82.92%
Banking	11.04%
Basic Industry	8.40%
Brokerage	1.47%
Capital Goods	1.34%
Communications	9.17%
Consumer Cyclical	5.19%
Consumer Non-Cyclical	8.09%
Electric	11.14%
Energy	6.76%
Finance Companies	2.43%
Insurance	5.16%
Natural Gas	7.31%
Real Estate	2.20%
Technology	1.68%
Transportation	1.54%
Municipal Bonds	5.48%
Regional Bonds	0.39%
Senior Secured Loans	1.88%
Sovereign Bonds	3.25%
U.S. Treasury Obligations	2.30%
Preferred Stock	0.90%
Options Purchased	0.03%
Short-Term Investments	3.56%
Securities Lending Collateral	0.34%
Total Value of Securities	102.13%
Obligation to Return Securities Lending Collateral	(0.36%)
Other Liabilities Net of Receivables and Other Assets	(1.77%)
Total Net Assets	100.00%

Statements of net assets
Delaware Corporate Bond Fund	January 31, 2012 (Unaudited)

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Security – 0.02%
#	Merrill Lynch Mortgage Trust
	Series 2002-MW1 J 144A 5.695% 7/12/34	USD	295,000	$240,138
Total Commercial Mortgage-Backed
	Security (cost $251,274)			240,138

Convertible Bonds – 1.29%
Φ	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/15/27		3,555,000	2,564,044
#	Gaylord Entertainment 144A 3.75%
	exercise price $27.25,
	expiration date 9/29/14		840,000	1,024,800
	Health Care REIT 3.00% exercise price $51.13,
	expiration date 11/30/29		2,255,000	2,672,174
	Linear Technology 3.00% exercise price $43.39,
	expiration date 5/1/27		1,575,000	1,685,250
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27		2,607,000	2,431,028
#	Owens-Brockway Glass Container 144A
	3.00% exercise price $47.47,
	expiration date 5/28/15		1,512,000	1,489,320
	PHH 4.00% exercise price $25.80,
	expiration date 9/1/14		1,817,000	1,648,928
Total Convertible Bonds (cost $13,159,009)				13,515,544

Corporate Bonds – 82.36%
Banking – 14.61%
	Abbey National Treasury Services 4.00% 4/27/16		9,875,000	9,591,192
	AgriBank 9.125% 7/15/19		4,517,000	5,900,656
	BAC Capital Trust VI 5.625% 3/8/35		2,475,000	2,081,703
	Bank of America 5.70% 1/24/22		5,500,000	5,707,933
•	BB&T Capital Trust IV 6.82% 6/12/57		9,400,000	9,529,249
•	Bear Stearns 4.947% 12/7/12	AUD	710,000	748,106
	Capital One Capital V 10.25% 8/15/39	USD	3,685,000	3,878,463
	Capital One Financial 4.75% 7/15/21		1,515,000	1,597,674
	Citigroup 5.875% 1/30/42		3,940,000	4,093,538
	City National 5.25% 9/15/20		3,025,000	3,039,596
@#	CoBank 144A 7.875% 4/16/18		2,060,000	2,477,426
	Export-Import Bank of Korea 5.00% 4/11/22		5,855,000	6,047,407

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
•	Fifth Third Capital Trust IV 6.50% 4/15/37	USD	8,670,000	$8,648,325
	Goldman Sachs Group 5.75% 1/24/22		3,155,000	3,276,480
•#	HBOS Capital Funding 144A 6.071% 6/29/49		5,280,000	3,854,400
#	HSBC Bank 144A 4.75% 1/19/21		8,860,000	9,404,846
	JPMorgan Chase
	4.50% 1/24/22		3,115,000	3,216,390
	•4.642% 6/21/12	AUD	1,800,000	1,905,099
	6.00% 10/1/17	USD	6,430,000	7,148,925
	JPMorgan Chase Capital XXV 6.80% 10/1/37		2,823,000	2,876,253
	KeyBank 6.95% 2/1/28		4,700,000	5,345,841
	KeyCorp 5.10% 3/24/21		2,310,000	2,515,953
	Korea Development Bank 8.00% 1/23/14		3,030,000	3,342,787
•	National City Bank 0.904% 6/7/17		2,030,000	1,834,024
	PNC Bank 6.875% 4/1/18		3,051,000	3,579,027
	PNC Funding
	5.25% 11/15/15		115,000	125,202
	5.625% 2/1/17		25,000	27,734
	Rabobank Utrecht 3.375% 1/19/17		7,325,000	7,547,577
•	Regions Financing Trust II 6.625% 5/15/47		5,700,000	5,130,000
	Santander Holdings USA 4.625% 4/19/16		1,900,000	1,857,195
	SunTrust Bank
	•0.796% 8/24/15		3,630,000	3,315,402
	3.50% 1/20/17		1,755,000	1,800,397
	SVB Financial Group 5.375% 9/15/20		3,785,000	3,902,138
•	USB Capital IX 3.50% 10/29/49		7,967,000	5,970,868
•	Wachovia 0.937% 10/15/16		2,730,000	2,436,304
	Wachovia Bank 5.60% 3/15/16		4,075,000	4,448,274
	Wells Fargo 2.625% 12/15/16		1,085,000	1,108,879
	Zions Bancorp
	5.50% 11/16/15		1,823,000	1,852,256
	7.75% 9/23/14		1,940,000	2,088,063
				153,251,582
Basic Industry – 7.60%
	Alcoa
	5.40% 4/15/21		1,365,000	1,435,707
	6.75% 7/15/18		2,427,000	2,805,168
	ArcelorMittal 9.85% 6/1/19		5,640,000	6,658,539
	Barrick North America Finance 4.40% 5/30/21		3,500,000	3,860,227
	CF Industries 7.125% 5/1/20		4,200,000	5,040,000
	Dow Chemical 8.55% 5/15/19		5,795,000	7,692,844

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Ecolab 5.50% 12/8/41	USD	3,530,000	$4,083,928
	Georgia-Pacific
	8.00% 1/15/24		9,790,000	12,740,020
	#144A 5.40% 11/1/20		1,285,000	1,455,167
	#144A 8.25% 5/1/16		450,000	498,959
	Hexion 8.875% 2/1/18		1,595,000	1,598,988
	International Paper
	4.75% 2/15/22		2,240,000	2,426,131
	7.30% 11/15/39		1,000,000	1,257,197
	9.375% 5/15/19		565,000	747,231
#	Kinross Gold 144A 5.125% 9/1/21		4,525,000	4,574,635
	Lubrizol
	5.50% 10/1/14		2,105,000	2,343,503
	8.875% 2/1/19		2,765,000	3,829,746
	Lyondell Chemical 11.00% 5/1/18		2,338,279	2,572,107
	Momentive Performance Materials
	11.50% 12/1/16		1,370,000	1,157,650
#	Newcrest Finance Property 144A 4.45% 11/15/21		2,195,000	2,224,622
#	Taminco Global Chemical 144A 9.75% 3/31/20		2,310,000	2,367,750
	Teck Resources
	6.25% 7/15/41		1,100,000	1,298,325
	9.75% 5/15/14		3,180,000	3,750,460
	Vale Overseas 4.375% 1/11/22		3,280,000	3,313,538
				79,732,442
Brokerage – 1.86%
	E Trade Financial 12.50% 11/30/17		1,930,000	2,243,625
	Jefferies Group
	6.25% 1/15/36		645,000	561,150
	6.45% 6/8/27		5,627,000	5,148,705
	Lazard Group 6.85% 6/15/17		8,495,000	9,186,272
	Nuveen Investments
	10.50% 11/15/15		965,000	1,010,838
	#144A 10.50% 11/15/15		1,280,000	1,328,000
				19,478,590
Capital Goods – 1.52%
#	Meccanica Holdings USA 144A 6.25% 7/15/19		6,376,000	5,436,076
#	Odebrecht Finance 144A 6.00% 4/5/23		3,439,000	3,479,236
	RSC Equipment Rental 10.25% 11/15/19		935,000	1,033,175

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
	Stanley Black & Decker 3.40% 12/1/21	USD	2,000,000	$2,073,068
#	Votorantim Cimentos 144A 7.25% 4/5/41		3,840,000	3,916,800
				15,938,355
Communications – 7.95%
	America Movil 6.125% 3/30/40		1,300,000	1,595,836
	American Tower 5.90% 11/1/21		2,335,000	2,517,833
#	Brasil Telecom 144A 9.75% 9/15/16	BRL	3,332,000	1,903,565
	Cablevision Systems
	8.00% 4/15/20	USD	2,220,000	2,442,000
	8.625% 9/15/17		570,000	638,400
#	Clearwire Communications 144A
	12.00% 12/1/15		2,830,000	2,681,425
	Cricket Communications 7.75% 10/15/20		1,040,000	993,200
#	Crown Castle Towers 144A 4.883% 8/15/20		7,360,000	7,677,319
#	Digicel Group 144A
	8.875% 1/15/15		1,500,000	1,518,750
	10.50% 4/15/18		775,000	823,438
	Intelsat Bermuda 11.25% 2/4/17		1,980,000	2,004,750
#	Nara Cable Funding 144A 8.875% 12/1/18		3,200,000	3,056,000
	PAETEC Holding 9.50% 7/15/15		850,000	896,750
	Qwest
	6.75% 12/1/21		7,170,000	7,972,065
	8.375% 5/1/16		2,007,000	2,347,034
	Qwest Communications International
	7.125% 4/1/18		2,000,000	2,150,000
	Sprint Capital 6.875% 11/15/28		990,000	738,788
	Telefonica Emisiones
	5.462% 2/16/21		2,660,000	2,647,392
	6.421% 6/20/16		3,310,000	3,548,366
	Time Warner Cable 8.25% 4/1/19		4,481,000	5,782,739
#	VimpelCom Holdings 144A 7.504% 3/1/22		2,940,000	2,778,300
	Virgin Media Secured Finance 6.50% 1/15/18		9,535,000	10,297,799
#	Vivendi 144A 6.625% 4/4/18		5,377,000	6,052,082
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		4,555,000	4,532,225
#	WPP Finance 2010 144A
	4.75% 11/21/21		4,360,000	4,487,508
#	XM Satellite Radio 144A 13.00% 8/1/13		1,100,000	1,259,500
				83,343,064

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 5.86%
	Brinker International 5.75% 6/1/14	USD	3,000,000	$3,161,646
#	Chrysler Group 144A 8.25% 6/15/21		2,475,000	2,376,000
#	Delphi 144A 6.125% 5/15/21		980,000	1,033,900
	Ford Motor 7.45% 7/16/31		1,360,000	1,683,000
	Ford Motor Credit 5.00% 5/15/18		4,130,000	4,283,739
#	FUEL Trust 144A
	3.984% 6/15/16		850,000	866,407
	4.207% 4/15/16		740,000	760,646
	Harrah’s Operating 10.00% 12/15/18		1,265,000	983,538
	Historic TW 6.875% 6/15/18		4,035,000	4,899,397
	Host Hotels & Resorts
	5.875% 6/15/19		2,055,000	2,193,713
	#144A 6.00% 10/1/21		1,850,000	1,984,125
#	Hyundai Capital America 144A 4.00% 6/8/17		2,930,000	2,974,170
	Johnson Controls 3.75% 12/1/21		3,930,000	4,090,926
	Macy’s Retail Holdings
	3.875% 1/15/22		2,810,000	2,884,656
	5.125% 1/15/42		3,655,000	3,820,418
	*7.875% 7/15/15		1,799,000	2,115,183
	MGM Resorts International 11.375% 3/1/18		2,180,000	2,512,450
	OSI Restaurant Partners 10.00% 6/15/15		1,460,000	1,518,400
*	Quiksilver 6.875% 4/15/15		1,105,000	1,069,088
	Ryland Group 8.40% 5/15/17		358,000	387,535
	Target 2.90% 1/15/22		4,495,000	4,553,682
	Western Union 3.65% 8/22/18		2,400,000	2,463,926
	Wyndham Worldwide
	5.625% 3/1/21		5,930,000	6,273,364
	5.75% 2/1/18		2,460,000	2,619,192
				61,509,101
Consumer Non-Cyclical – 6.87%
#	Aristotle Holding 144A
	3.50% 11/15/16		585,000	602,246
	4.75% 11/15/21		3,060,000	3,244,411
	Boston Scientific 6.00% 1/15/20		2,385,000	2,719,413
	General Mills 3.15% 12/15/21		2,000,000	2,040,148
#	Grupo Bimbo 144A 4.50% 1/25/22		2,169,000	2,219,186
	HCA Holdings 7.75% 5/15/21		1,155,000	1,215,638
#	inVentiv Health 144A 10.00% 8/15/18		1,120,000	1,019,200
#	JBS USA 144A 8.25% 2/1/20		2,500,000	2,525,000

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Mattel 5.45% 11/1/41	USD	5,225,000	$5,538,082
#	Mylan 144A 7.625% 7/15/17		920,000	1,015,450
	PerkinElmer 5.00% 11/15/21		1,490,000	1,567,337
#	Pernod-Ricard 144A 5.50% 1/15/42		10,855,000	11,457,127
#	SABMiller Holdings 144A
	3.75% 1/15/22		4,820,000	5,028,026
	4.95% 1/15/42		5,100,000	5,444,775
	Safeway 4.75% 12/1/21		4,300,000	4,496,028
	Sara Lee 4.10% 9/15/20		1,771,000	1,803,275
	Smucker (J.M.) 3.50% 10/15/21		3,000,000	3,125,601
	Teva Pharmaceutical Finance IV 3.65% 11/10/21		4,100,000	4,345,861
	Tyson Foods 10.50% 3/1/14		2,586,000	3,012,690
#	Woolworths 144A
	3.15% 4/12/16		1,775,000	1,846,763
	4.55% 4/12/21		7,155,000	7,782,465
				72,048,722
Electric – 9.38%
	Ameren Illinois 9.75% 11/15/18		7,971,000	10,621,359
#	American Transmission Systems 144A
	5.25% 1/15/22		2,110,000	2,384,068
	Baltimore Gas & Electric 3.50% 11/15/21		4,350,000	4,484,967
	CenterPoint Energy 5.95% 2/1/17		5,155,000	5,884,757
#	Centrais Eletricas Brasileiras 144A
	5.75% 10/27/21		2,990,000	3,160,430
	ComEd Financing III 6.35% 3/15/33		6,500,000	6,565,754
•	FPL Group Capital
	6.35% 10/1/66		4,325,000	4,372,610
	6.65% 6/15/67		5,105,000	5,174,586
	Ipalco Enterprises 5.00% 5/1/18		2,450,000	2,428,563
	LG&E & KU Energy
	3.75% 11/15/20		1,630,000	1,644,654
	#144A 4.375% 10/1/21		3,850,000	3,955,548
	National Rural Utilities Cooperative
	Finance 3.05% 2/15/22		3,090,000	3,135,735
	Pacific Gas & Electric 4.50% 12/15/41		2,750,000	2,872,658
	Pennsylvania Electric 5.20% 4/1/20		4,281,000	4,688,829
•	PPL Capital Funding 6.70% 3/30/67		7,315,000	7,231,316
•	Puget Sound Energy 6.974% 6/1/67		8,395,000	8,444,144
	SCANA 4.125% 2/1/22		3,870,000	3,900,256

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
	South Carolina Electric & Gas 5.45% 2/1/41	USD	1,000,000	$1,201,775
	Virginia Electric & Power 2.95% 1/15/22		3,935,000	4,017,182
•	Wisconsin Energy 6.25% 5/15/67		9,859,000	10,092,086
•	WPS Resources 6.11% 12/1/66		2,140,000	2,102,036
				98,363,313
Energy – 6.90%
	#BG Energy Capital 144A
	2.875% 10/15/16		2,000,000	2,085,780
	4.00% 10/15/21		2,550,000	2,738,904
	Chesapeake Energy 7.25% 12/15/18		459,000	494,573
	Encana 3.90% 11/15/21		2,520,000	2,471,823
#	ENI 144A 4.15% 10/1/20		4,885,000	4,927,636
	Ensco 4.70% 3/15/21		2,250,000	2,415,656
#	Hercules Offshore 144A
	10.50% 10/15/17		775,000	778,875
#	Korea National Oil 144A 4.00% 10/27/16		3,540,000	3,671,444
	Laredo Petroleum 9.50% 2/15/19		2,825,000	3,100,438
	Noble Energy 8.25% 3/1/19		5,144,000	6,523,770
	Petrobras International Finance
	5.375% 1/27/21		3,560,000	3,748,488
	Petrohawk Energy 7.25% 8/15/18		8,475,000	9,703,874
#	Petroleos Mexicanos 144A 6.50% 6/2/41		4,446,000	4,935,060
	Pride International 6.875% 8/15/20		2,500,000	3,023,503
	Transocean
	5.05% 12/15/16		5,045,000	5,411,444
	6.375% 12/15/21		2,065,000	2,346,042
	Weatherford Bermuda 9.625% 3/1/19		2,920,000	3,917,411
	Williams
	7.75% 6/15/31		2,483,000	3,013,706
	8.75% 3/15/32		186,000	246,465
#	Woodside Finance 144A
	4.60% 5/10/21		250,000	258,978
	8.75% 3/1/19		5,105,000	6,500,186
				72,314,056
Finance Companies – 1.67%
	FTI Consulting 6.75% 10/1/20		975,000	1,040,813
	General Electric Capital
	4.65% 10/17/21		2,000,000	2,116,980
	6.00% 8/7/19		2,039,000	2,364,514

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
•#	ILFC E-Capital Trust I 144A 4.34% 12/21/65	USD	2,400,000	$1,528,248
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		3,065,000	2,222,125
#	IPIC GMTN 144A 5.50% 3/1/22		5,429,000	5,524,007
	PHH 9.25% 3/1/16		2,810,000	2,711,650
				17,508,337
Insurance – 5.07%
	American International Group
	4.875% 9/15/16		485,000	492,765
	•8.175% 5/15/58		2,675,000	2,608,125
	8.25% 8/15/18		4,545,000	5,247,071
•	Chubb 6.375% 3/29/67		6,606,000	6,771,150
	Coventry Health Care 5.45% 6/15/21		6,645,000	7,446,919
#	Highmark 144A
	4.75% 5/15/21		5,195,000	5,388,592
	6.125% 5/15/41		920,000	998,149
•	ING Groep 5.775% 12/29/49		4,765,000	3,943,038
*#	Liberty Mutual 144A 7.00% 3/15/37		2,775,000	2,455,875
#	MetLife Capital Trust X 144A 9.25% 4/8/38		6,730,000	7,991,875
	Prudential Financial
	4.50% 11/15/20		1,365,000	1,442,092
	4.50% 11/16/21		640,000	676,349
w=‡@#	Twin Reefs Pass Through Trust 144A
	0.00% 12/31/49		3,100,000	0
•#	ZFS Finance USA Trust II 144A 6.45% 12/15/65		3,870,000	3,676,500
•#	ZFS Finance USA Trust IV 144A 5.875% 5/9/32		4,060,000	3,999,100
				53,137,600
Natural Gas – 5.55%
	AmeriGas Finance
	6.75% 5/20/20		475,000	476,188
	7.00% 5/20/22		470,000	472,350
	El Paso Pipeline Partners Operating 6.50% 4/1/20		1,705,000	1,912,817
•	Enbridge Energy Partners 8.05% 10/1/37		6,970,000	7,516,309
	Energy Transfer Partners
	4.65% 6/1/21		3,670,000	3,753,757
	9.70% 3/15/19		6,041,000	7,648,879
	Enterprise Products Operating
	•7.034% 1/15/68		7,550,000	7,993,819
	9.75% 1/31/14		1,999,000	2,303,288

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
	Kinder Morgan Energy Partners
	6.95% 1/15/38	USD	2,250,000	$2,599,857
	9.00% 2/1/19		2,805,000	3,568,989
	Plains All American Pipeline 8.75% 5/1/19		1,985,000	2,561,295
•	TransCanada PipeLines 6.35% 5/15/67		8,652,000	8,755,962
	Williams Partners 7.25% 2/1/17		7,170,000	8,671,312
				58,234,822
Real Estate – 3.87%
	Brandywine Operating Partnership
	4.95% 4/15/18		2,850,000	2,860,964
	Developers Diversified Realty
	7.50% 4/1/17		2,500,000	2,818,983
	7.875% 9/1/20		1,125,000	1,332,857
	9.625% 3/15/16		1,415,000	1,662,196
	Digital Realty Trust
	5.25% 3/15/21		5,535,000	5,663,905
	5.875% 2/1/20		1,680,000	1,812,727
	ERP Operating 4.625% 12/15/21		1,920,000	2,049,936
	Health Care REIT 5.25% 1/15/22		2,115,000	2,237,748
	Regency Centers
	4.80% 4/15/21		2,935,000	3,072,857
	5.875% 6/15/17		2,325,000	2,606,702
	UDR 4.625% 1/10/22		4,670,000	4,891,461
	Vornado Realty 5.00% 1/15/22		4,600,000	4,827,833
#	WEA Finance 144A 4.625% 5/10/21		4,475,000	4,732,603
				40,570,772
Technology – 3.65%
	Applied Materials 5.85% 6/15/41		1,500,000	1,758,428
	Broadcom 2.70% 11/1/18		3,455,000	3,554,794
	CDW 12.535% 10/12/17		2,780,000	3,023,250
*	First Data 11.25% 3/31/16		1,120,000	977,200
	GXS Worldwide 9.75% 6/15/15		1,610,000	1,585,850
	Hewlett-Packard
	4.375% 9/15/21		1,705,000	1,797,501
	4.65% 12/9/21		3,500,000	3,772,528
	National Semiconductor 6.60% 6/15/17		6,644,000	8,140,095
#	Seagate Technology International 144A
	10.00% 5/1/14		3,948,000	4,530,330

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Tyco Electronics Group 3.50% 2/3/22	USD	3,920,000	$3,904,594
Xerox
4.50% 5/15/21		2,885,000	2,966,683
6.35% 5/15/18		1,940,000	2,235,608
			38,246,861
Total Corporate Bonds (cost $824,769,898)			863,677,617

Municipal Bonds – 4.46%
California State Various Purposes
5.00% 10/1/41		5,000,000	5,424,450
Los Angeles, California Department of
Water & Power Revenue Taxable Build
America Bond 6.574% 7/1/45		5,365,000	7,255,250
Massachusetts Development Finance
Agency Revenue (Harvard University)
Series B-1 5.00% 10/15/40	10,010,000		11,545,834
Metropolitan Transportation Authority,
New York Taxable Build America
Bond (Dedicated Tax Fund) Series C-1
6.687% 11/15/40		4,500,000	5,783,400
New Jersey Transportation Trust Fund
Authority Series B 5.00% 6/15/42		5,000,000	5,454,750
San Francisco Bay Area Toll Authority,
California Toll Bridge Revenue
Taxable Build America Bond Series S3
6.907% 10/1/50		3,575,000	4,901,325
Triborough Bridge & Tunnel Authority,
New York Revenue Taxable
Build America Bond Series A-2
5.45% 11/15/32		5,560,000	6,439,258
Total Municipal Bonds (cost $39,179,977)			46,804,267

ΔRegional Bonds – 0.63%
Australia – 0.38%
New South Wales Treasury 6.00% 4/1/19	AUD	1,105,000	1,288,488
Queensland Treasury 6.25% 6/14/19	AUD	2,300,000	2,684,609
			3,973,097

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
ΔRegional Bonds (continued)
Canada – 0.25%
Ontario Province 3.15% 6/2/22	CAD	993,000	$1,014,784
Quebec Province 4.25% 12/1/21	CAD	1,429,000	1,593,495
			2,608,279
Total Regional Bonds (cost $6,251,717)			6,581,376

«Senior Secured Loans – 2.06%
Alliance HealthCare Services 7.25% 6/1/16	USD	1,105,956	977,389
Burlington Coat Factory Warehouse
Tranche B 6.25% 2/10/17		1,636,629	1,635,876
Chrysler Group 6.00% 4/28/17		2,985,000	2,929,464
Immucor Tranche B 7.25% 7/2/18		1,780,538	1,796,562
Kinetic Concepts Tranche B 7.00% 1/12/18		3,075,000	3,131,057
MGM Resorts International Tranche E
7.00% 2/21/14		2,705,000	2,710,072
Nuveen Investments 2nd Lien 12.50% 7/9/15		1,335,000	1,395,743
Reynolds Group Holdings 6.50% 7/7/18		2,491,657	2,504,116
@ United Rentals
Secured Bridge Loan 7.37% 12/15/12		1,341,364	1,341,364
Unsecured Bridge Loan 8.88% 12/15/12		3,198,636	3,198,636
Total Senior Secured Loans (cost $21,466,921)			21,620,279

ΔSovereign Bonds – 3.89%
Australia – 0.34%
Australian Government Inflation-Linked
Bond 4.00% 8/20/15	AUD	1,853,000	3,557,957
			3,557,957
Brazil – 0.24%
Brazilian Government International Bond
5.625% 1/7/41	USD	2,143,000	2,475,165
			2,475,165
Canada – 0.13%
Canadian Government Bond 3.75% 6/1/19	CAD	1,173,000	1,339,701
			1,339,701
Chile – 0.17%
Chile Government International Bond
5.50% 8/5/20	CLP	829,000,000	1,764,189
			1,764,189

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Colombia – 0.57%
Colombia Government International Bond
6.125% 1/18/41	USD	5,001,000	$6,026,205
			6,026,205
Germany – 0.04%
Deutschland Republic 2.00% 1/4/22	EUR	331,000	440,599
			440,599
Indonesia – 0.73%
Indonesia Treasury Bond 11.00% 11/15/20	IDR	17,218,000,000	2,663,062
# Republic of Indonesia 144A
5.25% 1/17/42	USD	4,788,000	4,967,549
			7,630,611
Peru – 0.05%
Peruvian Government International Bond
5.625% 11/18/50		500,000	540,500
			540,500
Philippines – 0.25%
Philippine Government International
Bond 5.00% 1/13/37		2,490,000	2,570,925
			2,570,925
Poland – 0.40%
Poland Government International Bond
5.00% 3/23/22		4,149,000	4,227,831
			4,227,831
Republic of Korea – 0.34%
Korea Treasury Inflation-Linked Bond
2.75% 6/10/20	KRW	3,525,686,835	3,591,669
			3,591,669
Romania – 0.39%
# Romanian Government International
Bond 144A 6.75% 2/7/22	USD	4,100,000	4,063,387
			4,063,387
Russia – 0.24%
Russian-Eurobond 7.50% 3/31/30		2,145,950	2,548,316
			2,548,316

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Uruguay – 0.00%
Uruguay Government International Bond
PIK 7.875% 1/15/33	USD	1	$1
			1
Total Sovereign Bonds (cost $38,747,418)			40,777,056

U.S. Treasury Obligations – 1.11%
U.S. Treasury Notes
1.375% 12/31/18		3,460,000	3,495,953
2.00% 11/15/21		8,040,000	8,181,954
Total U.S. Treasury Obligations
(cost $11,511,637)			11,677,907

	Number of shares
Common Stock – 0.00%
Masco		251	3,030
† United Continental Holdings		40	924
Total Common Stock (cost $1,783)			3,954

Preferred Stock – 1.13%
Alabama Power 5.625%		118,065	3,021,732
Ally Financial
#144A 7.00%		1,500	1,207,922
∏•8.50%		100,000	2,091,000
•GMAC Capital Trust I 8.125%		50,000	1,109,500
•PNC Financial Services Group 8.25%		3,112,000	3,244,288
•US Bancorp 6.50%		44,000	1,122,000
Total Preferred Stock (cost $11,780,133)			11,796,442

	Number of contracts
Options Purchased – 0.04%
Put Swaptions – 0.04%
10-Yr IRS, strike price 5.23%,
expires 1/9/14 (CITI)		10,000,000	48,511
30-Yr IRS, strike price 4.813%,
expires 1/9/14 (BAML)		20,000,000	362,425
Total Options Purchased (cost $2,456,000)			410,936

	Principal amount°		Value (U.S. $)
Short-Term Investments – 2.41%
≠Discount Notes – 0.14%
Fannie Mae 0.01% 3/7/12	USD	849,250	$849,233
Federal Home Loan Bank 0.02% 3/21/12		561,805	561,790
			1,411,023
Repurchase Agreement – 2.19%
BNP Paribas 0.18%, dated 1/31/12, to
be repurchased on 2/1/12, repurchase
price $23,008,115 (collateralized by
U.S. government obligations
0.00%-4.625% 5/15/12-2/15/19;
market value $23,467,908)		23,008,001	23,008,001
			23,008,001
≠U.S. Treasury Obligation – 0.08%
U.S. Treasury Bill 0.001% 2/23/12		849,250	849,229
			849,229
Total Short-Term Investments
(cost $25,268,280)			25,268,253

Total Value of Securities Before Securities
Lending Collateral – 99.40%
(cost $994,844,047)			1,042,373,769

	Number of shares
**Securities Lending Collateral – 0.09%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund		70,568	68,557
Delaware Investments Collateral Fund No.1		820,855	820,855
@† Mellon GSL Reinvestment Trust II		230,639	0
Total Securities Lending Collateral
(cost $1,122,062)			889,412

Total Value of Securities – 99.49%
(cost $995,966,109)			1,043,263,181	©
**Obligation to Return Securities
Lending Collateral – (0.11%)			(1,122,062)
***Receivables and Other Assets
Net of Other Liabilities – 0.62%			6,485,185	«
Net Assets Applicable to 175,451,341
Shares Outstanding – 100.00%			$1,048,626,304

Statements of net assets
Delaware Corporate Bond Fund

Net Asset Value – Delaware Corporate Bond Fund
Class A ($485,856,582 / 81,293,247 Shares)	$5.98
Net Asset Value – Delaware Corporate Bond Fund
Class B ($5,611,995 / 939,261 Shares)	$5.97
Net Asset Value – Delaware Corporate Bond Fund
Class C ($174,421,430 / 29,179,822 Shares)	$5.98
Net Asset Value – Delaware Corporate Bond Fund
Class R ($14,065,603 / 2,351,533 Shares)	$5.98
Net Asset Value – Delaware Corporate Bond Fund
Institutional Class ($368,670,694 / 61,687,478 Shares)	$5.98

Components of Net Assets at January 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$999,923,049
Distributions in excess of net investment income	(308,286)
Accumulated net realized gain	3,975,785
Net unrealized appreciation of investments and derivatives	45,035,756
Total net assets	$1,048,626,304

°	Principal amount shown is stated in the currency in which each security is denominated.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2012, the aggregate value of Rule 144A securities was $221,405,355, which represented 21.11% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2012.
•	Variable rate security. The rate shown is the rate as of January 31, 2012. Interest rates reset periodically.
@	Illiquid security. At January 31, 2012, the aggregate value of illiquid securities was $7,017,427, which represented 0.67% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2012.
†	Non income producing security.
∏	Restricted security. This investment is in a security not registered under the Securities Act of 1933, as amended, and has certain restrictions on resale which may limit its liquidity. At January 31, 2012, the aggregate value of the restricted security was $2,091,000, which represented 0.20% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $1,084,683 of securities loaned.
***	Includes $1,407,000 collateral for futures contracts.
«	Includes foreign currency valued at $477,901 with a cost of $463,495.

Net Asset Value and Offering Price Per Share –
Delaware Corporate Bond Fund
Net asset value Class A (A)	$5.98
Sales charge (4.50% of offering price) (B)	0.28
Offering price	$6.26

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Statements of net assets
Delaware Corporate Bond Fund

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at January 31, 2012:[1]

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	(1,550,563)	USD	1,975,324	2/17/12	$(54,440)
BCLY	AUD	(8,250,727)	USD	8,395,610	2/17/12	(372,848)
BCLY	EUR	(4,869,619)	USD	6,201,313	2/17/12	(173,261)
GSC	GBP	1,531,701	USD	(2,365,330)	2/17/12	51,771
HSBC	AUD	1,331,430	USD	(1,356,394)	2/17/12	58,583
HSBC	EUR	(1,557,611)	USD	1,983,065	2/17/12	(55,926)
JPMC	EUR	(1,180,000)	USD	1,502,258	2/17/12	(42,421)
MSC	EUR	(267,298)	USD	340,172	2/17/12	(9,735)
						$(598,277)

Futures Contracts

				Unrealized
	Notional Cost			Appreciation
Contracts to Buy (Sell)	(Proceeds)	Notional Value	Expiration Date	(Depreciation)
(1,008) U.S. Treasury 10 yr Note	$(130,950,111)	$(133,308,000)	3/30/12	$(2,357,889)
749 U.S. Treasury Long Bond	107,601,660	108,932,688	3/30/12	1,331,028
	$(23,348,451)			$(1,026,861)

Swap Contracts CDS Contracts

				Annual		Unrealized
	Swap			Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	ITRAXX Europe Subordinate
	Financials 16.1 5 yr CDS	EUR	2,400,000	5.00%	12/20/16	$(190,026)
JPMC	Finmeccanica 5 yr CDS	USD	3,190,000	5.00%	3/20/17	(71,216)
JPMC	ITRAXX Europe Crossover
	Financials 16.1 5 yr CDS	EUR	1,925,000	5.00%	12/20/16	(62,579)
JPMC	ITRAXX Europe Subordinate
	Financials 16.1 5 yr CDS	EUR	1,300,000	5.00%	12/20/16	(130,769)
JPMC	MeadWestvaco 5 yr CDS	USD	3,900,000	1.00%	12/20/16	(134,728)
JPMC	Republic of France 5 yr CDS		3,049,000	0.25%	9/20/16	15,106
MSC	Japan 5 yr CDS		2,500,000	1.00%	9/20/16	15,864
MSC	People’s Republic of China 5 yr CDS		4,414,000	1.00%	12/20/16	(141,922)
MSC	Republic of France 5 yr CDS		2,204,000	0.25%	12/20/16	(18,400)
						$(718,670)
	Protection Sold / Moody’s Rating:
JPMC	Georgia Pacific 5 yr CDS / Baa	USD	3,900,000	1.00%	12/20/16	$125,074
JPMC	Tyson Foods CDS / Ba		2,500,000	1.00%	3/20/16	66,809
						$191,883
Total						$(526,787)

The use of foreign currency exchange contracts, futures contracts and swaps contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Statements of net assets
Delaware Corporate Bond Fund

Summary of abbreviations:
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CLP — Chilean Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
IDR — Indonesia Rupiah
IRS — Interest Rate Swap
JPMC — JPMorgan Chase Bank
KRW — South Korean Won
MSC — Morgan Stanley Capital
PIK — Pay-in-Kind
REIT — Real Estate Investment Trust
USD — United States Dollar
yr — Year

See accompanying notes, which are an integral part of the financial statements.

Delaware Extended Duration Bond Fund	January 31, 2012 (Unaudited)

		Principal amount°		Value (U.S. $)
	Commercial Mortgage-Backed Securities – 0.02%
	Merrill Lynch Mortgage Trust
	#Series 2002-MW1 J 144A 5.695% 7/12/34	USD	110,000	$89,543
	Series 2005-CIP1 A2 4.96% 7/12/38		21,658	21,931
	Total Commercial Mortgage-Backed Securities
	(cost $107,518)			111,474

	Convertible Bonds – 1.06%
Φ	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/15/27		2,472,000	1,782,930
#	Gaylord Entertainment 144A 3.75%
	exercise price $27.25, expiration date 9/29/14		320,000	390,400
	Health Care REIT 3.00% exercise price $51.13,
	expiration date 11/30/29		885,000	1,048,725
	Linear Technology 3.00% exercise price $43.39,
	expiration date 5/1/27		825,000	882,750
	Live Nation Entertainment 2.875%
	exercise price $27.14, expiration date 7/14/27		1,180,000	1,100,350
#	Owens-Brockway Glass Container 144A 3.00%
	exercise price $47.47, expiration date 5/28/15		806,000	793,910
	PHH 4.00% exercise price $25.80,
	expiration date 9/1/14		1,183,000	1,073,573
	Total Convertible Bonds (cost $6,860,006)			7,072,638

	Corporate Bonds – 82.92%
	Banking – 11.04%
	Abbey National Treasury Services 4.00% 4/27/16		7,800,000	7,575,827
	AgriBank 9.125% 7/15/19		1,210,000	1,580,650
	BAC Capital Trust VI 5.625% 3/8/35		1,700,000	1,429,856
	Bank of America 5.70% 1/24/22		2,510,000	2,604,893
	BB&T Capital Trust II 6.75% 6/7/36		2,403,000	2,523,751
•	BB&T Capital Trust IV 6.82% 6/12/57		630,000	638,663
•	Bear Stearns 4.947% 12/7/12	AUD	1,410,000	1,485,676
	Capital One Capital V 10.25% 8/15/39	USD	3,080,000	3,241,700
	Citigroup 5.875% 1/30/42		2,555,000	2,654,566

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	City National 5.25% 9/15/20	USD	1,155,000	$1,160,573
@#	CoBank 144A 7.875% 4/16/18		935,000	1,124,463
	Export-Import Bank of Korea 5.00% 4/11/22		4,030,000	4,162,434
•	Fifth Third Capital Trust IV 6.50% 4/15/37		3,515,000	3,506,213
	Goldman Sachs Group 5.75% 1/24/22		2,045,000	2,123,741
•#	HBOS Capital Funding 144A 6.071% 6/29/49		3,320,000	2,423,600
#	HSBC Bank 144A 4.75% 1/19/21		800,000	849,196
	HSBC Holdings 6.10% 1/14/42		2,025,000	2,352,724
	JPMorgan Chase 4.50% 1/24/22		2,680,000	2,767,231
	JPMorgan Chase Capital XXV 6.80% 10/1/37		4,395,000	4,477,906
	KeyBank 6.95% 2/1/28		2,467,000	2,805,998
•#	PNC Preferred Funding Trust II 144A
	6.113% 3/29/49		3,900,000	2,944,500
	Rabobank Utrecht
	3.375% 1/19/17		2,360,000	2,431,711
	5.25% 5/24/41		2,465,000	2,714,939
•	Regions Financing Trust II 6.625% 5/15/47		3,650,000	3,285,000
	Santander Holdings USA 4.625% 4/19/16		875,000	855,287
	SVB Financial Group 5.375% 9/15/20		1,705,000	1,757,766
•	USB Capital IX 3.50% 10/29/49		4,325,000	3,241,371
	Wachovia Bank 6.60% 1/15/38		2,910,000	3,470,178
	Zions Bancorp
	5.50% 11/16/15		900,000	914,443
	7.75% 9/23/14		750,000	807,241
				73,912,097
Basic Industry – 8.40%
	Alcoa 6.75% 7/15/18		1,693,000	1,956,798
	ArcelorMittal 7.00% 10/15/39		4,880,000	4,906,123
	Barrick North America Finance
	5.70% 5/30/41		2,555,000	3,082,242
	#144A 5.70% 5/30/41		30,000	36,191
	CF Industries 7.125% 5/1/20		2,630,000	3,156,000
	Dow Chemical
	5.25% 11/15/41		1,940,000	2,116,804
	8.55% 5/15/19		1,375,000	1,825,308
	Ecolab 5.50% 12/8/41		5,000,000	5,784,600

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Georgia-Pacific
	8.00% 1/15/24	USD	6,280,000	$8,172,353
	#144A 5.40% 11/1/20		480,000	543,564
	#144A 8.25% 5/1/16		185,000	205,128
	Hexion 8.875% 2/1/18		705,000	706,763
	International Paper
	6.00% 11/15/41		4,490,000	5,134,405
	7.30% 11/15/39		1,000,000	1,257,197
	9.375% 5/15/19		2,385,000	3,154,241
#	Kinross Gold 144A 6.875% 9/1/41		2,235,000	2,379,613
	Lyondell Chemical 11.00% 5/1/18		1,250,243	1,375,267
	Momentive Performance Materials 11.50% 12/1/16		655,000	553,475
	Mosaic 4.875% 11/15/41		2,820,000	2,942,439
#	Newcrest Finance 144A 4.45% 11/15/21		1,545,000	1,565,850
	Steel Dynamics 7.75% 4/15/16		420,000	441,000
	Teck Resources 6.25% 7/15/41		4,205,000	4,963,140
				56,258,501
Brokerage – 1.47%
	E Trade Financial 12.50% 11/30/17		1,065,000	1,238,063
	Jefferies Group
	6.25% 1/15/36		680,000	591,600
	6.45% 6/8/27		2,640,000	2,415,600
	Lazard Group 6.85% 6/15/17		3,271,000	3,537,174
	Nuveen Investments
	10.50% 11/15/15		1,320,000	1,382,700
	#144A 10.50% 11/15/15		620,000	643,250
				9,808,387
Capital Goods – 1.34%
	Ball
	7.125% 9/1/16		188,000	205,860
	7.375% 9/1/19		282,000	315,840
	Clean Harbors 7.625% 8/15/16		468,000	498,420
#	Meccanica Holdings USA 144A 6.25% 7/15/19		1,365,000	1,163,777
#	Odebrecht Finance 144A 6.00% 4/5/23		1,561,000	1,579,264
	RSC Equipment Rental 10.25% 11/15/19		820,000	906,100
#	Votorantim Cimentos 144A 7.25% 4/5/41		2,900,000	2,958,000
	WMX Technologies 7.10% 8/1/26		1,025,000	1,319,395
				8,946,656

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications – 9.17%
	America Movil 6.125% 3/30/40	USD	2,615,000	$3,210,085
	American Tower 5.90% 11/1/21		1,495,000	1,612,060
#	Brasil Telecom 144A 9.75% 9/15/16	BRL	2,133,000	1,218,579
*	Cablevision Systems 8.00% 4/15/20	USD	1,955,000	2,150,500
#	CC Holdings 144A 7.75% 5/1/17		235,000	256,444
#	Clearwire Communications 144A 12.00% 12/1/15		2,190,000	2,075,025
	Comcast 6.95% 8/15/37		5,072,000	6,599,589
	Cricket Communications 7.75% 10/15/20		735,000	701,925
	Crown Castle International 9.00% 1/15/15		660,000	722,700
#	Crown Castle Towers 144A 4.883% 8/15/20		2,000,000	2,086,228
	Deutsche Telekom International Finance
	8.75% 6/15/30		1,335,000	1,934,985
#	Digicel Group 144A
	8.875% 1/15/15		1,050,000	1,063,125
	10.50% 4/15/18		520,000	552,500
	DIRECTV Holdings 6.375% 3/1/41		1,615,000	1,910,117
	DISH DBS 7.875% 9/1/19		380,000	439,850
	Intelsat Bermuda 11.25% 2/4/17		1,180,000	1,194,750
#	Nara Cable Funding 144A 8.875% 12/1/18		2,100,000	2,005,500
*	PAETEC Holding 9.50% 7/15/15		400,000	422,000
	Qwest 6.75% 12/1/21		3,940,000	4,380,744
	Qwest Communications International
	7.125% 4/1/18		700,000	752,500
	Sprint Capital 6.875% 11/15/28		1,460,000	1,089,525
	Telefonica Emisiones
	5.134% 4/27/20		1,000,000	977,296
	5.462% 2/16/21		3,280,000	3,264,453
	Telesat 11.00% 11/1/15		230,000	247,250
	Time Warner Cable 5.50% 9/1/41		4,000,000	4,336,372
	US West Communications 6.875% 9/15/33		3,510,000	3,513,496
#	VimpelCom Holdings 144A 7.504% 3/1/22		1,520,000	1,436,400
	Virgin Media Secured Finance 6.50% 1/15/18		4,725,000	5,103,000
#	Wind Acquisition Finance 144A 11.75% 7/15/17		3,045,000	3,029,775
#	WPP Finance 2010 144A 4.75% 11/21/21		2,400,000	2,470,188
#	XM Satellite Radio 144A 13.00% 8/1/13		570,000	652,650
				61,409,611

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 5.19%
#	Chrysler Group 144A 8.25% 6/15/21	USD	1,725,000	$1,656,000
	CVS Caremark 5.75% 5/15/41		4,035,000	4,862,239
#	Delphi 144A 6.125% 5/15/21		1,625,000	1,714,375
	Ford Motor 7.45% 7/16/31		1,125,000	1,392,188
	Ford Motor Credit 5.00% 5/15/18		2,010,000	2,084,822
	Harrah’s Operating
	10.00% 12/15/18		1,085,000	843,588
	11.25% 6/1/17		335,000	364,731
	Host Hotels & Resorts
	5.875% 6/15/19		1,130,000	1,206,275
	6.00% 11/1/20		295,000	316,019
	#144A 6.00% 10/1/21		900,000	965,250
	Johnson Controls 5.25% 12/1/41		2,640,000	2,854,178
	Macy’s Retail Holdings
	5.125% 1/15/42		2,370,000	2,477,261
	7.875% 7/15/15		150,000	176,363
	MGM Resorts International
	10.375% 5/15/14		90,000	103,050
	11.125% 11/15/17		110,000	125,675
	11.375% 3/1/18		1,580,000	1,820,950
	13.00% 11/15/13		175,000	205,406
	OSI Restaurant Partners 10.00% 6/15/15		1,735,000	1,804,400
	Quiksilver 6.875% 4/15/15		1,000,000	967,500
	Ryland Group 8.40% 5/15/17		495,000	535,838
	Time Warner 5.375% 10/15/41		2,000,000	2,223,416
	Wal-Mart Stores 4.875% 7/8/40		2,650,000	3,000,084
	Wyndham Worldwide 5.625% 3/1/21		2,880,000	3,046,760
				34,746,368
Consumer Non-Cyclical – 8.09%
	Amgen
	4.95% 10/1/41		2,252,000	2,328,595
	5.15% 11/15/41		2,300,000	2,451,375
#	Aristotle Holding 144A 6.125% 11/15/41		6,320,000	6,909,719
	Celgene 5.70% 10/15/40		4,895,000	5,490,511
	Corn Products International 6.625% 4/15/37		2,950,000	3,496,756
	Delhaize Group 5.70% 10/1/40		1,895,000	1,859,419
#	Grupo Bimbo 144A 4.50% 1/25/22		880,000	900,361
	HCA Holdings 7.75% 5/15/21		570,000	599,925
#	inVentiv Health 144A 10.00% 8/15/18		1,025,000	932,750

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Mattel 5.45% 11/1/41	USD	3,440,000	$3,646,125
#	Mylan 144A 7.625% 7/15/17		1,530,000	1,688,738
#	Pernod-Ricard 144A 5.50% 1/15/42		8,074,000	8,521,864
	Quest Diagnostics 5.75% 1/30/40		4,875,000	5,395,153
#	SABMiller Holdings 144A 4.95% 1/15/42		6,500,000	6,939,420
	Supervalu 7.50% 11/15/14		460,000	470,925
	Teva Pharmaceutical Finance IV 3.65% 11/10/21		1,000,000	1,059,966
	Tyson Foods 10.50% 3/1/14		1,290,000	1,502,850
				54,194,452
Electric – 11.14%
	AES 8.00% 6/1/20		325,000	370,500
	Ameren Illinois 9.75% 11/15/18		2,180,000	2,904,850
#	Centrais Eletricas Brasileiras 144A 5.75% 10/27/21		2,055,000	2,172,135
	ComEd Financing III 6.35% 3/15/33		4,500,000	4,545,522
	Duke Energy Carolinas 4.25% 12/15/41		6,025,000	6,378,293
#	Enel Finance International 144A 6.00% 10/7/39		3,800,000	3,241,601
	Florida Power & Light 4.125% 2/1/42		5,650,000	5,908,923
•	FPL Group Capital
	6.35% 10/1/66		3,067,000	3,100,762
	6.65% 6/15/67		975,000	988,290
	Ipalco Enterprises 5.00% 5/1/18		830,000	822,738
	LG&E & KU Energy 3.75% 11/15/20		525,000	529,720
#	Oncor Electric Delivery 144A 4.55% 12/1/41		5,500,000	5,649,820
	Pacific Gas & Electric
	4.50% 12/15/41		2,510,000	2,621,954
	5.40% 1/15/40		2,180,000	2,573,767
•	PPL Capital Funding 6.70% 3/30/67		4,780,000	4,725,317
	PPL Electric Utilities 5.20% 7/15/41		2,800,000	3,359,073
	Puget Sound Energy
	4.434% 11/15/41		4,870,000	5,161,036
	•6.974% 6/1/67		2,495,000	2,509,606
	South Carolina Electric & Gas 5.45% 2/1/41		5,135,000	6,171,114
•	Wisconsin Energy 6.25% 5/15/67		4,405,000	4,509,143
•	WPS Resources 6.11% 12/1/66		1,375,000	1,350,608
	Xcel Energy 4.80% 9/15/41		4,500,000	4,967,145
				74,561,917

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy – 6.76%
#	BG Energy Capital 144A 4.00% 10/15/21	USD	4,000,000	$4,296,320
	Chesapeake Energy 7.25% 12/15/18		650,000	700,375
	Encana
	3.90% 11/15/21		585,000	573,816
	5.15% 11/15/41		1,140,000	1,113,599
#	ENI 144A 5.70% 10/1/40		3,450,000	3,713,380
#	Hercules Offshore 144A 10.50% 10/15/17		595,000	597,975
#	Korea National Oil 144A 4.00% 10/27/16		2,235,000	2,317,988
	Laredo Petroleum 9.50% 2/15/19		1,910,000	2,096,225
	Noble Energy
	4.15% 12/15/21		1,000,000	1,041,963
	6.00% 3/1/41		1,185,000	1,368,583
	Noble Holding International 6.05% 3/1/41		2,400,000	2,741,570
	Petrobras International Finance 5.375% 1/27/21		3,415,000	3,595,811
	Petrohawk Energy 7.25% 8/15/18		5,575,000	6,383,374
#	Petroleos Mexicanos 144A 6.50% 6/2/41		2,998,000	3,327,780
	Suncor Energy 6.85% 6/1/39		2,500,000	3,296,288
	Transocean 6.375% 12/15/21		945,000	1,073,613
	Weatherford Bermuda 6.75% 9/15/40		4,290,000	5,103,885
	Williams
	7.75% 6/15/31		919,000	1,115,423
	8.75% 3/15/32		619,000	820,226
				45,278,194
Finance Companies – 2.43%
	FTI Consulting
	6.75% 10/1/20		865,000	923,388
	7.75% 10/1/16		375,000	391,875
	General Electric Capital 5.875% 1/14/38		5,845,000	6,416,535
•#	ILFC E-Capital Trust I 144A 4.34% 12/21/65		1,000,000	636,770
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,250,000	906,250
	International Lease Finance 6.25% 5/15/19		1,292,000	1,267,884
#	IPIC GMTN 144A 5.50% 3/1/22		3,807,000	3,873,622
	PHH 9.25% 3/1/16		1,935,000	1,867,275
				16,283,599
Insurance – 5.16%
	American International Group
	•8.175% 5/15/58		2,575,000	2,510,625
	8.25% 8/15/18		2,470,000	2,851,543
•	Chubb 6.375% 3/29/67		2,555,000	2,618,875

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
	Coventry Health Care 5.45% 6/15/21	USD	3,875,000	$4,342,635
#	Highmark 144A 6.125% 5/15/41		4,510,000	4,893,103
•	ING Groep 5.775% 12/29/49		3,200,000	2,648,000
#	Liberty Mutual 144A 7.00% 3/15/37		1,600,000	1,416,000
#	MetLife Capital Trust IV 144A 7.875% 12/15/37		900,000	965,250
#	MetLife Capital Trust X 144A 9.25% 4/8/38		3,530,000	4,191,875
	Prudential Financial 5.625% 5/12/41		3,210,000	3,346,839
	Transatlantic Holdings 8.00% 11/30/39		704,000	800,566
•#	ZFS Finance USA Trust II 144A 6.45% 12/15/65		1,395,000	1,325,250
•#	ZFS Finance USA Trust IV 144A 5.875% 5/9/32		2,705,000	2,664,425
				34,574,986
Natural Gas – 7.31%
*	AGL Capital 5.875% 3/15/41		4,605,000	5,656,939
	AmeriGas Finance
	6.75% 5/20/20		310,000	310,775
	7.00% 5/20/22		305,000	306,525
@	Boston Gas 6.95% 12/1/23		200,000	248,920
	El Paso Pipeline Partners Operating 7.50% 11/15/40		3,065,000	3,630,342
•	Enbridge Energy Partners 8.05% 10/1/37		4,750,000	5,122,305
	Energy Transfer Partners
	6.50% 2/1/42		4,835,000	5,234,265
	9.70% 3/15/19		1,535,000	1,943,557
•	Enterprise Products Operating 7.034% 1/15/68		3,020,000	3,197,528
#	KeySpan Gas East 144A 5.819% 4/1/41		1,195,000	1,452,845
	Kinder Morgan Energy Partners 6.95% 1/15/38		5,050,000	5,835,234
	NiSource Finance
	*5.95% 6/15/41		4,000,000	4,423,108
	6.25% 12/15/40		1,710,000	1,966,820
	Plains All American Pipeline 6.65% 1/15/37		1,415,000	1,703,274
	Sempra Energy 6.00% 10/15/39		3,160,000	3,944,002
•	TransCanada PipeLines 6.35% 5/15/67		3,940,000	3,987,343
				48,963,782
Real Estate – 2.20%
	Developers Diversified Realty 7.875% 9/1/20		2,010,000	2,381,372
	Digital Realty Trust 5.25% 3/15/21		2,270,000	2,322,866
	Health Care REIT 6.50% 3/15/41		3,615,000	3,954,889
	Regency Centers 5.875% 6/15/17		1,140,000	1,278,125

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
UDR 4.625% 1/10/22	USD	2,730,000	$2,859,462
# WEA Finance 144A 4.625% 5/10/21		1,805,000	1,908,905
			14,705,619
Technology – 1.68%
Applied Materials 5.85% 6/15/41		2,000,000	2,344,570
CDW 12.535% 10/12/17		1,925,000	2,093,438
* First Data 11.25% 3/31/16		1,120,000	977,200
GXS Worldwide 9.75% 6/15/15		1,320,000	1,300,200
Tyco Electronics Group 3.50% 2/3/22		2,480,000	2,470,253
Xerox 4.50% 5/15/21		2,000,000	2,056,626
			11,242,287
Transportation – 1.54%
Burlington Northern Santa Fe 4.95% 9/15/41		4,000,000	4,404,428
CSX 4.75% 5/30/42		5,620,000	5,881,971
			10,286,399
Total Corporate Bonds (cost $519,975,471)			555,172,855

Municipal Bonds – 5.48%
California State Various Purposes 5.00% 10/1/41		2,500,000	2,712,225
Chicago, Illinois O’Hare International Airport
Taxable Build America Bond Series B
6.395% 1/1/40		3,800,000	4,858,947
Long Island power Authority, New York Electric
System Revenue Taxable Build America Bond
5.85% 5/1/41		3,600,000	4,240,080
Los Angeles, California Department of Water &
Power Revenue Taxable Build America Bond
6.574% 7/1/45		2,225,000	3,008,934
Massachusetts Development Finance Agency
Revenue (Harvard University) Series B-1
5.00% 10/15/40		3,975,000	4,584,884
Metropolitan Transportation Authority,
New York Taxable Build America Bond
(Dedicated Tax Fund)
Series A2 6.089% 11/15/40		3,205,000	4,052,690
Series C-1 6.687% 11/15/40		3,000,000	3,855,600
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/42		2,500,000	2,727,375

Statements of net assets
Delaware Extended Duration Bond Fund

	Principal amount°		Value (U.S. $)
Municipal Bonds (continued)
Oregon Department of Transportation Highway
User Tax Revenue Taxable Build America Bond
(Subordinate Lien Direct Payment) Series A
5.834% 11/15/34	USD	1,605,000	$1,957,635
San Francisco Bay Area Toll Authority, California
Toll Bridge Revenue Taxable Build America
Bond Series S3 6.907% 10/1/50		1,485,000	2,035,935
Triborough Bridge & Tunnel Authority, New York
Revenue Taxable Build America Bond
Series A-2 5.45% 11/15/32		2,310,000	2,675,303
Total Municipal Bonds (cost $30,285,752)			36,709,608

ΔRegional Bonds – 0.39%
Australia – 0.24%
New South Wales Treasury 6.00% 4/1/19	AUD	428,000	499,070
Queensland Treasury 6.25% 6/14/19	AUD	968,000	1,129,871
			1,628,941
Canada – 0.15%
Ontario Province 3.15% 6/2/22	CAD	303,000	309,647
Quebec Province 4.25% 12/1/21	CAD	584,000	651,225
			960,872
Total Regional Bonds (cost $2,461,064)			2,589,813

«Senior Secured Loans – 1.88%
Alliance HealthCare Services 7.25% 6/1/16	USD	405,866	358,684
Burlington Coat Factory Warehouse Tranche B
6.25% 2/10/17		763,120	762,769
Chrysler Group 6.00% 4/28/17		1,393,000	1,367,083
Immucor Tranche B 7.25% 7/2/18		1,211,963	1,222,870
Kinetic Concepts Tranche B 7.00% 1/12/18		2,125,000	2,163,739
MGM Resorts International Tranche E
7.00% 2/21/14		1,848,632	1,852,098
Nuveen Investments 2nd Lien 12.50% 7/9/15		620,000	648,210
Reynolds Group Holdings 6.50% 7/7/18		1,238,428	1,244,620
@ United Rentals
Secured Bridge Loan 7.37% 12/15/12		876,023	876,023
Unsecured Bridge Loan 8.88% 12/15/12		2,088,977	2,088,977
Total Senior Secured Loans (cost $12,475,497)			12,585,073

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds – 3.25%
Australia – 0.20%
Australian Government Inflation-Linked Bond
4.00% 8/20/15	AUD	697,000	$1,338,314
			1,338,314
Brazil – 0.19%
Brazilian Government International Bond
5.625% 1/7/41	USD	1,110,000	1,282,050
			1,282,050
Canada – 0.07%
Canadian Government Bond 3.75% 6/1/19	CAD	418,000	477,404
			477,404
Chile – 0.17%
Chile Government International Bond
5.50% 8/5/20	CLP	537,000,000	1,142,786
			1,142,786
Colombia – 0.46%
Colombia Government International Bond
6.125% 1/18/41	USD	2,589,000	3,119,745
			3,119,745
Germany – 0.03%
Deutschland Republic 2.00% 1/4/22	EUR	132,000	175,707
			175,707
Indonesia – 0.66%
Indonesia Treasury Bond 11.00% 11/15/20	IDR	7,466,000,000	1,154,746
# Republic of Indonesia 144A 5.25% 1/17/42	USD	3,121,000	3,238,037
			4,392,783
Peru – 0.05%
Peruvian Government International Bond
5.625% 11/18/50		320,000	345,920
			345,920
Philippines – 0.25%
Philippine Government International Bond
5.00% 1/13/37		1,640,000	1,693,300
			1,693,300
Poland – 0.39%
Poland Government International Bond
5.00% 3/23/22		2,552,000	2,600,488
			2,600,488

Statements of net assets
Delaware Extended Duration Bond Fund

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Republic of Korea – 0.21%
Korea Treasury Inflation-Linked Bond
2.75% 6/10/20	KRW	1,356,547,247	$1,381,934
			1,381,934
Romania – 0.40%
# Romanian Government International Bond 144A
6.75% 2/7/22	USD	2,680,000	2,656,068
			2,656,068
Russia – 0.17%
Russian-Eurobond 7.50% 3/31/30		968,600	1,150,213
			1,150,213
Total Sovereign Bonds (cost $20,870,697)			21,756,712

U.S. Treasury Obligations – 2.30%
U.S. Treasury Bonds 3.75% 8/15/41		3,180,000	3,707,683
U.S. Treasury Notes
1.375% 12/31/18		1,770,000	1,788,392
2.00% 11/15/21		6,445,000	6,558,793
^∞ U.S. Treasury Strip Principal 3.005% 11/15/41		8,505,000	3,365,990
Total U.S. Treasury Obligations
(cost $15,270,168)			15,420,858

	Number of shares
Preferred Stock – 0.90%
Alabama Power 5.625%		16,200	414,620
Ally Financial
#144A 7.00%		2,175	1,751,486
∏•8.50%		50,000	1,045,500
• PNC Financial Services Group 8.25%		1,615,000	1,683,652
• US Bancorp 6.50%		44,000	1,122,000
Total Preferred Stock (cost $6,315,229)			6,017,258

	Notional of contracts		Value (U.S. $)
Options Purchased – 0.03%
Put Swaptions – 0.03%
10-Yr IRS, strike price 5.23%,
expires 1/9/14 (CITI)		4,000,000	$19,404
30-Yr IRS, strike price 4.813%,
expires 1/9/14 (BAML)		8,000,000	144,970
Total Options Purchased (cost $982,400)			164,374

	Principal amount°
Short-Term Investments – 3.56%
≠Discount Notes – 0.35%
Fannie Mae 0.01% 3/7/12	USD	521,293	521,283
Federal Home Loan Bank 0.02% 3/21/12		1,820,879	1,820,830
			2,342,113
Repurchase Agreement – 3.13%
BNP Paribas 0.18%, dated 1/31/12, to be
repurchased on 2/1/12, repurchase price
$20,985,105 (collateralized by U.S.
government obligations 0.00%-4.625%
5/15/21-2/15/19; market value $21,404,469)		20,985,000	20,985,000
			20,985,000
≠U.S. Treasury Obligation – 0.08%
U.S. Treasury Bill 0.001% 2/23/12		521,293	521,280
			521,280
Total Short-Term Investments (cost $23,848,410)			23,848,393

Total Value of Securities Before Securities
Lending Collateral – 101.79%
(cost $639,452,212)			681,449,056

	Number of shares
**Securities Lending Collateral – 0.34%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund		40,572	39,416
Delaware Investments Collateral Fund No.1		2,265,960	2,265,960
@† Mellon GSL Reinvestment Trust II		96,378	0
Total Securities Lending Collateral
(cost $2,402,910)			2,305,376

Statements of net assets
Delaware Extended Duration Bond Fund

	Value (U.S. $)

Total Value of Securities – 102.13%
(cost $641,855,122)	$683,754,432	©
**Obligation to Return Securities
Lending Collateral – (0.36%)	(2,402,910)
***Other Liabilities Net of Receivables
and Other Assets – (1.77%)	(11,858,996	)«
Net Assets Applicable to 100,691,114
Shares Outstanding – 100.00%	$669,492,526

Net Asset Value – Delaware Extended Duration Bond Fund
Class A ($397,559,024 / 59,767,809 Shares)	$6.65
Net Asset Value – Delaware Extended Duration Bond Fund
Class B ($2,132,176 / 321,143 Shares)	$6.64
Net Asset Value – Delaware Extended Duration Bond Fund
Class C ($43,281,027 / 6,508,809 Shares)	$6.65
Net Asset Value – Delaware Extended Duration Bond Fund
Class R ($15,591,486 / 2,341,312 Shares)	$6.66
Net Asset Value – Delaware Extended Duration Bond Fund
Institutional Class ($210,928,813 / 31,752,041 Shares)	$6.64

Components of Net Assets at January 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$612,162,139
Undistributed net investment income	957,973
Accumulated net realized gain	14,041,088
Net unrealized appreciation of investments and derivatives	42,331,326
Total net assets	$669,492,526

°	Principal amount shown is stated in the currency in which each security is denominated.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2012, the aggregate value of Rule 144A securities was $123,962,025, which represented 18.52% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2012.
•	Variable rate security. The rate shown is the rate as of January 31, 2012. Interest rates reset periodically.
@	Illiquid security. At January 31, 2012, the aggregate value of illiquid securities was $4,338,383, which represented 0.65% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2012.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
∞	Fully or partially pledged as collateral for futures contracts.
∏	Restricted security. This investment is in a security not registered under the Securities Act of 1933, as amended, and has certain restrictions on resale which may limit its liquidity. At January 31, 2012, the aggregate value of the restricted security was $1,045,500, which represented 0.16% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
†	Non income producing security.
©	Includes $2,342,395 of securities loaned.
***	Includes $1,950,000 collateral for futures contracts.
«	Includes foreign currency valued at $189,887 with a cost of $184,665.

Statements of net assets
Delaware Extended Duration Bond Fund

Net Asset Value and Offering Price Per Share –
Delaware Extended Duration Bond Fund
Net asset value Class A (A)	$6.65
Sales charge (4.50% of offering price) (B)	0.31
Offering price	$6.96

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at January 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	(774,643)	USD	986,849	2/17/12	$(27,198)
BCLY	AUD	(2,974,259)	USD	3,026,487	2/17/12	(134,406)
BCLY	EUR	(2,213,335)	USD	2,818,616	2/17/12	(78,750)
GSC	GBP	768,904	USD	(1,187,381)	2/17/12	25,989
HSBC	AUD	522,505	USD	(532,302)	2/17/12	22,990
HSBC	EUR	(2,553,455)	USD	3,250,919	2/17/12	(91,682)
JPMC	EUR	(443,000)	USD	563,983	2/17/12	(15,926)
MSC	EUR	(406,648)	USD	517,513	2/17/12	(14,810)
						$(313,793)

Futures Contracts

					Unrealized
		Notional Cost			Appreciation
Contracts to Buy (Sell)		(Proceeds)	Notional Value	Expiration Date	(Depreciation)
(586)	U.S. Treasury 10 yr Note	$(76,203,774)	$(77,498,500)	3/30/12	$(1,294,726)
1,029	U.S. Treasury Long Bond	147,855,445	149,655,188	3/30/12	1,799,743
381	U.S. Treasury Ultra Term Bond	60,244,830	60,948,094	3/30/12	703,264
		$131,896,501			$1,208,281

Swap Contracts
CDS Contracts

				Annual		Unrealized
	Swap	Notional		Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	ITRAXX Europe Subordinate
	Financials 16.1 5 yr CDS	EUR	1,100,000	5.00%	12/20/16	$(87,095)
JPMC	Finmeccanica 5 yr CDS	USD	685,000	5.00%	3/20/17	(15,293)
JPMC	ITRAXX Europe Crossover
	Financials 16.1 5 yr CDS	EUR	1,255,000	5.00%	12/20/16	(40,798)
JPMC	ITRAXX Europe Subordinate
	Financials 16.1 5 yr CDS	EUR	1,860,000	5.00%	12/20/16	(187,100)
JPMC	MeadWestvaco 5 yr CDS	USD	2,600,000	1.00%	12/20/16	(89,819)
JPMC	Republic of France 5 yr CDS		1,631,000	0.25%	9/20/16	8,081
MSC	Japan 5 yr CDS		1,390,000	1.00%	9/20/16	8,820
MSC	People’s Republic of China
	5 yr CDS		2,975,000	1.00%	12/20/16	(95,655)
MSC	Republic of France 5 yr CDS		1,498,000	0.25%	12/20/16	(12,506)
						$(511,365)
	Protection Sold/Moody’s Rating:
JPMC	Georgia Pacific 5 yr CDS / Baa	USD	2,600,000	1.00%	12/20/16	$83,383
JPMC	Tyson Foods CDS / Ba		1,100,000	1.00%	3/20/16	29,396
						$112,779
Total						$(398,586)

The use of foreign currency exchange contracts, futures contracts and swaps contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Statements of net assets
Delaware Extended Duration Bond Fund

Summary of abbreviations:
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CLP — Chilean Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
IDR — Indonesia Rupiah
IRS — Interest Rate Swap
JPMC — JPMorgan Chase Bank
KRW — South Korean Won
MSC — Morgan Stanley Capital
REIT — Real Estate Investment Trust
USD — United States Dollar
yr — Year

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six Months Ended January 31, 2012 (Unaudited)

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Investment Income:
Interest	$23,517,892	$16,863,661
Dividends	395,552	207,250
Securities lending income	35,013	24,006
Foreign tax withheld	(35,633)	(7,708)
	23,912,824	17,087,209
Expenses:
Management fees	2,292,840	1,656,300
Distribution expense – Class A	633,037	575,210
Distribution expense – Class B	29,875	10,884
Distribution expense – Class C	739,691	165,761
Distribution expense – Class R	39,393	40,592
Dividend disbursing and transfer agent fees and expenses	643,427	309,637
Accounting and administration expenses	184,864	120,528
Reports and statements to shareholders	51,974	29,102
Registration fees	41,925	45,008
Legal fees	38,290	28,281
Trustees’ fees	24,700	15,804
Custodian fees	19,211	13,241
Audit and tax	18,666	17,353
Dues and services	7,237	5,624
Insurance fees	5,196	2,764
Pricing fees	4,357	4,719
Consulting fees	3,606	2,685
Trustees’ expenses	2,052	1,192
	4,780,341	3,044,685
Less fees waived	(72,729)	(114,938)
Less waived distribution expenses – Class A	(105,506)	(95,868)
Less waived distribution expenses – Class R	(6,566)	(6,765)
Less expense paid indirectly	(227)	(148)
Total operating expenses	4,595,313	2,826,966
Net Investment Income	19,317,511	14,260,243

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$22,201,238	$17,191,459
Futures contracts	3,266,898	21,046,404
Swap contracts	1,162,227	292,094
Foreign currencies	602,011	260,991
Foreign currency exchange contracts	(89,899)	344,945
Options written	(119,191)	(225,468)
Net realized gain	27,023,284	38,910,425
Net change in unrealized appreciation (depreciation) on:
Options written	17,913	8,757
Foreign currency exchange contracts	(764,345)	(383,108)
Futures contracts	(315,274)	(132,064)
Foreign currencies	14,462	5,779
Swap contracts	(2,474,604)	(1,259,480)
Investments	(8,201,117)	14,264,891
Net change in unrealized appreciation (depreciation)	(11,722,965)	12,504,775
Net Realized and Unrealized Gain	15,300,319	51,415,200

Net Increase in Net Assets Resulting
from Operations	$34,617,830	$65,675,443

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Corporate Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,317,511	$44,109,977
Net realized gain	27,023,284	33,584,238
Net change in unrealized appreciation (depreciation)	(11,722,965)	7,684,323
Net increase in net assets resulting from operations	34,617,830	85,378,538

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(10,626,387)	(20,177,208)
Class B	(128,255)	(360,259)
Class C	(3,168,700)	(5,958,860)
Class R	(314,658)	(536,724)
Institutional Class	(9,223,288)	(23,146,689)

Net realized gain:
Class A	(9,737,378)	(18,619,739)
Class B	(130,539)	(400,441)
Class C	(3,416,230)	(6,355,176)
Class R	(327,404)	(474,102)
Institutional Class	(7,396,501)	(20,157,143)
	(44,469,340)	(96,186,341)

Capital Share Transactions:
Proceeds from shares sold:
Class A	151,077,083	155,538,522
Class B	76,902	97,900
Class C	47,221,325	36,483,043
Class R	6,658,213	7,492,056
Institutional Class	145,409,646	300,959,811

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	16,783,457	31,298,663
Class B	214,090	575,629
Class C	5,411,736	9,519,702
Class R	624,528	989,624
Institutional Class	13,245,882	34,711,566
	386,722,862	577,666,516

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(70,849,351)	$(200,246,754)
Class B	(1,302,827)	(3,680,277)
Class C	(13,163,221)	(50,191,010)
Class R	(5,078,350)	(6,651,589)
Institutional Class	(251,422,165)	(221,334,191)
	(341,815,914)	(482,103,821)
Increase in net assets derived
from capital share transactions	44,906,948	95,562,695
Net Increase in Net Assets	35,055,438	84,754,892

Net Assets:
Beginning of period	1,013,570,866	928,815,974
End of period	$1,048,626,304	$1,013,570,866

Distributions in excess of net investment income	$(308,286)	$(361,280)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Extended Duration Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$14,260,243	$21,773,393
Net realized gain	38,910,425	16,770,963
Net change in unrealized appreciation	12,504,775	2,791,904
Net increase in net assets resulting from operations	65,675,443	41,336,260

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,756,479)	(15,852,945)
Class B	(47,108)	(131,629)
Class C	(719,206)	(1,089,216)
Class R	(327,239)	(695,505)
Institutional Class	(4,746,027)	(4,741,267)

Net realized gain:
Class A	(16,010,715)	(14,282,673)
Class B	(85,710)	(157,648)
Class C	(1,444,849)	(1,262,536)
Class R	(571,733)	(744,442)
Institutional Class	(7,635,267)	(3,440,914)
	(41,344,333)	(42,398,775)

Capital Share Transactions:
Proceeds from shares sold:
Class A	81,854,347	153,640,124
Class B	24,905	50,958
Class C	18,238,075	11,682,865
Class R	6,456,666	12,378,423
Institutional Class	102,361,702	110,747,266

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	24,645,688	28,522,062
Class B	111,323	222,194
Class C	1,903,453	1,924,842
Class R	894,315	1,439,947
Institutional Class	11,162,280	7,217,008
	247,652,754	327,825,689

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(75,982,231)	$(103,758,638)
Class B	(315,791)	(1,462,031)
Class C	(2,804,800)	(11,781,175)
Class R	(3,139,973)	(16,929,980)
Institutional Class	(33,935,949)	(44,476,105)
	(116,178,744)	(178,407,929)
Increase in net assets derived
from capital share transactions	131,474,010	149,417,760
Net Increase in Net Assets	155,805,120	148,355,245

Net Assets:
Beginning of period	513,687,406	365,332,161
End of period	$669,492,526	$513,687,406

Undistributed net investment income	$957,973	$936,905

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$6.050	$6.080	$5.460	$5.240	$5.520	$5.490

0.123	0.268	0.309	0.314	0.279	0.301
0.092	0.278	0.647	0.216	(0.272)	0.046
0.215	0.546	0.956	0.530	0.007	0.347

(0.149)	(0.305)	(0.336)	(0.310)	(0.287)	(0.317)
(0.136)	(0.271)	—	—	—	—
(0.285)	(0.576)	(0.336)	(0.310)	(0.287)	(0.317)

$5.980	$6.050	$6.080	$5.460	$5.240	$5.520

3.75%	9.44%	17.91%	11.04%	0.04%	6.35%

$485,856	$392,313	$409,671	$459,892	$268,659	$304,255
0.95%	0.95%	0.94%	0.90%	0.90%	0.82%

1.01%	1.09%	1.10%	1.11%	1.08%	1.06%
4.14%	4.45%	5.31%	6.45%	5.10%	5.35%

4.08%	4.31%	5.15%	6.24%	4.92%	5.11%
118%	204%	219%	271%	355%	244%

Financial highlights
Delaware Corporate Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$6.050	$6.080	$5.460	$5.230	$5.520	$5.480

0.101	0.223	0.265	0.278	0.238	0.259
0.082	0.278	0.647	0.225	(0.283)	0.055
0.183	0.501	0.912	0.503	(0.045)	0.314

(0.127)	(0.260)	(0.292)	(0.273)	(0.245)	(0.274)
(0.136)	(0.271)	—	—	—	—
(0.263)	(0.531)	(0.292)	(0.273)	(0.245)	(0.274)

$5.970	$6.050	$6.080	$5.460	$5.230	$5.520

3.37%	8.62%	17.04%	10.43%	(0.90% )	5.56%

$5,612	$6,705	$9,807	$11,938	$15,525	$22,694
1.70%	1.70%	1.69%	1.65%	1.65%	1.57%

1.71%	1.79%	1.80%	1.81%	1.78%	1.76%
3.39%	3.70%	4.56%	5.70%	4.35%	4.60%

3.38%	3.61%	4.45%	5.54%	4.22%	4.41%
118%	204%	219%	271%	355%	244%

Financial highlights
Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$6.050	$6.090	$5.470	$5.240	$5.520	$5.490

0.101	0.223	0.266	0.278	0.238	0.259
0.092	0.268	0.646	0.225	(0.273)	0.045
0.193	0.491	0.912	0.503	(0.035)	0.304

(0.127)	(0.260)	(0.292)	(0.273)	(0.245)	(0.274)
(0.136)	(0.271)	—	—	—	—
(0.263)	(0.531)	(0.292)	(0.273)	(0.245)	(0.274)

$5.980	$6.050	$6.090	$5.470	$5.240	$5.520

3.36%	8.44%	17.01%	10.41%	(0.71% )	5.55%

$174,421	$135,912	$141,328	$121,901	$62,211	$67,693
1.70%	1.70%	1.69%	1.65%	1.65%	1.57%

1.71%	1.79%	1.80%	1.81%	1.78%	1.76%
3.39%	3.70%	4.56%	5.70%	4.35%	4.60%

3.38%	3.61%	4.45%	5.54%	4.22%	4.41%
118%	204%	219%	271%	355%	244%

Financial highlights
Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$6.050	$6.090	$5.470	$5.240	$5.520	$5.490

0.116	0.253	0.295	0.302	0.265	0.287
0.092	0.268	0.646	0.226	(0.272)	0.045
0.208	0.521	0.941	0.528	(0.007)	0.332

(0.142)	(0.290)	(0.321)	(0.298)	(0.273)	(0.302)
(0.136)	(0.271)	—	—	—	—
(0.278)	(0.561)	(0.321)	(0.298)	(0.273)	(0.302)

$5.980	$6.050	$6.090	$5.470	$5.240	$5.520

3.62%	8.98%	17.60%	10.97%	(0.21% )	6.07%

$14,066	$11,981	$10,209	$11,229	$11,973	$15,802
1.20%	1.20%	1.19%	1.15%	1.15%	1.07%

1.31%	1.39%	1.40%	1.41%	1.38%	1.36%
3.89%	4.20%	5.06%	6.20%	4.85%	5.10%

3.78%	4.01%	4.85%	5.94%	4.62%	4.81%
118%	204%	219%	271%	355%	244%

Financial highlights
Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$6.050	$6.090	$5.470	$5.240	$5.520	$5.480

0.131	0.283	0.329	0.327	0.293	0.315
0.092	0.268	0.641	0.225	(0.273)	0.056
0.223	0.551	0.970	0.552	0.020	0.371

(0.157)	(0.320)	(0.350)	(0.322)	(0.300)	(0.331)
(0.136)	(0.271)	—	—	—	—
(0.293)	(0.591)	(0.350)	(0.322)	(0.300)	(0.331)

$5.980	$6.050	$6.090	$5.470	$5.240	$5.520

3.88%	9.52%	18.40%	11.53%	0.10%	6.81%

$368,671	$466,660	$357,801	$50,235	$205,197	$180,631
0.70%	0.70%	0.69%	0.65%	0.65%	0.57%

0.71%	0.79%	0.80%	0.81%	0.78%	0.76%
4.39%	4.70%	5.56%	6.70%	5.35%	5.60%

4.38%	4.61%	5.45%	6.54%	5.22%	5.41%
118%	204%	219%	271%	355%	244%

Financial highlights
Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$6.380	$6.440	$5.600	$5.210	$5.460	$5.410

0.151	0.318	0.348	0.344	0.296	0.306
0.551	0.268	0.850	0.385	(0.245)	0.065
0.702	0.586	1.198	0.729	0.051	0.371

(0.166)	(0.329)	(0.358)	(0.339)	(0.301)	(0.321)
(0.266)	(0.317)	—	—	—	—
(0.432)	(0.646)	(0.358)	(0.339)	(0.301)	(0.321)

$6.650	$6.380	$6.440	$5.600	$5.210	$5.460

11.35%	9.74%	22.00%	15.17%	0.83%	6.82%

$397,559	$352,060	$275,312	$184,538	$163,372	$180,853
0.95%	0.95%	0.94%	0.90%	0.90%	0.88%

1.04%	1.12%	1.18%	1.29%	1.23%	1.20%
4.63%	5.07%	5.77%	7.03%	5.42%	5.44%

4.54%	4.90%	5.53%	6.64%	5.09%	5.12%
86%	147%	149%	234%	443%	276%

Financial highlights
Delaware Extended Duration Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$6.370	$6.430	$5.590	$5.200	$5.450	$5.410

0.127	0.271	0.301	0.307	0.254	0.264
0.550	0.268	0.852	0.384	(0.244)	0.054
0.677	0.539	1.153	0.691	0.010	0.318

(0.141)	(0.282)	(0.313)	(0.301)	(0.260)	(0.278)
(0.266)	(0.317)	—	—	—	—
(0.407)	(0.599)	(0.313)	(0.301)	(0.260)	(0.278)

$6.640	$6.370	$6.430	$5.590	$5.200	$5.450

10.96%	8.93%	21.13%	14.33%	0.08%	5.84%

$2,132	$2,219	$3,464	$3,992	$4,718	$5,959
1.70%	1.70%	1.69%	1.65%	1.65%	1.63%

1.74%	1.82%	1.88%	1.99%	1.93%	1.90%
3.88%	4.32%	5.02%	6.28%	4.67%	4.69%

3.84%	4.20%	4.83%	5.94%	4.39%	4.42%
86%	147%	149%	234%	443%	276%

Financial highlights
Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$6.380	$6.430	$5.600	$5.210	$5.460	$5.410

0.127	0.272	0.302	0.307	0.254	0.264
0.550	0.277	0.841	0.385	(0.244)	0.064
0.677	0.549	1.143	0.692	0.010	0.328

(0.141)	(0.282)	(0.313)	(0.302)	(0.260)	(0.278)
(0.266)	(0.317)	—	—	—	—
(0.407)	(0.599)	(0.313)	(0.302)	(0.260)	(0.278)

$6.650	$6.380	$6.430	$5.600	$5.210	$5.460

10.94%	9.09%	20.91%	14.32%	0.08%	6.03%

$43,281	$24,532	$23,115	$19,120	$17,976	$20,156
1.70%	1.70%	1.69%	1.65%	1.65%	1.63%

1.74%	1.82%	1.88%	1.99%	1.93%	1.90%
3.88%	4.32%	5.02%	6.28%	4.67%	4.69%

3.84%	4.20%	4.83%	5.94%	4.39%	4.42%
86%	147%	149%	234%	443%	276%

Financial highlights
Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$6.390	$6.440	$5.600	$5.210	$5.460	$5.410

0.143	0.303	0.339	0.332	0.282	0.293
0.551	0.278	0.845	0.385	(0.245)	0.064
0.694	0.581	1.184	0.717	0.037	0.357

(0.158)	(0.314)	(0.344)	(0.327)	(0.287)	(0.307)
(0.266)	(0.317)	—	—	—	—
(0.424)	(0.631)	(0.344)	(0.327)	(0.287)	(0.307)

$6.660	$6.390	$6.440	$5.600	$5.210	$5.460

11.20%	9.63%	21.48%	15.08%	0.39%	6.75%

$15,592	$10,800	$14,131	$665	$377	$250
1.20%	1.20%	1.19%	1.15%	1.15%	1.13%

1.34%	1.42%	1.48%	1.59%	1.53%	1.50%
4.38%	4.82%	5.52%	6.78%	5.17%	5.19%

4.24%	4.60%	5.23%	6.34%	4.79%	4.82%
86%	147%	149%	234%	443%	276%

Financial highlights
Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$6.370	$6.430	$5.590	$5.200	$5.450	$5.410

0.159	0.332	0.364	0.356	0.309	0.320
0.551	0.269	0.849	0.385	(0.244)	0.055
0.710	0.601	1.213	0.741	0.065	0.375

(0.174)	(0.344)	(0.373)	(0.351)	(0.315)	(0.335)
(0.266)	(0.317)	—	—	—	—
(0.440)	(0.661)	(0.373)	(0.351)	(0.315)	(0.335)

$6.640	$6.370	$6.430	$5.590	$5.200	$5.450

11.51%	10.01%	22.33%	15.48%	1.09%	6.90%

$210,929	$124,076	$49,310	$26,223	$36,494	$65,537
0.70%	0.70%	0.69%	0.65%	0.65%	0.63%

0.74%	0.82%	0.88%	0.99%	0.93%	0.90%
4.88%	5.32%	6.02%	7.28%	5.67%	5.69%

4.84%	5.20%	5.83%	6.94%	5.39%	5.42%
86%	147%	149%	234%	443%	276%

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund
January 31, 2012 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Funds intend to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2008 – July 31, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets each Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Funds may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally isolate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2012.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2012, the Funds earned the following amounts under this agreement:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$227	$148

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
On the first $500 million	0.500%	0.550%
On the next $500 million	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%

Effective November 28, 2011, DMC has contractually agreed through November 28, 2012 to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to prevent total annual operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, nonroutine expenses)) from exceeding the following percentages of each Fund’s average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Funds.

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
0.69%	0.70%

Prior to November 28, 2011, each Fund had a contractual waiver of 0.70%.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended January 31, 2012, the Funds were charged for these services as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$23,257	$15,163

DSC also provides dividend disbursing and transfer agency services. The Funds pay DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees for each Fund through November 28, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets.

At January 31, 2012, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Investment management fees payable to DMC	$395,085	$255,231
Dividend disbursing, transfer agent and fund accounting oversight fees and other expenses payable to DSC	23,809	15,483
Distribution fees payable to DDLP	244,577	122,475
Other expenses payable to DMC and affiliates*	23,537	19,735

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2012, the Funds were charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$13,525	$8,921

For the six months ended January 31, 2012, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$76,889	$62,789

For the six months ended January 31, 2012, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B, and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Class A	$0	$442
Class B	2,105	598
Class C	2,962	3,392

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended January 31, 2012, the Funds made purchases and sales of investments securities other than short-term investments as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Purchases other than U.S. government securities	$924,480,989	$534,357,588
Purchases of U.S. government securities	168,068,386	92,590,665
Sales other than U.S. government securities	925,785,540	424,140,802
Sales of U.S. government securities	156,705,762	82,214,737

At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Cost of investments	$1,002,664,553	$643,079,003
Aggregate unrealized appreciation	$54,737,709	$45,671,116
Aggregate unrealized depreciation	(14,139,081)	(4,995,687)
Net unrealized appreciation	$40,598,628	$40,675,429

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investments in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of January 31, 2012:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage-
Backed Security	$—	$240,138	$—	$240,138
Common Stock	3,954	—	—	3,954
Corporate Debt	—	894,273,440	4,540,000	898,813,440
Foreign Debt	—	47,358,432	—	47,358,432
Municipal Bonds	—	46,804,267	—	46,804,267
U.S. Treasury Obligations	—	11,677,907	—	11,677,907
Preferred Stock	7,344,232	4,452,210	—	11,796,442
Purchased Options	—	—	410,936	410,936
Short-Term Investments	—	25,268,253	—	25,268,253
Securities Lending Collateral	—	889,412	—	889,412
Total	$7,348,186	$1,030,964,059	$4,950,936	$1,043,263,181

Foreign Currency
Exchange Contracts	$—	$(598,277)	$—	$(598,277)
Futures Contracts	$(1,026,861)	$—	$—	$(1,026,861)
Swap Contracts	$—	$(526,787)	$—	$(526,787)

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage-
Backed Securities	$—	$111,474	$—	$111,474
Corporate Debt	—	571,865,566	2,965,000	574,830,566
Foreign Debt	—	24,346,525	—	24,346,525
Municipal Bonds	—	36,709,608	—	36,709,608
U.S. Treasury Obligations	—	15,420,858	—	15,420,858
Preferred stock	2,582,120	3,435,138	—	6,017,258
Purchased Options	—	—	164,374	164,374
Short-Term Investments	—	23,848,393	—	23,848,393
Securities Lending Collateral	—	2,305,376	—	2,305,376
Total	$2,582,120	$678,042,938	$3,129,374	$683,754,432

Foreign Currency
Exchange Contracts	$—	$(313,793)	$—	$(313,793)
Futures Contracts	$1,208,281	$—	$—	$1,208,281
Swap Contracts	$—	$(398,586)	$—	$(398,586)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware Corporate Bond Fund
	Corporate	Foreign	Purchased
	Debt	Debt	Options	Total
Balance as of 7/31/11	$—	$3,855,450	$1,777,129	$5,632,579
Purchases	4,540,000	—	—	4,540,000
Sales	—	(3,858,470)	—	(3,858,470)
Net realized gain	—	289,900	—	289,900
Net change in unrealized
appreciation (depreciation)	—	(286,880)	(1,366,193)	(1,653,073)
Balance as of 1/31/12	$4,540,000	$—	$410,936	$4,950,936

Net change in unrealized
appreciation (depreciation)
from investments still held
as of 1/31/12	$—	$—	$(1,366,193)	$(1,366,193)

Swap
Contracts
Balance as of 7/31/11	$169,242
Sales	—
Net realized loss	(486,725)
Net change in unrealized
appreciation (depreciation)	317,483
Balance as of 1/31/12	$—

Net change in unrealized
appreciation (depreciation)
from investments still held
as of 1/31/12	$—

	Delaware Extended Duration Bond Fund
	Corporate	Foreign	Purchased
	Debt	Debt	Options	Total
Balance as of 7/31/11	$—	$1,496,277	$710,852	$2,207,128
Purchases	2,965,000	—	—	2,965,000
Sales	—	(1,497,449)	—	(1,497,449)
Net realized gain	—	112,509	—	112,509
Net change in unrealized
appreciation (depreciation)	—	(111,337)	(546,478)	(657,814)
Balance as of 1/31/12	$2,965,000	$—	$164,374	$3,129,374

Net change in unrealized
Appreciation (depreciation)
from investments still held
as of 1/31/12	$—	$—	$(546,478)	$(546,478)

Swap
Contracts
Balance as of 7/31/11	$75,554
Sales	—
Net realized loss	(217,282)
Net change in unrealized
appreciation (depreciation)	141,728
Balance as of 1/31/12	$—

Net change in unrealized
appreciation (depreciation)
from investments still held
as of 1/31/12	$—

During the six months ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the end of the reporting period.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2012 and the year ended July 31, 2011 was as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	1/31/12*	7/31/11	1/31/12*	7/31/11
Ordinary income	$34,119,785	$88,886,401	$28,566,994	$32,799,733
Long-term capital gains	10,349,555	7,299,940	12,777,339	9,599,043
Total	$44,469,340	$96,186,341	$41,344,333	$42,398,776

*Tax information for the six months ended January 31, 2012 is an estimate and the tax character of dividends and distributions may be redesigned at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2012, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Shares of beneficial interest	$999,923,049	$612,162,139
Undistributed ordinary income	13,489,936	19,572,610
Distributions payable	(1,249,836)	(830,313)
Other temporary differences	(661,066)	(344,556)
Unrealized appreciation	37,124,221	38,932,646
Net assets	$1,048,626,304	$669,492,526

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency exchange contracts, tax deferral losses on straddles, tax treatment of CDS contracts, and tax treatment of market discount and premium on debt instruments and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and paydowns of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Undistributed net investment income	$4,196,771	$1,356,884
Accumulated net realized gain	(4,196,771)	(1,356,884)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	1/31/12	7/31/11	1/31/12	7/31/11
Shares sold:
Class A	25,529,313	25,899,488	12,579,202	24,425,937
Class B	12,903	16,369	3,912	8,189
Class C	8,005,641	6,055,130	2,798,664	1,814,217
Class R	1,120,346	1,246,714	992,734	2,008,490
Institutional Class	24,568,180	49,659,946	15,767,431	17,772,089

Shares issued upon reinvestment of dividends and distributions:
Class A	2,875,927	5,245,037	3,836,687	4,583,991
Class B	36,692	96,453	17,363	35,777
Class C	928,491	1,594,147	296,845	309,766
Class R	106,984	165,556	139,109	231,677
Institutional Class	2,264,892	5,813,001	1,741,382	1,164,018
	65,449,369	95,791,841	38,173,329	52,354,151

Shares repurchased:
Class A	(11,991,021)	(33,592,983)	(11,812,081)	(16,621,429)
Class B	(219,424)	(615,775)	(48,494)	(234,753)
Class C	(2,227,870)	(8,397,145)	(431,877)	(1,871,364)
Class R	(855,551)	(1,109,000)	(480,750)	(2,743,122)
Institutional Class	(42,311,663)	(37,098,717)	(5,223,201)	(7,142,279)
	(57,605,529)	(80,813,620)	(17,996,403)	(28,612,947)
Net increase	7,843,840	14,978,221	20,176,926	23,741,204

For the six months ended January 31, 2012 and the year ended July 31, 2011, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables on previous page and the statements of changes in net assets.

	Six Months Ended			Year Ended
	1/31/12			7/31/11
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Corporate Bond Fund	91,281	91,488	$544,387	233,042	232,847	$1,383,913
Delaware Extended Duration Fund	7,345	7,341	47,997	56,970	56,858	353,603

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Funds, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Funds had no amounts outstanding as of January 31, 2012 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Funds deposit cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the six months ended January 31, 2012, each Fund entered into options contracts in the normal course of pursuing its investment objective. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Funds’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Funds may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Funds buy an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Funds write an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended January 31, 2012 for each Fund were as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Number of		Number of
	contracts	Premiums	contracts	Premiums
Options outstanding at July 31, 2011	34	$22,887	17	$11,643
Options written	347	219,886	450	186,459
Options expired	(67)	(96,977)	(33)	(48,890)
Options terminated in closing
purchase transactions	(314)	(145,796)	(434)	(149,212)
Options outstanding at January 31, 2012	—	$—	—	$—

Swap Contracts – Each Fund enters into inflation swap contracts and CDS contracts in the normal course of pursuing its investment objective. Each Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Inflation Swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2012, the Funds entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At January 31, 2012, the net unrealized depreciation of CDS contracts for each Fund was as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$526,787	$398,586

The Funds had posted cash collateral for open swap contracts as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Cash	$440,000	$270,000

If a credit event had occurred for all open swap transactions where collateral posting was required as of January 31, 2012, each Fund would have received the following less the value of the contracts’ related reference obligations.

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
EUR	5,625,000	4,215,000
USD	12,857,000	7,079,000

The Funds received collateral for open swap contracts as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Cash	$110,000	$50,000
Securities	1,512,000	643,000

As disclosed in the footnotes to the statements of net assets, at January 31, 2012, the notional value of the protection sold for each Fund are listed below, which reflects the maximum potential amount the Funds would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for CDS contracts on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$6,400,000	$3,700,000

At January 31, 2012, the net unrealized appreciation of the protection sold for each Fund was as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$191,883	$112,779

CDS contracts may involve greater risks than if the Funds had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. Each Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event that each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

Fair values of derivative instruments as of January 31, 2012 was as follows:

	Delaware Corporate Bond Fund
	Asset Derivatives		Liability Derivatives
	Statements of Net		Statements of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency
exchange contracts)	Receivables and other assets net of other liabilities	$54,428	Receivables and other assets net of other liabilities	$(652,705)
Interest rate contracts
(Futures contracts)	Receivables and other assets net of other liabilities	—	Receivables and other assets net of other liabilities	(1,026,861)
Credit contracts
(Swaps contracts)	Receivables and other assets net of other liabilities	—	Receivables and other assets net of liabilities	(526,787)
Total		$54,428		$(2,206,353)

	Delaware Extended Duration Bond Fund
	Asset Derivatives		Liability Derivatives
	Statements of Net		Statements of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Forward currency
exchange contracts
(Foreign currency
exchange contracts)	Other liabilities net of receivables and other assets	$25,989	Other liabilities net of receivables and other assets	$(339,782)
Interest rate contracts
(Futures contracts)	Other liabilities net of receivables and other assets	1,208,281	Other liabilities net of receivables and other assets	—
Credit contracts
(Swaps contracts)	Other liabilities net of receivables and other assets	—	Other liabilities net of receivables and other assets	(398,586)
Total		$1,234,270		$(738,368)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

The effect of derivative instruments on the statements of operations for the six months ended January 31, 2012 was as follows:

	Delaware Corporate Bond Fund
		Realized Gain	Change in Unrealized
		(Loss) on	Appreciation
		Derivatives	(Depreciation)
	Location of Gain (Loss) on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward Currency
exchange contracts
(Foreign currency
exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation)	$(89,899)	$(764,345)
Interest rate contracts
(Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation)	3,266,898	(315,274)
Equity contracts
(Options written)	Net realized loss on options written and net change in unrealized appreciation (depreciation)	(119,191)	17,913
Interest and credit contracts
(Swaps contracts)	Net realized gain on swap contracts and net change in unrealized appreciation (depreciation)	1,162,227	(2,474,604)
Total		$4,220,035	$(3,536,310)

	Delaware Extended Duration Bond Fund
		Realized Gain	Change in Unrealized
		(Loss) on	Appreciation
		Derivatives	(Depreciation)
	Location of Gain (Loss) on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward Currency
exchange contracts
(Foreign currency
exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation)	$344,945	$(383,108)
Interest rate contracts
(Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation)	21,046,404	(132,064)
Equity contracts
(Options written)	Net realized loss on options written and net change in unrealized appreciation (depreciation)	(225,468)	8,757
Interest and credit contracts
(Swaps contracts)	Net realized gain on swap contracts and net change in unrealized appreciation (depreciation)	292,094	(1,259,480)
Total		$21,457,975	$(1,765,895)

Derivatives Generally. The tables below summarize the average balance of derivative holdings by the Funds during the six months ended January 31, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended January 31, 2012.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

	Delaware Corporate Bond Fund
	Asset Derivative		Liability Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	5,720,866	USD	23,047,319
Futures contracts (average notional value)		93,551,903		101,355,379
Options contracts (average notional value)		987,632		83,242
Swap contracts (average notional value)		8,845,197		52,978,646
		—	EUR	10,349,441

	Delaware Extended Duration Bond Fund
	Asset Derivative		Liability Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	2,553,847	USD	12,489,313
Futures contracts (average notional value)		180,618,905		70,143,470
Options contracts (average notional value)		424,088		43,777
Swap contracts (average notional value)		9,815,276		27,383,669
			EUR	6,048,543

9. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining initial collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Funds’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. Each Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. Each Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall.

At January 31, 2012, the values of securities on loan and the values of invested collateral for each Fund is presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. These investments are presented on the statements of net assets under the caption “Securities Lending Collateral”.

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Values of securities on loan	$1,084,683	$2,342,395
Values of invested collateral	889,412	2,305,376

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Funds’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board Consideration of Delaware Corporate Bond Fund and Delaware Extended
Duration Bond Fund Investment Advisory Agreements

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of each Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for each Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the

Board Consideration of Delaware Corporate Bond Fund and Delaware Extended
Duration Bond Fund Investment Advisory Agreements (continued)

Funds. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Corporate Bond Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the three-, five- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the one-year period was in the second quartile. The Board was satisfied with performance.

Delaware Extended Duration Bond Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Corporate Bond Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2011 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Extended Duration Bond Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated

Board Consideration of Delaware Corporate Bond Fund and Delaware Extended
Duration Bond Fund Investment Advisory Agreements (continued)

with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. The Board also noted that the Delaware Corporate Bond Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders. With respect to the Delaware Extended Duration Bond Fund, although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Fund grows, economies of scale may be shared.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Income Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust upon recommendation of the Audit Committee selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ended July 31, 2010. During the fiscal years ended July 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Semiannual report Delaware High-Yield Opportunities Fund January 31, 2012 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware High-Yield Opportunities Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware High-Yield Opportunities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	4
Statement of operations	15
Statements of changes in net assets	16
Financial highlights	18
Notes to financial statements	28
Other Fund information	39
About the organization	44

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from August 1, 2011 to January 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2011 to January 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware High-Yield Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/11	1/31/12	Expense Ratio	8/1/11 to 1/31/12*
Actual Fund return
Class A	$1,000.00	$996.80	1.11%	$5.57
Class B	1,000.00	995.60	1.81%	9.08
Class C	1,000.00	995.70	1.81%	9.08
Class R	1,000.00	995.80	1.31%	6.57
Institutional Class	1,000.00	998.20	0.81%	4.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.56	1.11%	$5.63
Class B	1,000.00	1,016.04	1.81%	9.17
Class C	1,000.00	1,016.04	1.81%	9.17
Class R	1,000.00	1,018.55	1.31%	6.65
Institutional Class	1,000.00	1,021.06	0.81%	4.12

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2

Security type/sector allocation
Delaware High-Yield Opportunities Fund	As of January 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Corporate Bonds	89.25%
Automotive	3.75%
Banking	3.31%
Basic Industry	12.58%
Capital Goods	5.36%
Consumer Cyclical	5.65%
Consumer Non-Cyclical	3.31%
Energy	11.16%
Financial Services	2.23%
Healthcare	5.09%
Insurance	3.12%
Media	6.47%
Services	10.31%
Technology & Electronics	5.81%
Telecommunications	9.08%
Utilities	2.02%
Senior Secured Loans	3.39%
Common Stock	0.35%
Preferred Stock	1.73%
Warrant	0.00%
Repurchase Agreement	4.17%
Securities Lending Collateral	0.83%
Total Value of Securities	99.72%
Obligation to Return Securities Lending Collateral	(0.92%)
Receivables and Other Assets Net of Other Liabilities	1.20%
Total Net Assets	100.00%

3

Statement of net assets
Delaware High-Yield Opportunities Fund	January 31, 2012 (Unaudited)

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds – 89.25%
Automotive – 3.75%
	American Axle & Manufacturing
	7.75% 11/15/19	$1,850,000	$1,924,000
	7.875% 3/1/17	784,000	809,480
	ArvinMeritor
	8.125% 9/15/15	2,019,000	1,955,906
	10.625% 3/15/18	1,257,000	1,266,428
#	Chrysler Group 144A 8.25% 6/15/21	8,425,000	8,088,000
	Ford Motor Credit 12.00% 5/15/15	1,971,000	2,473,605
#	International Automotive Components Group 144A
	9.125% 6/1/18	1,860,000	1,683,300
#	Jaguar Land Rover 144A 8.125% 5/15/21	2,740,000	2,698,900
			20,899,619
Banking – 3.31%
	BAC Capital Trust VI 5.625% 3/8/35	4,740,000	3,986,776
•	Fifth Third Capital Trust IV 6.50% 4/15/37	4,141,000	4,130,648
•#	HBOS Capital Funding 144A 6.071% 6/29/49	5,845,000	4,266,850
•	Regions Financing Trust II 6.625% 5/15/47	6,720,000	6,048,000
			18,432,274
Basic Industry – 12.58%
*	AK Steel 7.625% 5/15/20	2,321,000	2,303,593
#	Algoma Acquisition 144A 9.875% 6/15/15	2,694,000	2,330,310
#	APERAM 144A 7.75% 4/1/18	2,095,000	1,801,700
#	Cemex Espana Luxembourg 144A 9.25% 5/12/20	5,252,000	4,464,199
#	FMG Resources August 2006 144A
	6.875% 2/1/18	1,960,000	2,004,100
	7.00% 11/1/15	1,846,000	1,915,225
	Headwaters 7.625% 4/1/19	2,706,000	2,530,110
	Hexion US Finance 9.00% 11/15/20	1,413,000	1,356,480
	Immucor 11.125% 8/15/19	2,365,000	2,577,850
#	Ineos Group Holdings 144A 8.50% 2/15/16	6,035,000	5,461,674
	Interface 7.625% 12/1/18	1,735,000	1,878,138
#	International Wire Group Holdings 144A
	9.75% 4/15/15	2,060,000	2,104,208
#	JMC Steel Group 144A 8.25% 3/15/18	2,777,000	2,860,310
#	Kinove German Bondco 144A 9.625% 6/15/18	2,665,000	2,665,000
#	Longview Fibre Paper & Packaging 144A
	8.00% 6/1/16	2,735,000	2,875,169

4

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
#	LyondellBasell Industries 144A 6.00% 11/15/21	$1,390,000	$1,518,575
#	MacDermid 144A 9.50% 4/15/17	2,872,000	2,943,800
#	Masonite International 144A 8.25% 4/15/21	2,635,000	2,707,463
#	Millar Western Forest Products 144A 8.50% 4/1/21	1,965,000	1,483,575
	Momentive Performance Materials 9.00% 1/15/21	4,622,000	4,206,019
#	Murray Energy 144A 10.25% 10/15/15	2,162,000	2,194,430
	Norcraft 10.50% 12/15/15	2,891,000	2,695,858
#	Nortek 144A 8.50% 4/15/21	2,680,000	2,559,400
	Ply Gem Industries 13.125% 7/15/14	2,253,000	2,140,350
	Polypore International 7.50% 11/15/17	2,407,000	2,539,385
=@	PT Holdings 12.431% 8/27/12	1,027,849	467,671
	Ryerson
	•7.804% 11/1/14	844,000	784,920
	12.00% 11/1/15	1,939,000	1,968,085
#	Taminco Global Chemical 144A 9.75% 3/31/20	2,635,000	2,700,875
			70,038,472
Capital Goods – 5.36%
	Anixter 10.00% 3/15/14	971,000	1,062,031
	Berry Plastics
	9.75% 1/15/21	3,503,000	3,678,150
	10.25% 3/1/16	1,699,000	1,703,248
#	DAE Aviation Holdings 144A 11.25% 8/1/15	2,517,000	2,642,850
	Kratos Defense & Security Solutions 10.00% 6/1/17	2,650,000	2,815,625
	Mueller Water Products 7.375% 6/1/17	2,721,000	2,612,160
	Pregis 12.375% 10/15/13	2,884,000	2,768,640
#	Reynolds Group Issuer 144A
	8.25% 2/15/21	820,000	781,050
	9.00% 4/15/19	3,811,000	3,811,000
	9.875% 8/15/19	4,850,000	4,959,125
#	Sealed Air 144A
	8.125% 9/15/19	530,000	589,625
	8.375% 9/15/21	740,000	836,200
	TriMas 9.75% 12/15/17	1,436,000	1,579,600
			29,839,304
Consumer Cyclical – 5.65%
	Brown Shoe 7.125% 5/15/19	2,160,000	2,084,400
	Burlington Coat Factory Warehouse
	10.00% 2/15/19	4,214,000	4,024,369

5

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	CKE Restaurants 11.375% 7/15/18	$1,811,000	$2,064,540
	Dave & Buster’s 11.00% 6/1/18	2,901,000	3,071,434
	DineEquity 9.50% 10/30/18	3,232,000	3,539,040
	Express 8.75% 3/1/18	1,395,000	1,541,475
#	Icon Health & Fitness 144A 11.875% 10/15/16	946,000	749,705
*	Levi Strauss 7.625% 5/15/20	1,300,000	1,365,000
	Michaels Stores
	11.375% 11/1/16	845,000	899,841
	13.00% 11/1/16	1,640,000	1,754,636
	OSI Restaurant Partners 10.00% 6/15/15	2,145,000	2,230,800
	Quiksilver 6.875% 4/15/15	2,917,000	2,822,198
	Rite Aid 8.625% 3/1/15	2,630,000	2,643,150
	Tops Holding 10.125% 10/15/15	2,465,000	2,662,200
			31,452,788
Consumer Non-Cyclical – 3.31%
#	Armored Autogroup 144A 9.25% 11/1/18	2,673,000	2,245,320
	Dean Foods 7.00% 6/1/16	1,200,000	1,212,000
	Del Monte 7.625% 2/15/19	2,592,000	2,562,840
#	JBS USA 144A 8.25% 2/1/20	2,700,000	2,727,000
	NBTY 9.00% 10/1/18	2,859,000	3,173,489
	Pinnacle Foods Finance 10.625% 4/1/17	2,831,000	3,007,938
	Visant 10.00% 10/1/17	1,373,000	1,252,863
#	Viskase 144A 9.875% 1/15/18	2,204,000	2,264,610
			18,446,060
Energy – 11.16%
	American Petroleum Tankers 10.25% 5/1/15	1,881,000	1,951,538
	AmeriGas Finance 7.00% 5/20/22	2,000,000	2,010,000
	Antero Resources Finance 9.375% 12/1/17	2,290,000	2,524,725
#	Calumet Specialty Products Partners 144A
	9.375% 5/1/19	4,125,000	4,166,249
	Chaparral Energy 8.25% 9/1/21	4,017,000	4,227,892
	Chesapeake Energy
	6.625% 8/15/20	2,285,000	2,307,850
	6.875% 11/15/20	278,000	286,340
	7.25% 12/15/18	133,000	143,308
	Comstock Resources 7.75% 4/1/19	3,800,000	3,533,999
	Copano Energy 7.75% 6/1/18	1,381,000	1,463,860

6

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Crosstex Energy 8.875% 2/15/18	$1,622,000	$1,767,980
	Frontier Oil 6.875% 11/15/18	2,200,000	2,266,000
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	1,265,000	1,334,575
#	Hercules Offshore 144A 10.50% 10/15/17	2,219,000	2,230,095
#	Hilcorp Energy I 144A 8.00% 2/15/20	2,264,000	2,484,740
#	Kodiak Oil & Gas 144A 8.125% 12/1/19	2,400,000	2,547,000
	Laredo Petroleum 9.50% 2/15/19	2,845,000	3,122,388
	Linn Energy
	#144A 6.50% 5/15/19	865,000	877,975
	8.625% 4/15/20	1,730,000	1,928,950
#	NFR Energy 144A 9.75% 2/15/17	3,524,000	3,013,020
	Oasis Petroleum 7.25% 2/1/21	2,121,000	2,237,655
	Offshore Group Investments 11.50% 8/1/15	2,161,000	2,404,113
	Petrohawk Energy 7.25% 8/15/18	1,800,000	2,061,000
	Petroleum Development 12.00% 2/15/18	2,303,000	2,521,785
	Pioneer Drilling
	9.875% 3/15/18	2,207,000	2,361,490
	#144A 9.875% 3/15/18	980,000	1,048,600
	Quicksilver Resources 9.125% 8/15/19	2,390,000	2,342,200
	SandRidge Energy
	7.50% 3/15/21	2,506,000	2,556,120
	8.75% 1/15/20	429,000	456,885
			62,178,332
Financial Services – 2.23%
	E Trade Financial PIK 12.50% 11/30/17	1,868,000	2,171,550
•#	ILFC E-Capital Trust I 144A 4.34% 12/21/65	2,460,000	1,566,454
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65	4,420,000	3,204,500
	Nuveen Investments 10.50% 11/15/15	5,230,000	5,478,425
			12,420,929
Healthcare – 5.09%
	Accellent 10.00% 11/1/17	1,175,000	978,188
	Alere 9.00% 5/15/16	515,000	542,038
#	AMGH Merger Sub 144A 9.25% 11/1/18	2,440,000	2,586,400
	Community Health Systems
	#144A 8.00% 11/15/19	1,265,000	1,301,369
	8.875% 7/15/15	1,428,000	1,488,690
	HCA 7.50% 2/15/22	2,840,000	3,045,899

7

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
	HealthSouth 7.75% 9/15/22	$533,000	$558,318
#	inVentiv Health 144A 10.00% 8/15/18	1,733,000	1,577,030
#	Kinetic Concepts 144A 10.50% 11/1/18	750,000	766,875
	Lantheus Medical Imaging 9.75% 5/15/17	3,422,000	2,763,265
	LVB Acquisition 11.625% 10/15/17	3,508,000	3,832,489
#	Multiplan 144A 9.875% 9/1/18	2,637,000	2,887,515
	Radiation Therapy Services 9.875% 4/15/17	2,278,000	1,600,295
	Radnet Management 10.375% 4/1/18	1,879,000	1,742,773
#	STHI Holding 144A 8.00% 3/15/18	2,533,000	2,700,811
			28,371,955
Insurance – 3.12%
•	American International Group 8.175% 5/15/58	4,281,000	4,173,975
•	ING Groep 5.775% 12/29/49	6,918,000	5,724,645
•#	Liberty Mutual Group 144A 7.00% 3/15/37	4,218,000	3,732,930
•	XL Group 6.50% 12/31/49	4,465,000	3,767,344
			17,398,894
Media – 6.47%
	Affinion Group 7.875% 12/15/18	2,907,000	2,500,020
#	AMC Networks 144A 7.75% 7/15/21	2,675,000	2,952,531
#	AMO Escrow 144A 11.50% 12/15/17	1,255,000	1,148,325
*	Cablevision Systems 8.00% 4/15/20	2,393,000	2,632,300
	CCO Holdings
	7.00% 1/15/19	284,000	303,170
	8.125% 4/30/20	2,199,000	2,443,639
	Clear Channel Communications 9.00% 3/1/21	2,734,000	2,392,250
	DISH DBS 6.75% 6/1/21	2,350,000	2,573,250
	Entravision Communications 8.75% 8/1/17	1,970,000	2,029,100
	MDC Partners
	11.00% 11/1/16	2,275,000	2,465,531
	#144A 11.00% 11/1/16	1,260,000	1,352,925
#	Nara Cable Funding 144A 8.875% 12/1/18	1,700,000	1,623,500
	Nexstar Broadcasting 8.875% 4/15/17	2,039,000	2,171,535
#	Ono Finance II 144A 10.875% 7/15/19	4,816,000	4,334,400
#	Univision Communications 144A 8.50% 5/15/21	1,485,000	1,447,875
#	UPC Holding 144A 9.875% 4/15/18	2,072,000	2,263,660
	Virgin Media Finance 8.375% 10/15/19	1,249,000	1,405,125
			36,039,136

8

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Services – 10.31%
#	ARAMARK Holdings PIK 144A 8.625% 5/1/16	$2,055,000	$2,121,788
	Beazer Homes USA
	9.125% 6/15/18	723,000	580,208
	9.125% 5/15/19	2,954,000	2,348,430
	Cardtronics 8.25% 9/1/18	997,000	1,099,193
	Casella Waste Systems 7.75% 2/15/19	1,571,000	1,578,855
#	Chester Downs & Marina 144A 9.25% 2/1/20	1,410,000	1,445,250
#	Delta Air Lines 144A 12.25% 3/15/15	1,931,000	2,066,170
#	Equinox Holdings 144A 9.50% 2/1/16	1,904,000	1,999,200
	Harrah’s Operating 10.00% 12/15/18	6,246,000	4,856,264
	Iron Mountain 8.375% 8/15/21	795,000	872,513
	Kansas City Southern de Mexico
	6.125% 6/15/21	850,000	922,250
	8.00% 2/1/18	1,654,000	1,854,548
	M/I Homes 8.625% 11/15/18	3,824,000	3,613,679
*	Marina District Finance 9.875% 8/15/18	830,000	780,200
	MGM Resorts International 11.375% 3/1/18	6,026,000	6,944,964
	Peninsula Gaming 10.75% 8/15/17	2,595,000	2,809,088
	PHH 9.25% 3/1/16	3,280,000	3,165,199
*	Pinnacle Entertainment 8.75% 5/15/20	2,890,000	2,955,025
	RSC Equipment Rental III
	8.25% 2/1/21	3,016,000	3,129,100
	PIK 10.25% 11/15/19	164,000	181,220
#	Seven Seas Cruises 144A 9.125% 5/15/19	3,325,000	3,416,437
	Standard Pacific 10.75% 9/15/16	908,000	1,014,690
	Swift Services Holdings 10.00% 11/15/18	1,115,000	1,216,744
*#	Swift Transportation 144A 12.50% 5/15/17	1,009,000	1,086,885
#	United Air Lines 144A 12.00% 11/1/13	2,495,000	2,644,700
	West 7.875% 1/15/19	2,605,000	2,741,763
			57,444,363
Technology & Electronics – 5.81%
	Advanced Micro Devices 7.75% 8/1/20	3,825,000	4,150,125
	Aspect Software 10.625% 5/15/17	2,135,000	2,263,100
	Avaya
	9.75% 11/1/15	420,000	404,250
	10.125% 11/1/15	3,350,000	3,224,375
	CDW 12.535% 10/12/17	3,825,000	4,159,688
	Fidelity National Information Services 7.875% 7/15/20	1,200,000	1,356,000

9

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
*	First Data 11.25% 3/31/16	$8,267,000	$7,212,957
	GXS Worldwide 9.75% 6/15/15	2,171,000	2,138,435
	iGate 9.00% 5/1/16	2,660,000	2,839,550
	MagnaChip Semiconductor 10.50% 4/15/18	1,540,000	1,651,650
	Seagate HDD Cayman 7.75% 12/15/18	2,649,000	2,947,013
			32,347,143
Telecommunications – 9.08%
#	Clearwire Communications 144A 12.00% 12/1/15	4,615,000	4,372,713
#	Columbus International 144A 11.50% 11/20/14	2,800,000	2,990,400
	Cricket Communications 7.75% 10/15/20	2,374,000	2,267,170
#	Digicel Group 144A
	8.875% 1/15/15	765,000	774,563
	10.50% 4/15/18	4,724,000	5,019,249
#	EH Holding 144A 7.625% 6/15/21	2,190,000	2,321,400
#	Integra Telecom Holdings 144A 10.75% 4/15/16	2,025,000	1,711,125
	Intelsat Bermuda
	11.25% 2/4/17	4,310,000	4,363,875
	PIK 11.50% 2/4/17	3,708,300	3,736,112
	Level 3 Communications 11.875% 2/1/19	2,200,000	2,409,000
	Level 3 Financing 10.00% 2/1/18	2,456,000	2,634,060
	MetroPCS Wireless 6.625% 11/15/20	1,365,000	1,358,175
	NII Capital 7.625% 4/1/21	1,356,000	1,396,680
	PAETEC Holding 9.875% 12/1/18	1,720,000	1,930,700
	Satmex Escrow 9.50% 5/15/17	1,330,000	1,396,500
	Sprint Capital 8.75% 3/15/32	3,059,000	2,584,855
	Sprint Nextel 8.375% 8/15/17	2,275,000	2,127,125
	Telesat Canada 12.50% 11/1/17	1,343,000	1,517,590
#	Wind Acquisition Finance 144A
	7.25% 2/15/18	1,000,000	972,500
	11.75% 7/15/17	4,730,000	4,706,350
			50,590,142
Utilities – 2.02%
#	Calpine 144A
	7.50% 2/15/21	1,625,000	1,738,750
	7.875% 1/15/23	1,050,000	1,131,375
	Elwood Energy 8.159% 7/5/26	1,220,229	1,214,128

10

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
	GenOn Energy
	*9.50% 10/15/18	$1,094,000	$1,039,300
	9.875% 10/15/20	1,135,000	1,061,225
	Mirant Americas 8.50% 10/1/21	2,862,000	2,647,350
#	NRG Energy 144A 7.875% 5/15/21	2,500,000	2,387,500
			11,219,628
Total Corporate Bonds (cost $494,079,869)			497,119,039

«Senior Secured Loans – 3.39%
	Brock Holdings III 10.00% 2/15/18	925,000	877,978
	Clear Channel Communication Tranche B
	3.89% 1/29/16	2,975,000	2,396,006
	Dynegy Power 1st Lien 9.25% 7/11/16	2,458,838	2,520,308
	PQ 6.74% 7/30/15	2,504,000	2,345,622
	Prestige Brands 9.25% 12/20/12	675,000	675,000
	Samson Investment 8.00% 11/22/12	2,640,000	2,640,000
	Texas Competitive Electric Holdings 3.76% 10/10/14	6,870,000	4,683,622
@	United Rentals
	7.37% 12/15/12	803,636	803,636
	8.88% 12/15/12	1,916,364	1,916,364
Total Senior Secured Loans (cost $19,338,715)			18,858,536

		Number of shares
Common Stock – 0.35%
†	Alliance HealthCare Services	107,528	122,582
=∏†	Avado Brands	10,210	0
=†	Calpine	2,490,000	0
=†	Century Communications	4,250,000	0
†	Delta Air Lines	266	2,806
†	DIRECTV Class A	19,150	861,942
†	Flextronics International	49,950	343,157
†	GenOn Energy	5,032	10,718
†	GeoEye	7,900	173,089
†	Mobile Mini	22,073	459,118
=∏†	PT Holdings	3,285	33
Total Common Stock (cost $5,237,421)			1,973,445

11

Statement of net assets
Delaware High-Yield Opportunities Fund

	Number of shares	Value (U.S. $)
Preferred Stock – 1.73%
Ally Financial
#144A 7.00%	7,500	$6,039,610
∏•8.50%	50,000	1,045,500
• GMAC Capital Trust I 8.125%	115,000	2,551,850
=† PT Holdings	657	0
Total Preferred Stock (cost $10,033,902)		9,636,960

Warrant – 0.00%
=∏@ PT Holdings	657	7
Total Warrant (cost $15,768)		7

	Principal
	amount (U.S. $)
Repurchase Agreement – 4.17%
BNP Paribas 0.18%, dated 1/31/12, to be
repurchased on 2/1/12, repurchase price
$23,243,116 (collateralized by U.S.
government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $23,707,605)	$23,243,000	23,243,000
Total Repurchase Agreement (cost $23,243,000)		23,243,000

Total Value of Securities Before Securities
Lending Collateral – 98.89% (cost $551,948,675)		550,830,987

	Number of shares
**Securities Lending Collateral – 0.83%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	263,870	256,350
Delaware Investments Collateral Fund No. 1	4,360,020	4,360,020
†@Mellon GSL Reinvestment Trust II	514,615	0
Total Securities Lending Collateral (cost $5,138,505)		4,616,370

12

Total Value of Securities – 99.72%
(cost $557,087,180)	$555,447,357 ©
**Obligation to Return Securities
Lending Collateral – (0.92%)	(5,138,505)
Receivables and Other Assets
Net of Other Liabilities – 1.20%	6,704,396
Net Assets Applicable to 138,478,380
Shares Outstanding – 100.00%	$557,013,248
Net Asset Value – Delaware High-Yield Opportunities Fund
Class A ($314,002,504 / 78,085,119 Shares)	$4.02
Net Asset Value – Delaware High-Yield Opportunities Fund
Class B ($5,796,883 / 1,442,050 Shares)	$4.02
Net Asset Value – Delaware High-Yield Opportunities Fund
Class C ($56,544,241 / 14,041,094 Shares)	$4.03
Net Asset Value – Delaware High-Yield Opportunities Fund
Class R ($19,107,367 / 4,736,862 Shares)	$4.03
Net Asset Value – Delaware High-Yield Opportunities Fund
Institutional Class ($161,562,253 / 40,173,255 Shares)	$4.02

Components of Net Assets at January 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$604,013,500
Undistributed net investment income	725,284
Accumulated net realized loss on investments	(46,085,392)
Net unrealized depreciation of investments	(1,640,144)
Total net assets	$557,013,248

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2012, the aggregate value of Rule 144A securities was $185,028,867, which represented 33.22% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of January 31, 2012. Interest rates reset periodically.
*	Fully or partially on loan.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2012, the aggregate value of fair valued securities was $467,711, which represented 0.08% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

13

Statement of net assets
Delaware High-Yield Opportunities Fund

@	Illiquid security. At January 31, 2012, the aggregate value of illiquid securities was $3,187,678, which represented 0.57% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2012.

†	Non income producing security.
∏

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At January 31, 2012, the aggregate value of restricted securities was $1,045,540, which represented 0.19% of the Fund’s net assets.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $3,870,058 of securities loaned.

PIK — Pay-in-kind

Net Asset Value and Offering Price Per Share –
Delaware High-Yield Opportunities Fund
Net asset value Class A (A)	$4.02
Sales charge (4.50% of offering price) (B)	0.19
Offering price	$4.21

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

14

Statement of operations
Delaware High-Yield Opportunities Fund	Six Months Ended January 31, 2012 (Unaudited)

Investment Income:
Interest	$21,637,457
Dividends	485,277
Securities lending income	217,856	$22,340,590

Expenses:
Management fees	1,587,668
Distribution expenses – Class A	420,686
Distribution expenses – Class B	31,067
Distribution expenses – Class C	245,394
Distribution expenses – Class R	54,117
Dividend disbursing and transfer agent fees and expenses	291,239
Accounting and administration expenses	96,308
Registration fees	51,655
Reports and statements to shareholders	28,667
Legal fees	20,201
Trustees’ fees	13,052
Audit and tax	12,064
Custodian fees	6,808
Dues and services	5,796
Pricing fees	3,219
Trustees’ expenses	1,146	2,869,087
Less fees waived		(140,792)
Less waived distribution expenses – Class R		(9,020)
Less expense paid indirectly		(176)
Total operating expenses		2,719,099
Net Investment Income		19,621,491

Net Realized and Unrealized Loss:
Net realized loss		(3,382,340)
Net change in unrealized appreciation (depreciation)		(13,577,275)
Net Realized and Unrealized Loss		(16,959,615)

Net Increase in Net Assets Resulting from Operations		$2,661,876

See accompanying notes, which are an integral part of the financial statements.

15

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,621,491	$39,735,177
Net realized gain (loss)	(3,382,340)	30,062,333
Net change in unrealized appreciation (depreciation)	(13,577,275)	(3,141,584)
Net increase in net assets resulting from operations	2,661,876	66,655,926

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(11,426,973)	(28,743,438)
Class B	(229,246)	(663,551)
Class C	(1,808,622)	(3,302,907)
Class R	(710,423)	(1,280,922)
Institutional Class	(5,545,604)	(6,949,686)
	(19,720,868)	(40,940,504)

Capital Share Transactions:
Proceeds from shares sold:
Class A	123,135,429	147,142,944
Class B	38,487	89,206
Class C	14,170,867	24,959,490
Class R	4,449,204	10,148,940
Institutional Class	88,785,614	107,327,461

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	8,313,966	21,600,062
Class B	153,347	378,617
Class C	1,184,505	2,000,469
Class R	708,134	1,262,481
Institutional Class	4,212,470	4,633,841
	245,152,023	319,543,511

16

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(112,821,508)	$(216,729,375)
Class B	(1,555,295)	(3,578,810)
Class C	(10,108,011)	(11,892,841)
Class R	(4,364,959)	(7,872,999)
Institutional Class	(51,113,565)	(52,727,065)
	(179,963,338)	(292,801,090)
Increase in net assets derived
from capital share transactions	65,188,685	26,742,421
Net Increase in Net Assets	48,129,693	52,457,843

Net Assets:
Beginning of period	508,883,555	456,425,712
End of period (including undistributed net investment
income of $725,284 and $716,341, respectively)	$557,013,248	$508,883,555

See accompanying notes, which are an integral part of the financial statements.

17

Financial highlights
Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$4.200	$3.980	$3.560	$3.880	$4.260	$4.260

0.157	0.315	0.356	0.323	0.299	0.321
(0.179)	0.231	0.412	(0.347)	(0.368)	0.012
(0.022)	0.546	0.768	(0.024)	(0.069)	0.333

(0.158)	(0.326)	(0.348)	(0.296)	(0.311)	(0.333)
(0.158)	(0.326)	(0.348)	(0.296)	(0.311)	(0.333)

$4.020	$4.200	$3.980	$3.560	$3.880	$4.260

(0.32% )	14.11%	22.30%	0.81%	(1.74% )	7.82%

$314,003	$306,304	$335,684	$261,286	$86,809	$102,420
1.11%	1.11%	1.11%	1.15%	1.13%	1.13%

1.17%	1.20%	1.25%	1.37%	1.31%	1.27%
8.02%	7.60%	9.25%	9.92%	7.28%	7.24%

7.96%	7.51%	9.11%	9.70%	7.10%	7.10%
23%	115%	141%	89%	143%	149%

19

Financial highlights
Delaware High-Yield Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$4.190	$3.980	$3.560	$3.880	$4.260	$4.260

0.143	0.286	0.329	0.300	0.271	0.291
(0.169)	0.221	0.412	(0.347)	(0.368)	0.012
(0.026)	0.507	0.741	(0.047)	(0.097)	0.303

(0.144)	(0.297)	(0.321)	(0.273)	(0.283)	(0.303)
(0.144)	(0.297)	(0.321)	(0.273)	(0.283)	(0.303)

$4.020	$4.190	$3.980	$3.560	$3.880	$4.260

(0.44% )	13.06%	21.46%	0.11%	(2.42% )	7.08%

$5,797	$7,527	$10,143	$11,966	$7,827	$12,446
1.81%	1.81%	1.81%	1.85%	1.83%	1.83%

1.87%	1.90%	1.95%	2.07%	2.01%	1.97%
7.32%	6.90%	8.55%	9.22%	6.58%	6.54%

7.26%	6.81%	8.41%	9.00%	6.40%	6.40%
23%	115%	141%	89%	143%	149%

21

Financial highlights
Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$4.200	$3.990	$3.560	$3.880	$4.260	$4.260

0.143	0.287	0.329	0.300	0.270	0.290
(0.169)	0.221	0.422	(0.347)	(0.368)	0.012
(0.026)	0.508	0.751	(0.047)	(0.098)	0.302

(0.144)	(0.298)	(0.321)	(0.273)	(0.282)	(0.302)
(0.144)	(0.298)	(0.321)	(0.273)	(0.282)	(0.302)

$4.030	$4.200	$3.990	$3.560	$3.880	$4.260

(0.43% )	13.04%	21.75%	0.10%	(2.44% )	7.07%

$56,544	$53,151	$36,060	$31,415	$21,146	$27,179
1.81%	1.81%	1.81%	1.85%	1.83%	1.83%

1.87%	1.90%	1.95%	2.07%	2.01%	1.97%
7.32%	6.90%	8.55%	9.22%	6.58%	6.54%

7.26%	6.81%	8.41%	9.00%	6.40%	6.40%
23%	115%	141%	89%	143%	149%

23

Financial highlights
Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$4.210	$3.990	$3.570	$3.890	$4.270	$4.270

0.153	0.308	0.349	0.316	0.291	0.313
(0.179)	0.231	0.412	(0.347)	(0.368)	0.012
(0.026)	0.539	0.761	(0.031)	(0.077)	0.325

(0.154)	(0.319)	(0.341)	(0.289)	(0.303)	(0.325)
(0.154)	(0.319)	(0.341)	(0.289)	(0.303)	(0.325)

$4.030	$4.210	$3.990	$3.570	$3.890	$4.270

(0.42% )	13.87%	22.01%	0.62%	(1.93% )	7.59%

$19,107	$19,046	$14,708	$15,323	$11,305	$9,251
1.31%	1.31%	1.31%	1.35%	1.33%	1.33%

1.47%	1.50%	1.55%	1.67%	1.61%	1.57%
7.82%	7.40%	9.05%	9.72%	7.08%	7.04%

7.66%	7.21%	8.81%	9.40%	6.80%	6.80%
23%	115%	141%	89%	143%	149%

25

Financial highlights
Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$4.200	$3.980	$3.560	$3.880	$4.260	$4.260

0.162	0.328	0.367	0.332	0.312	0.335
(0.179)	0.231	0.412	(0.347)	(0.368)	0.012
(0.017)	0.559	0.779	(0.015)	(0.056)	0.347

(0.163)	(0.339)	(0.359)	(0.305)	(0.324)	(0.347)
(0.163)	(0.339)	(0.359)	(0.305)	(0.324)	(0.347)

$4.020	$4.200	$3.980	$3.560	$3.880	$4.260

(0.18% )	14.45%	22.65%	1.11%	(1.45% )	8.15%

$161,562	$122,855	$59,831	$45,166	$37,465	$26,557
0.81%	0.81%	0.81%	0.85%	0.83%	0.83%

0.87%	0.90%	0.95%	1.07%	1.01%	0.97%
8.32%	7.90%	9.55%	10.22%	7.58%	7.54%

8.26%	7.81%	9.41%	10.00%	7.40%	7.40%
23%	115%	141%	89%	143%	149%

27

Notes to financial statements
Delaware High-Yield Opportunities Fund	January 31, 2012 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Diversified Floating Rate Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The

28

Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2008-July 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees

29

Notes to financial statements
Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2012, the Fund earned $176 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to prevent that total annual operating expenses, (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), from exceeding 0.81% of average daily net assets of the Fund through November 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of

30

the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended January 31, 2012, the Fund was charged $12,116 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class R shares’ 12b-1 fees through November 28, 2012 to no more than 0.50% of its average daily net assets. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.

At January 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$288,297
Dividend disbursing, transfer agent and fund accounting oversight
fees and other expenses payable to DSC	13,162
Distribution fees payable to DDLP	136,491
Other expenses payable to DMC and affiliates*	12,568

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2012, the Fund was charged $7,150 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2012, DDLP earned $43,436 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2012, DDLP received gross CDSC commissions of $ 316, $1,651 and $ 4,640 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

31

Notes to financial statements
Delaware High-Yield Opportunities Fund

3. Investments

For the six months ended January 31, 2011, the Fund made purchases of $161,710,576 and sales of $107,079,326 of investment securities other than short-term investments.

At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments was $ 557,095,319. At January 31, 2012, net unrealized depreciation was $1,647,962, of which $18,947,594 related to unrealized appreciation of investments and $20,595,556 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also

32

be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,973,412	$—	$33	$1,973,445
Corporate Debt	—	509,474,904	6,502,671	515,977,575
Short-Term Investments	—	23,243,000	—	23,243,000
Securities Lending Collateral	—	4,616,370	—	4,616,370
Other	3,597,350	6,039,610	7	9,636,967
Total	$5,570,762	$543,373,884	$6,502,711	$555,447,357

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common	Corporate		Total
	Stock	Debt	Other	Fund
Balance as of 7/31/11	$33	$438,120	$7	$438,160
Purchases	—	6,064,551	—	6,064,551
Balance as of 1/31/12	$33	$6,502,671	$7	$6,502,711

Net change in unrealized
appreciation (depreciation)
from investments still held
as of 1/31/12	$—	$—	$—	$—

During the six months ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

33

Notes to financial statements
Delaware High-Yield Opportunities Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2012 and the year ended July 31, 2011 was as follows:

	Six months	Year
	Ended	Ended
	1/31/12*	7/31/11
Ordinary income	$19,720,868	$40,940,504

*Tax information for the six months ended January 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$604,013,500
Undistributed ordinary income	1,914,368
Distributions payable	(1,189,084)
Realized losses 8/1/11-1/31/12	(3,132,259)
Capital loss carryforwards as of July 31,2011	(42,944,994)
Unrealized depreciation of investments	(1,648,283)
Net assets	$557,013,248

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distributions payable, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$108,320
Accumulated net realized loss	(108,320)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2011 will expire as follows: $2,444,609 expires in 2016 and $40,500,385 expires in 2017. The use of these losses is subject to an annual limitation in accordance with the internal revenue code.

34

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended January 31, 2012, the Fund had short-term capital losses of $3,132,259, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
Shares sold:
Class A	31,675,147	35,395,485
Class B	9,871	21,522
Class C	3,637,752	5,978,891
Class R	1,143,559	2,418,512
Institutional Class	22,859,924	25,749,143

Shares issued upon reinvestment of dividends and distributions:
Class A	2,147,186	5,202,322
Class B	39,642	91,383
Class C	305,505	480,119
Class R	182,306	302,749
Institutional Class	1,088,048	1,111,162
	63,088,940	76,751,288

Shares repurchased:
Class A	(28,752,712)	(51,905,636)
Class B	(402,552)	(866,308)
Class C	(2,552,731)	(2,851,557)
Class R	(1,114,915)	(1,878,009)
Institutional Class	(13,055,568)	(12,603,596)
	(45,878,478)	(70,105,106)

Net increase	17,210,462	6,646,182

35

Notes to financial statements
Delaware High-Yield Opportunities Fund

6. Capital Shares (continued)

For the six months ended January 31, 2012 and the year ended July 31, 2011, 208,535 Class B shares were converted to 209,038 Class A shares valued at $806,886 and 426,642 Class B shares were converted to 426,407 Class A shares valued at $1,754,683, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table on previous page and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Fund, along with other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of January 31, 2012, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

36

Cash collateral received is generally invested in the Delaware Investment Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participates in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At January 31, 2012, the value of the securities on loan was $3,870,058, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2012, the value of invested collateral was $4,616,370. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

37

Notes to financial statements
Delaware High-Yield Opportunities Fund

9. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

38

Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Board Consideration of Delaware High-Yield Opportunities Fund Investment Advisory Agreement

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware High-Yield Opportunities Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to

39

Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Board Consideration of Delaware High-Yield Opportunities Fund Investment Advisory Agreement (continued)

the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional high current yield funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, five- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the second quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also

40

compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2011 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee

41

Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Board Consideration of Delaware High-Yield Opportunities Fund Investment Advisory Agreement (continued)

under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Income Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending July 31, 2010. During the fiscal years ended July 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

42

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.
Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

44

Semiannual report Delaware Core Bond Fund January 31, 2012 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Core Bond Fund at www.delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Core Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	4
Statement of operations	17
Statements of changes in net assets	18
Financial highlights	20
Notes to financial statements	28
Other Fund information	39
About the organization	44

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from August 1, 2011 to January 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2011 to January 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Core Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/11	1/31/12	Expense Ratio	8/1/11 to 1/31/12*
Actual Fund return
Class A	$1,000.00	$1,046.30	0.90%	$4.63
Class C	1,000.00	1,042.30	1.65%	8.47
Class R	1,000.00	1,044.50	1.15%	5.91
Institutional Class	1,000.00	1,047.40	0.65%	3.35
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.61	0.90%	$4.57
Class C	1,000.00	1,016.84	1.65%	8.36
Class R	1,000.00	1,019.36	1.15%	5.84
Institutional Class	1,000.00	1,021.87	0.65%	3.30

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2

Security type/sector allocation
Delaware Core Bond Fund	As of January 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Asset-Backed Securities	0.08%
Agency Collateralized Mortgage Obligations	2.21%
Agency Mortgage-Backed Securities	28.21%
Commercial Mortgage-Backed Securities	4.09%
Corporate Bonds	33.13%
Banking	5.93%
Basic Industry	3.00%
Brokerage	0.29%
Capital Goods	0.23%
Communications	3.31%
Consumer Cyclical	1.89%
Consumer Non-Cyclical	5.05%
Electric	2.16%
Energy	2.46%
Financials	0.88%
Insurance	1.38%
Natural Gas	1.81%
Real Estate	1.85%
Technology	2.16%
Transportation	0.73%
Municipal Bond	0.84%
Non-Agency Asset-Backed Securities	5.03%
Regional Bonds	0.42%
Supranational Bank	0.06%
U.S. Treasury Obligations	19.95%
Preferred Stock	0.21%
Short-Term Investments	23.45%
Total Value of Securities	117.68%
Liabilities Net of Receivables and Other Assets	(17.68%)
Total Net Assets	100.00%

3

Statement of net assets
Delaware Core Bond Fund	January 31, 2012 (Unaudited)

	Principal amount (U.S. $)	Value (U.S. $)
Agency Asset-Backed Securities – 0.08%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	$11,004	$11,702
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	7,858	8,185
•Series 2002-W11 AV1 0.616% 11/25/32	1,175	1,085
Total Agency Asset-Backed Securities
(cost $19,928)		20,972

Agency Collateralized Mortgage Obligations – 2.21%
Fannie Mae REMICs
Series 2004-49 EB 5.00% 7/25/24	55,212	60,327
Series 2010-35 AB 5.00% 11/25/49	96,354	104,807
Series 2010-116 Z 4.00% 10/25/40	36,914	37,009
Fannie Mae Whole Loan
Series 2003-W15 2A7 5.55% 8/25/43	18,301	20,091
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	36,939	42,061
Series 3027 DE 5.00% 9/15/25	60,000	65,392
Series 3656 PM 5.00% 4/15/40	10,000	11,532
•Series 3800 AF 0.79% 2/15/41	149,415	149,618
GNMA Series 2010-113 KE 4.50% 9/20/40	50,000	56,155
NCUA Guaranteed Notes
Series 2010-C1 A2 2.90% 10/29/20	20,000	21,295
• Vendee Mortgage Trust
Series 2000-1 1A 6.809% 1/15/30	20,956	25,166
Total Agency Collateralized Mortgage
Obligations (cost $568,738)		593,453

Agency Mortgage-Backed Securities – 28.21%
• Fannie Mae ARM
2.327% 12/1/33	18,375	19,306
2.338% 8/1/34	23,902	25,266
Fannie Mae Relocation 30 yr 5.00% 1/1/34	1,261	1,350
Fannie Mae S.F. 15 yr
3.00% 11/1/26	57,439	59,976
3.50% 8/1/26	233,302	245,792
4.00% 7/1/25	186,333	197,612
4.00% 11/1/25	290,848	311,636
5.00% 9/1/25	476,462	513,665
8.00% 10/1/14	14	15

4

	Principal amount (U.S. $)	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr TBA
3.00% 2/1/27	$377,000	$392,964
3.50% 2/1/27	1,010,000	1,062,709
3.50% 3/1/27	180,000	189,056
Fannie Mae S.F. 20 yr 5.50% 8/1/28	47,143	51,319
Fannie Mae S.F. 30 yr
4.00% 1/1/42	294,597	311,836
5.00% 12/1/37	3,917	4,234
5.00% 2/1/38	3,639	3,933
6.00% 7/1/38	224,899	247,527
6.00% 9/1/38	218,337	240,236
6.00% 12/1/38	220,371	242,544
6.00% 3/1/39	24,013	26,430
6.00% 10/1/39	221,773	244,295
7.50% 12/1/32	4,943	5,474
9.50% 4/1/18	632	735
Fannie Mae S.F. 30 yr TBA
3.50% 2/1/42	245,000	254,532
3.50% 3/1/42	75,000	77,707
4.00% 4/1/42	215,000	226,086
5.50% 2/1/42	360,000	391,613
5.50% 4/1/42	160,000	173,425
6.00% 2/1/42	1,410,000	1,549,732
6.00% 4/1/42	140,000	153,305
• Freddie Mac ARM
2.458% 4/1/33	5,190	5,233
2.495% 7/1/36	7,894	8,376
2.547% 4/1/34	3,605	3,823
5.046% 8/1/38	180,946	194,632
Freddie Mac Relocation 15 yr 3.50% 10/1/18	1,698	1,744
Freddie Mac S.F. 15 yr
5.00% 4/1/20	9,988	10,777
5.50% 7/1/24	101,331	110,161
GNMA I S.F. 15 yr 7.50% 4/15/13	168	169
GNMA I S.F. 30 yr 7.50% 2/15/32	2,385	2,800
Total Agency Mortgage-Backed Securities
(cost $7,510,929)		7,562,025

5

Statement of net assets
Delaware Core Bond Fund

		Principal amount (U.S. $)	Value (U.S. $)
Commercial Mortgage-Backed Securities – 4.09%
	Bank of America Merrill Lynch Commercial Mortgage
	Series 2004-2 A3 4.05% 11/10/38	$10,496	$10,643
	Series 2005-1 A3 4.877% 11/10/42	6,843	6,838
•	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10 A4 5.405% 12/11/40	25,000	27,971
w•	Commercial Mortgage Pass Through Certificates
	Series 2005-C6 A5A 5.116% 6/10/44	120,000	132,855
•	Credit Suisse Mortgage Capital Certificates Series
	2006-C1 AAB 5.594% 2/15/39	15,967	16,873
•	General Electric Capital Commercial Mortgage
	Series 2005-C4 A2 5.305% 11/10/45	6,063	6,061
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38	20,000	21,610
	Series 2005-GG4 A4 4.761% 7/10/39	35,000	37,193
	Series 2005-GG4 A4A 4.751% 7/10/39	105,000	113,658
	•Series 2006-GG6 A4 5.553% 4/10/38	120,000	132,930
•	JPMorgan Chase Commercial Mortgage Securities
	Series 2005-LDP4 A4 4.918% 10/15/42	30,000	32,882
	Series 2005-LDP5 A4 5.373% 12/15/44	15,000	16,797
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2004-C1 A4 4.568% 1/15/31	100,000	105,231
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A 4.989% 8/13/42	160,000	175,613
	•Series 2007-T27 A4 5.792% 6/11/42	190,000	220,413
#	TimberStar Trust
	Series 2006-1A A 144A 5.668% 10/15/36	35,000	39,443
Total Commercial Mortgage-Backed Securities
	(cost $977,157)		1,097,011

Corporate Bonds – 33.13%
Banking – 5.93%
	Abbey National Treasury Services 4.00% 4/27/16	70,000	67,988
	Bank of America 5.70% 1/24/22	30,000	31,134
	BB&T
	5.20% 12/23/15	30,000	32,724
	5.25% 11/1/19	101,000	112,177

6

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Capital One Capital V 10.25% 8/15/39	$30,000	$31,575
Capital One Financial 4.75% 7/15/21	140,000	147,640
City National 5.25% 9/15/20	30,000	30,145
Fifth Third Bancorp 3.625% 1/25/16	85,000	88,678
Goldman Sachs Group 5.75% 1/24/22	25,000	25,963
JPMorgan Chase 4.50% 1/24/22	20,000	20,651
JPMorgan Chase Capital XXV 6.80% 10/1/37	70,000	71,320
KeyCorp 5.10% 3/24/21	105,000	114,361
PNC Funding
5.125% 2/8/20	170,000	195,707
5.25% 11/15/15	15,000	16,331
Santander Holdings USA 4.625% 4/19/16	20,000	19,549
SunTrust Banks
3.50% 1/20/17	40,000	41,035
3.60% 4/15/16	20,000	20,681
SVB Financial Group 5.375% 9/15/20	50,000	51,547
US Bancorp
3.15% 3/4/15	55,000	58,200
4.125% 5/24/21	80,000	89,262
• USB Capital IX 3.50% 10/29/49	70,000	52,462
Wachovia
•0.937% 10/15/16	20,000	17,848
5.25% 8/1/14	200,000	215,009
5.625% 10/15/16	35,000	39,102
		1,591,089
Basic Industry – 3.00%
Alcoa
5.40% 4/15/21	5,000	5,259
6.75% 7/15/18	50,000	57,791
ArcelorMittal 9.85% 6/1/19	55,000	64,933
Barrick North America Finance 4.40% 5/30/21	75,000	82,719
BHP Billiton Finance 3.25% 11/21/21	20,000	21,031
Dow Chemical
4.125% 11/15/21	45,000	47,453
8.55% 5/15/19	118,000	156,644
Ecolab 3.00% 12/8/16	85,000	89,973
Georgia-Pacific
#144A 5.40% 11/1/20	10,000	11,324
8.00% 1/15/24	50,000	65,067

7

Statement of net assets
Delaware Core Bond Fund

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
International Paper
4.75% 2/15/22	$20,000	$21,662
9.375% 5/15/19	40,000	52,901
# Kinross Gold 144A 5.125% 9/1/21	35,000	35,384
Lubrizol 5.50% 10/1/14	15,000	16,700
Teck Resources
4.75% 1/15/22	20,000	22,122
6.25% 7/15/41	20,000	23,606
9.75% 5/15/14	26,000	30,664
		805,233
Brokerage – 0.29%
Jefferies Group
5.875% 6/8/14	10,000	10,150
6.45% 6/8/27	15,000	13,725
Lazard Group 6.85% 6/15/17	50,000	54,069
		77,944
Capital Goods – 0.23%
Stanley Black & Decker 3.40% 12/1/21	60,000	62,192
		62,192
Communications – 3.31%
American Tower 5.90% 11/1/21	65,000	70,090
# Crown Castle Towers 144A 4.883% 8/15/20	85,000	88,665
DIRECTV Holdings 5.00% 3/1/21	80,000	88,156
NBCUniversal Media 4.375% 4/1/21	105,000	114,213
Qwest
6.75% 12/1/21	15,000	16,678
8.375% 5/1/16	90,000	105,247
Telefonica Emisiones 6.421% 6/20/16	85,000	91,121
Time Warner Cable
4.00% 9/1/21	25,000	26,198
8.25% 2/14/14	5,000	5,673
8.25% 4/1/19	45,000	58,073
Verizon Communications 3.50% 11/1/21	95,000	99,567
# Vivendi 144A 6.625% 4/4/18	55,000	61,905
# WPP Finance 2010 144A 4.75% 11/21/21	60,000	61,755
		887,341

8

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 1.89%
	CVS Caremark 4.75% 5/18/20	$55,000	$62,671
	Historic TW 6.875% 6/15/18	50,000	60,711
	Johnson Controls 3.75% 12/1/21	30,000	31,228
	Macy’s Retail Holdings 3.875% 1/15/22	155,000	159,118
	Target 2.90% 1/15/22	165,000	167,155
	Western Union 3.65% 8/22/18	25,000	25,666
			506,549
Consumer Non-Cyclical – 5.05%
	Amgen
	3.45% 10/1/20	15,000	15,420
	3.875% 11/15/21	60,000	62,612
#	Aristotle Holding 144A 4.75% 11/15/21	50,000	53,013
	Becton, Dickinson 3.125% 11/8/21	70,000	72,971
	Boston Scientific 6.00% 1/15/20	25,000	28,505
	Celgene 3.95% 10/15/20	35,000	36,441
	DENTSPLY International 4.125% 8/15/21	25,000	26,272
	Dr. Pepper Snapple Group 3.20% 11/15/21	5,000	5,112
	Express Scripts 3.125% 5/15/16	55,000	56,985
	General Mills 3.15% 12/15/21	60,000	61,204
	Kraft Foods 6.125% 8/23/18	50,000	60,372
	Medco Health Solutions
	4.125% 9/15/20	20,000	20,283
	7.125% 3/15/18	65,000	76,748
	PerkinElmer 5.00% 11/15/21	20,000	21,038
	Quest Diagnostics
	4.70% 4/1/21	120,000	131,899
	4.75% 1/30/20	5,000	5,484
#	SABMiller Holdings 144A 4.95% 1/15/42	200,000	213,522
	Safeway 4.75% 12/1/21	70,000	73,191
	Smucker (J.M.) 3.50% 10/15/21	35,000	36,465
	Teva Pharmaceutical Finance IV 3.65% 11/10/21	85,000	90,097
#	Woolworths 144A
	3.15% 4/12/16	40,000	41,617
	4.55% 4/12/21	55,000	59,823
	Yale University 2.90% 10/15/14	20,000	21,222
	Zimmer Holdings 4.625% 11/30/19	75,000	83,281
			1,353,577

9

Statement of net assets
Delaware Core Bond Fund

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Electric – 2.16%
Baltimore Gas & Electric 3.50% 11/15/21	$40,000	$41,241
Commonwealth Edison 3.40% 9/1/21	65,000	68,935
LG&E & KU Energy
3.75% 11/15/20	35,000	35,315
#144A 4.375% 10/1/21	30,000	30,822
National Rural Utilities Cooperative Finance
3.05% 2/15/22	105,000	106,554
PPL Electric Utilities 3.00% 9/15/21	20,000	20,626
SCANA 4.125% 2/1/22	85,000	85,665
Virginia Electric & Power 2.95% 1/15/22	115,000	117,402
Wisconsin Electric Power 2.95% 9/15/21	15,000	15,471
• Wisconsin Energy 6.25% 5/15/67	55,000	56,300
		578,331
Energy – 2.46%
Canadian Natural Resources 3.45% 11/15/21	25,000	26,472
Encana 3.90% 11/15/21	75,000	73,566
Ensco 4.70% 3/15/21	15,000	16,104
Noble Energy
4.15% 12/15/21	35,000	36,469
8.25% 3/1/19	50,000	63,411
Petrobras International Finance 5.375% 1/27/21	65,000	68,441
Pride International 6.875% 8/15/20	80,000	96,753
# Ras Laffan Liquefied Natural Gas III
144A 5.832% 9/30/16	69,822	75,582
Transocean
5.05% 12/15/16	10,000	10,726
6.375% 12/15/21	40,000	45,444
Weatherford International
5.125% 9/15/20	25,000	27,034
9.625% 3/1/19	35,000	46,955
# Woodside Finance 144A
8.125% 3/1/14	30,000	33,412
8.75% 3/1/19	30,000	38,199
		658,568
Financials – 0.88%
General Electric Capital
4.65% 10/17/21	140,000	148,189
6.00% 8/7/19	75,000	86,973
		235,162

10

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Insurance – 1.38%
•	Chubb 6.375% 3/29/67	$35,000	$35,875
#	Highmark 144A
	4.75% 5/15/21	35,000	36,304
	6.125% 5/15/41	5,000	5,425
	MetLife 6.817% 8/15/18	185,000	224,701
	Prudential Financial
	3.875% 1/14/15	20,000	20,996
	6.00% 12/1/17	40,000	45,690
			368,991
Natural Gas – 1.81%
	Energy Transfer Partners
	4.65% 6/1/21	30,000	30,685
	9.70% 3/15/19	40,000	50,646
	Enterprise Products Operating 9.75% 1/31/14	70,000	80,655
	Kinder Morgan Energy Partners 9.00% 2/1/19	50,000	63,618
	Plains All American Pipeline 8.75% 5/1/19	45,000	58,065
	Sempra Energy 6.15% 6/15/18	20,000	23,900
	Southern Natural Gas 4.40% 6/15/21	20,000	20,700
•	TransCanada Pipelines 6.35% 5/15/67	55,000	55,661
	Williams Partners 7.25% 2/1/17	85,000	102,798
			486,728
Real Estate – 1.85%
	Brandywine Operating Partnership 4.95% 4/15/18	30,000	30,115
	Digital Realty Trust
	5.25% 3/15/21	40,000	40,932
	5.875% 2/1/20	35,000	37,765
	ERP Operating 4.625% 12/15/21	90,000	96,090
	Health Care REIT 5.25% 1/15/22	50,000	52,902
	Regency Centers
	4.80% 4/15/21	15,000	15,705
	5.875% 6/15/17	14,000	15,696
	Simon Property Group 4.125% 12/1/21	35,000	37,682
	UDR 4.625% 1/10/22	80,000	83,794
	Vornado Realty 5.00% 1/15/22	35,000	36,734
#	WEA Finance 144A 4.625% 5/10/21	45,000	47,590
			495,005

11

Statement of net assets
Delaware Core Bond Fund

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Technology – 2.16%
Applied Materials 4.30% 6/15/21	$80,000	$88,718
Broadcom 2.70% 11/1/18	105,000	108,032
Hewlett-Packard
4.30% 6/1/21	55,000	57,585
4.375% 9/15/21	25,000	26,356
4.65% 12/9/21	10,000	10,779
National Semiconductor 6.60% 6/15/17	50,000	61,259
# Seagate Technology International 144A
10.00% 5/1/14	25,000	28,688
Symantec 4.20% 9/15/20	20,000	20,540
Tyco Electronics Group 3.50% 2/3/22	90,000	89,646
Xerox
4.50% 5/15/21	45,000	46,274
6.35% 5/15/18	35,000	40,333
		578,210
Transportation – 0.73%
Burlington Northern Santa Fe 4.10% 6/1/21	60,000	65,594
CSX 4.75% 5/30/42	80,000	83,729
Ryder System 3.50% 6/1/17	45,000	46,806
		196,129
Total Corporate Bonds (cost $8,463,767)		8,881,049

Municipal Bond – 0.84%
Massachusetts Development Finance
Agency Revenue (Harvard University)
Series B-1 5.00% 10/15/40	195,000	224,919
Total Municipal Bond (cost $203,484)		224,919

Non-Agency Asset-Backed Securities – 5.03%
• Ally Master Owner Trust
Series 2011-1 A1 1.155% 1/15/16	100,000	100,242
• American Express Credit Account Master Trust
Series 2011-1 A 0.46% 4/17/17	100,000	100,062
• Capital One Multi-Asset Execution Trust
Series 2004-A1 A1 0.495% 12/15/16	80,000	79,994
Series 2004-A4 A4 0.505% 3/15/17	55,000	54,974
Series 2006-A12 A 0.35% 7/15/16	100,000	99,755
Series 2007-A4 A4 0.315% 3/16/15	100,000	99,971

12

		Principal amount (U.S. $)	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
•	Citibank Credit Card Issuance Trust
	Series 2008-A6 A6 1.481% 5/22/17	$115,000	$118,867
	Series 2009-A2 A2 1.835% 5/15/14	100,000	100,448
	CNH Equipment Trust
	Series 2010-A A4 2.49% 1/15/16	50,000	51,180
•	GE Capital Credit Card Master Note Trust
	Series 2011-1 A 0.835% 1/15/17	100,000	100,772
#	Great America Leasing Receivables
	Series 2011-1 A3 144A 1.69% 2/15/14	35,000	35,177
	Harley Davidson Motorcycle Trust
	Series 2008-1 A4 4.90% 12/15/13	41,671	42,133
	John Deere Owner Trust
	Series 2009-A A4 3.96% 5/16/16	50,000	50,459
	Series 2010-A A4 2.13% 10/17/16	35,000	35,680
	Series 2011-A A4 1.96% 4/16/18	35,000	35,928
•	Merrill Auto Trust Securitization
	Series 2007-1 A4 0.345% 12/15/13	532	532
	Mid-State Trust Series 11 A1 4.864% 7/15/38	24,995	25,533
#	Navistar Financial Owner Trust
	Series 2010-B A3 144A 1.08% 3/18/14	50,000	50,004
•#	Nissan Master Owner Trust Receivables
	Series 2010-AA A 144A 1.435% 1/15/15	45,000	45,307
•#	Volkswagen Credit Auto Master Trust
	Series 2011-1A NOTE 144A 0.961% 9/20/16	120,000	120,010
Total Non-Agency Asset-Backed Securities
	(cost $1,346,638)		1,347,028

ΔRegional Bonds – 0.42%
Canada – 0.42%
	Province of New Brunswick 2.75% 6/15/18	40,000	42,371
	Province of Ontario 3.00% 7/16/18	65,000	69,119
Total Regional Bonds (cost $105,190)			111,490

Supranational Bank – 0.06%
	Inter-American Development Bank
	3.875% 10/28/41	15,000	15,941
Total Supranational Bank (cost $14,963)			15,941

13

Statement of net assets
Delaware Core Bond Fund

	Principal amount (U.S. $)	Value (U.S. $)
U.S. Treasury Obligations – 19.95%
U.S. Treasury Bond 3.75% 8/15/41	$80,000	$93,275
U.S. Treasury Notes
0.25% 11/30/13	250,000	250,195
0.25% 1/15/15	200,000	199,750
0.875% 1/31/17	2,485,000	2,505,385
1.375% 12/31/18	20,000	20,208
2.00% 11/15/21	2,240,000	2,279,549
Total U.S. Treasury Obligations (cost $5,295,011)		5,348,362

	Number of shares
Preferred Stock – 0.21%
Alabama Power 5.625%	825	21,115
• PNC Financial Services Group 8.25%	35,000	36,488
Total Preferred Stock (cost $50,477)		57,603

	Principal amount (U.S. $)
Short-Term Investments – 23.45%
≠Discount Notes – 2.98%
Fannie Mae 0.01% 3/7/12	$343,591	343,584
Federal Home Loan Bank 0.02% 3/21/12	454,122	454,110
		797,694
Repurchase Agreements – 19.19%
BNP Paribas 0.18% dated 1/31/12, to be
repurchased on 2/1/12, repurchase price
$5,143,026 (collateralized by U.S. government
obligations 0.00%-4.625% 5/15/12-2/15/19;
market value $5,245,803)	5,143,000	5,143,000
		5,143,000
≠U.S. Treasury Bill – 1.28%
U.S. Treasury Bill 0.001% 2/23/12	343,591	343,582
		343,582
Total Short-Term Investments (cost $6,284,287)		6,284,276

14

Total Value of Securities – 117.68%
(cost $30,840,569)	$31,544,129
Liabilities Net of Receivables and
Other Assets – (17.68%)	(4,739,409	)z
Net Assets Applicable to 2,444,357
Shares Outstanding – 100.00%	$26,804,720

Net Asset Value – Delaware Core Bond Fund
Class A ($5,315,877 / 487,827 Shares)	$10.90
Net Asset Value – Delaware Core Bond Fund
Class C ($1,134,521 / 103,710 Shares)	$10.94
Net Asset Value – Delaware Core Bond Fund
Class R ($2,350 / 215.2 Shares)	$10.92
Net Asset Value – Delaware Core Bond
Institutional Class ($20,351,972 / 1,852,605 Shares)	$10.99

Components of Net Assets at January 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$26,004,662
Undistributed net investment income	5,369
Accumulated net realized gain on investments	91,129
Net unrealized appreciation of investments	703,560
Total net assets	$26,804,720

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2012, the aggregate value of Rule 144A securities was $1,212,971 which represented 4.53% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of January 31, 2012. Interest rates reset periodically.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at the time of purchase.
z	Of this amount, $6,156,279 represents payable for securities purchased as of January 31, 2012.

15

Statement of net assets
Delaware Core Bond Fund

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
GNMA — Government National Mortgage Association
NCUA — National Credit Union Administration
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Core Bond Fund
Net asset value Class A (A)	$10.90
Sales charge (4.50% of offering price) (B)	0.51
Offering price	$11.41

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

16

Statement of operations
Delaware Core Bond Fund	Six months ended January 31, 2012 (Unaudited)

Investment Income:
Interest	$287,614
Dividends	2,024	$289,638

Expenses:
Management fees	64,089
Registration fees	27,060
Distribution expense – Class A	7,254
Distribution expense – Class C	3,983
Distribution expense – Class R	7
Reports and statements to shareholders	11,028
Dividend disbursing and transfer agent fees and expenses	6,957
Audit and tax	5,988
Pricing fees	5,707
Accounting and administration expenses	5,047
Legal fees	4,857
Dues and services	4,516
Custodian fees	1,412
Trustees’ fees	667
Insurance fees	186
Consulting fees	91
Trustees’ expenses	51	148,900
Less fees waived		(54,246)
Less waived distribution expenses – Class A		(1,209)
Less waived distribution expenses – Class R		(1)
Less expense paid indirectly		(1)
Total operating expenses		93,443
Net Investment Income		196,195

Net Realized and Unrealized Gain:
Net realized gain on investments		925,598
Net change in unrealized appreciation (depreciation) of investments		46,496
Net Realized and Unrealized Gain		972,094

Net Increase in Net Assets Resulting from Operations		$1,168,289

See accompanying notes, which are an integral part of the financial statements.

17

Statements of changes in net assets
Delaware Core Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$196,195	$457,512
Net realized gain	925,598	499,079
Net change in unrealized appreciation (depreciation)	46,496	154,330
Net increase in net assets resulting from operations	1,168,289	1,110,921

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(45,182)	(92,817)
Class C	(4,407)	(3,937)
Class R	(44)	(57)
Institutional Class	(212,705)	(467,492)

Net realized gain on investments:
Class A	(169,117)	(28,966)
Class C	(39,070)	(1,782)
Class R	(79)	(17)
Institutional Class	(637,452)	(132,171)
	(1,108,056)	(727,239)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,026,618	840,175
Class C	1,148,307	258,795
Class R	—	14
Institutional Class	1,732,970	5,415,653

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	210,749	119,982
Class C	32,407	4,899
Class R	99	49
Institutional Class	795,975	549,038
	4,947,125	7,188,605

18

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(265,851)	$(704,664)
Class C	(377,678)	(65,899)
Institutional Class	(3,605,730)	(819,537)
	(4,249,259)	(1,590,100)
Increase in net assets derived from capital share transactions	697,866	5,598,505
Net Increase in Net Assets	758,099	5,982,187

Net Assets:
Beginning of period	26,046,621	20,064,434
End of period (including undistributed net investment
income of $5,369 and $5,065, respectively)	$26,804,720	$26,046,621

See accompanying notes, which are an integral part of the financial statements

19

Financial highlights
Delaware Core Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Effective September 30, 2009, the Fund received all of the assets and liabilities of the Delaware Pooled® Trust – The Intermediate Fixed Income Portfolio (the Portfolio). The Class A shares financial highlights for the periods prior to September 30, 2009 reflect the performance of the Institutional Class shares of the Portfolio. Fees paid by Portfolio were less than Class A share fees, and performance would have been lower if Class A fees were paid.

See accompanying notes, which are an integral part of the financial statements

20

Six Months Ended	Year Ended	11/1/09	Year Ended
1/31/12[1]	7/31/11	to	10/31/09[3]	10/31/08[3]	10/31/07[3]	10/31/06[3]
(Unaudited)		7/31/10[2]
$10.890	$10.750	$10.370	$9.200	$9.880	$9.940	$9.960

0.075	0.199	0.159	0.445	0.460	0.457	0.427
0.420	0.274	0.434	1.195	(0.643)	(0.014)	0.025
0.495	0.473	0.593	1.640	(0.183)	0.443	0.452

(0.103)	(0.249)	(0.213)	(0.470)	(0.497)	(0.503)	(0.472)
(0.382)	(0.084)	—	—	—	—	—
(0.485)	(0.333)	(0.213)	(0.470)	(0.497)	(0.503)	(0.472)

$10.900	$10.890	$10.750	$10.370	$9.200	$9.880	$9.940

4.63%	4.49%	5.89%	18.29%	(2.07% )	4.68%	4.68%

$5,316	$4,348	$4,022	$6,346	$6,757	$13,791	$28,795
0.90%	0.90%	0.90%	0.70%	0.39%	0.39%	0.43% [6]

1.37%	1.46%	2.25%	1.60%	1.12%	0.66%	0.67%
1.36%	1.86%	2.04%	4.35%	4.66%	4.61%	4.38%

0.89%	1.30%	0.69%	3.45%	3.93%	4.33%	4.14%
266%	503%	528%	346%	391%	251%	342%

4 The average shares outstanding method has been applied for per share information.
5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
6 Ratio for the year ended October 31, 2006, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 0.44%.

21

Financial highlights
Delaware Core Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[4]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
4 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements

22

Six Months Ended	Year Ended	11/1/09	9/30/09[3]
1/31/12[1]	7/31/11	to	to
(Unaudited)		7/31/10[2]	10/31/09
$10.930	$10.790	$10.370	$10.310

0.034	0.120	0.103	0.030
0.420	0.273	0.469	0.059
0.454	0.393	0.572	0.089

(0.062)	(0.169)	(0.152)	(0.029)
(0.382)	(0.084)	—	—
(0.444)	(0.253)	(0.152)	(0.029)

$10.940	$10.930	$10.790	$10.370

4.23%	3.70%	5.67%	0.86%

$1,135	$347	$145	$2
1.65%	1.65%	1.65%	1.65%
2.07%	2.16%	2.95%	5.32%
0.61%	1.11%	1.29%	3.33%

0.19%	0.60%	(0.01% )	(0.34% )
266%	503%	528%	346% [6]

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
6 Portfolio turnover is representative of the Fund for the entire year.

23

Financial highlights
Delaware Core Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[4]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
4 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements

24

Six Months Ended	Year Ended	11/1/09	9/30/09[3]
1/31/12[1]	7/31/11	to	to
(Unaudited)		7/31/10[2]	10/31/09
$10.920	$10.830	$10.370	$10.310

0.062	0.174	0.141	0.035
0.415	0.226 [5]	0.510	0.059
0.477	0.400 [5]	0.651	0.094

(0.095)	(0.226)	(0.191)	(0.034)
(0.382)	(0.084)	—	—
(0.477)	(0.310)	(0.191)	(0.034)

$10.920	$10.920 [5]	$10.830	$10.370

4.45%	3.76% [5]	6.44%	0.90%

$2	$2	$2	$2
1.15%	1.15%	1.15%	1.15%
1.67%	1.76%	2.55%	4.92%
1.11%	1.61%	1.79%	3.83%

0.59%	1.00%	0.39%	0.06%
266%	503%	528%	346% [7]

5 Includes adjustments from the period ending July 31, 2010 in the amount of $13 (or $0.063 per share) which impacted total return by -0.59%. The adjustment is to correct a misallocation of distributions among share classes which had no impact on distribution amounts reported and paid to shareholders.
6 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
7 Portfolio turnover is representative of the Fund for the entire year.

25

Financial highlights
Delaware Core Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[4]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
4 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements

26

Six Months Ended	Year Ended	11/1/09	9/30/09[3]
1/31/12[1]	7/31/11	to	to
(Unaudited)		7/31/10[2]	10/31/09
$10.980	$10.830	$10.370	$10.310

0.089	0.227	0.181	0.039
0.421	0.285	0.512	0.060
0.510	0.512	0.693	0.099

(0.118)	(0.278)	(0.233)	(0.039)
(0.382)	(0.084)	—	—
(0.500)	(0.362)	(0.233)	(0.039)

$10.990	$10.980	$10.830	$10.370

4.74%	4.83%	6.76%	0.96%

$20,352	$21,350	$15,895	$2
0.65%	0.65%	0.65%	0.65%
1.07%	1.16%	1.95%	4.32%
1.61%	2.11%	2.29%	4.33%

1.19%	1.60%	0.99%	0.66%
266%	503%	528%	346% [6]

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

6 Portfolio turnover is representative of the Fund for the entire year.

27

Notes to financial statements
Delaware Core Bond Fund	January 31, 2012 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Core Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign

28

markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – July 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at

29

Notes to financial statements
Delaware Core Bond Fund

1. Significant Accounting Policies (continued)

the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2012, the Fund earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure the annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively,

30

nonroutine expenses)), do not exceed 0.65% of average daily net assets of the Fund through November 28, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended January 31, 2012, the Fund was charged $ 635 for these services.

DSC also provides dividend disbursing and transfer agent services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fee through November 28, 2012 to no more than 0.25% and 0.50%, respectively, of the classes’ average daily net assets.

At January 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$364
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	626
Distribution fees payable to DDLP	2,049
Other expenses payable to DMC and affiliates*	234

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2012, the Fund was charged $ 380 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2012, DDLP earned $407 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2012, DDLP received gross CDSC commissions of $9 on redemption of the Fund’s Class C shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

31

Notes to financial statements
Delaware Core Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2012, the Fund made purchases of $33,181,089 and sales of $31,334,339 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2012, the Fund made purchases of $32,363,100 and sales of $35,619,196 of long-term U.S. government securities.

At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments was $30,931,581. At January 31, 2012, the net unrealized appreciation was $612,548, of which $651,483 related to unrealized appreciation of investments and $38,935 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

32

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$10,620,489	$10,620,489
Corporate Debt	—	8,881,049	8,881,049
Foreign Debt	—	127,431	127,431
Municipal Bond	—	224,919	224,919
U.S. Treasury Obligations	—	5,348,362	5,348,362
Short-Term Investments	—	6,284,276	6,284,276
Preferred Stock	21,115	36,488	57,603
Total	$21,115	$31,523,014	$31,544,129

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the six months ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2012 and year ended July 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/12*	7/31/11
Ordinary income	$1,052,708	$727,239
Long-term capital gain	55,348	—
	$1,108,056	$727,239

*Tax information for the six months ended January 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

33

Notes to financial statements
Delaware Core Bond Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$26,004,662
Undistributed ordinary income	207,041
Undistributed long-term capital gains	3,630
Distributions payable	(12,982)
Other temporary differences	(10,181)
Unrealized appreciation of investments	612,550
Net assets	$26,804,720

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, straddles, tax treatment of distribution payable and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to market discount and premium on certain debt instruments and paydowns of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$66,447
Accumulated net realized gain	(66,447)

34

6. Capital Shares

Transactions in capital shares were as follows:

	Six
	Months	Year
	Ended	Ended
	1/31/2012	7/31/11
Shares Sold:
Class A	93,496	78,477
Class C	103,644	24,029
Class R	—	4
Institutional Class	158,346	503,198

Shares issued upon reinvestment of dividends and distributions:
Class A	19,580	11,190
Class C	3,008	455
Class R	9	2
Institutional Class	73,252	50,814
	451,335	668,169
Shares repurchased:
Class A	(24,346)	(64,858)
Class C	(34,687)	(6,211)
Institutional Class	(323,342)	(77,235)
	(382,375)	(148,304)
Net increase	68,960	519,865

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Fund, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of January 31, 2012 or at any time during the period then ended.

35

Notes to financial statements
Delaware Core Bond Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

36

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended January 31, 2012, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

37

Notes to financial statements
Delaware Core Bond Fund

9. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2012, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

38

Other Fund information
(Unaudited)
Delaware Core Bond Fund

Board Consideration of Delaware Core Bond Fund Investment Advisory Agreement

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Core Bond Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Fund. The Board once again noted the benefits provided

39

Other Fund information
(Unaudited)
Delaware Core Bond Fund

Board Consideration of Delaware Core Bond Fund Investment Advisory Agreement (continued)

to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the three- and ten-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the one- and five-year periods was in the fourth quartile and second quartile, respectively. The Board determined that the Fund’s performance results were mixed. In evaluating the Fund’s performance, the Board considered interest rate challenges faced in the post-2007 investment environment and the fact that the team was adhering to its philosophy and process.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within

40

the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its contractual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

41

Other Fund information
(Unaudited)
Delaware Core Bond Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Income Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal period ending July 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

42

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Core Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.
Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

44

Semiannual report Delaware Diversified Floating Rate Fund January 31, 2012 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Floating Rate Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Diversified Floating Rate Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	5
Statement of assets and liabilities	19
Statement of operations	20
Statements of changes in net assets	22
Financial highlights	24
Notes to financial statements	32
Other Fund information	48
About the organization	52

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from August 1, 2011 to January 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2011 to January 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Diversified Floating Rate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/11	1/31/12	Expense Ratio	8/1/11 to 1/31/12*
Actual Fund return
Class A	$1,000.00	$997.10	1.05%	$5.27
Class C	1,000.00	992.20	1.80%	9.01
Class R	1,000.00	994.40	1.30%	6.52
Institutional Class	1,000.00	997.20	0.80%	4.02
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.86	1.05%	$5.33
Class C	1,000.00	1,016.09	1.80%	9.12
Class R	1,000.00	1,018.60	1.30%	6.60
Institutional Class	1,000.00	1,021.11	0.80%	4.06

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2

Security type/sector allocation
Delaware Diversified Floating Rate Fund	As of January 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	1.82%
Agency Mortgage-Backed Security	0.03%
Commercial Mortgage-Backed Securities	0.91%
Convertible Bonds	1.77%
Corporate Bonds	55.79%
Auto Manufacturer	0.53%
Auto Parts & Equipment	1.62%
Banking	12.33%
Beverages	1.78%
Building Materials	0.27%
Chemicals	1.52%
Commercial Services	0.51%
Diversified Financial Services	5.36%
Electric	6.52%
Electronics	1.38%
Food	1.33%
Forest Products & Paper	0.35%
Gas	0.97%
Healthcare Products	0.04%
Healthcare Services	1.25%
Insurance	2.92%
Media	0.95%
Mining	0.39%
Miscellaneous Manufacturing	2.24%
Office/Business Equipment	3.21%
Oil & Gas	2.94%
Pharmaceuticals	1.73%
Pipelines	1.07%
Real Estate	0.34%
Retail	0.24%
Technology	0.23%
Telecommunications	3.77%

3

Security type/sector allocation

Security type/sector	Percentage of net assets
Municipal Bonds	2.92%
Non-Agency Asset-Backed Securities	1.99%
Senior Secured Loans	33.13%
Sovereign Bonds	1.01%
Short-Term Investment	0.06%
Total Value of Securities	99.43%
Receivables and Other Assets Net of Liabilities	0.57%
Total Net Assets	100.00%

4

Statement of net assets
Delaware Diversified Floating Rate Fund	January 31, 2012 (Unaudited)

	Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations – 1.82%
• Fannie Mae REMICs
Series 2004-36 FA 0.676% 5/25/34	USD	94,915	$94,893
Series 2005-66 FD 0.576% 7/25/35		111,399	110,968
Series 2005-106 QF 0.786% 12/25/35		650,752	651,817
Series 2006-105 FB 0.696% 11/25/36		179,933	179,743
Series 2007-109 NF 0.826% 12/25/37		52,892	53,045
• Freddie Mac REMICs
Series 3067 FA 0.64% 11/15/35		263,433	262,627
Series 3239 EF 0.64% 11/15/36		249,003	248,212
Series 3241 FM 0.67% 11/15/36		36,621	36,541
Series 3780 LF 0.69% 3/15/29		52,530	52,461
Total Agency Collateralized Mortgage Obligations
(cost $1,684,522)			1,690,307

Agency Mortgage-Backed Security – 0.03%
• Freddie Mac ARM 4.669% 2/1/35		32,000	33,381
Total Agency Mortgage-Backed Security
(cost $33,800)			33,381

Commercial Mortgage-Backed Securities – 0.91%
#• American Tower Trust
Series 2007-1A AFL 144A 0.475% 4/15/37		625,000	609,378
#• Goldman Sachs Mortgage Securities II
Series 2010-C1 C 144A 5.635% 8/10/43		100,000	92,024
# WF-RBS Commercial Mortgage Trust
Series 2011-C3 A4 144A 4.375% 3/15/44		135,000	147,449
Total Commercial Mortgage-Backed Securities
(cost $843,136)			848,851

Convertible Bonds – 1.77%
Advanced Micro Devices 5.75% exercise price $20.13,
expiration date 8/15/12		329,000	333,113
Euronet Worldwide 3.50% exercise price $40.48,
expiration date 10/15/25		205,000	205,000
Health Care REIT 3.00% exercise price $51.13,
expiration date 11/30/29		160,000	189,600
Linear Technology 3.00% exercise price $43.39,
expiration date 5/1/27		205,000	219,350

5

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
	Live Nation Entertainment 2.875% exercise price $27.14,
	expiration date 7/14/27	USD	334,000	$311,455
	Mylan 3.75% exercise price $13.32,
	expiration date 9/10/15		19,000	32,466
	PHH 4.00% exercise price $25.80,
	expiration date 9/1/14		365,000	331,238
	SanDisk 1.50% exercise price $52.37,
	expiration date 8/11/17		14,000	16,240
	Transocean 1.50% exercise price $164.09,
	expiration date 12/15/37		4,000	3,950
Total Convertible Bonds (cost $1,623,725)				1,642,412

Corporate Bonds – 55.79%
Auto Manufacturer – 0.53%
#•	Daimler Finance North America 144A 1.742% 9/13/13		490,000	489,574
				489,574
Auto Parts & Equipment – 1.62%
#	Delphi 144A 6.125% 5/15/21		265,000	279,575
•	Johnson Controls 0.843% 2/4/14		1,225,000	1,224,749
				1,504,324
Banking – 12.33%
•	Abbey National Treasury Services 2.137% 4/25/14		785,000	744,901
#•	Australia & New Zealand Banking Group 144A
	1.321% 1/10/14		350,000	348,502
•	Bank of Montreal 1.023% 4/29/14		625,000	624,593
•	Barclays Bank 1.616% 1/13/14		595,000	582,360
•	Branch Banking & Trust
	0.795% 5/23/17		750,000	686,139
	0.862% 9/13/16		525,000	487,150
•	Capital One Financial 1.717% 7/15/14		565,000	557,394
	Citigroup 5.125% 5/5/14		260,000	273,148
	City National 5.25% 9/15/20		50,000	50,241
#•	CoBank 144A 1.146% 6/15/22		75,000	58,739
•	Fifth Third Bank 0.576% 5/17/13		700,000	687,796
•	Fifth Third Capital Trust IV 6.50% 4/15/37		50,000	49,875
•	Goldman Sachs Group 1.02% 3/22/16		320,000	286,239

6

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	JPMorgan Chase Bank
	•0.872% 6/13/16	USD	650,000	$591,466
	4.50% 1/24/22		100,000	103,255
	•4.642% 6/21/12	AUD	100,000	105,839
#•	National Australia Bank 144A 1.301% 4/11/14	USD	990,000	976,389
•	National City Bank 0.904% 6/7/17		250,000	225,865
•	PNC Funding 0.751% 1/31/14		935,000	923,722
#•	Standard Chartered 144A 1.403% 5/12/14		500,000	496,184
•	SunTrust Bank 0.796% 8/24/15		985,000	899,634
#•	Swedbank 144A 1.021% 1/14/13		100,000	100,085
•	U.S. Bank 0.847% 10/14/14		420,000	412,789
•	USB Capital IX 3.50% 4/15/49		460,000	344,747
•	Wachovia 0.937% 10/15/16		695,000	620,231
•	Wells Fargo Bank 0.671% 5/16/16		250,000	226,815
				11,464,098
Beverages – 1.78%
•	Anheuser-Busch InBev Worldwide 0.927% 7/14/14		350,000	349,796
•	Coca-Cola Enterprises 0.771% 2/18/14		1,050,000	1,047,778
#	Pernod-Ricard 144A 4.45% 1/15/22		250,000	261,686
				1,659,260
Building Materials – 0.27%
#•	Cemex SAB 144A 5.579% 9/30/15		300,000	250,500
				250,500
Chemicals – 1.52%
	CF Industries 7.125% 5/1/20		250,000	300,000
	Dow Chemical 8.55% 5/15/19		140,000	185,850
•	duPont (E.I.) deNemours 0.994% 3/25/14		920,000	924,969
				1,410,819
Commercial Services – 0.51%
•	Western Union 1.114% 3/7/13		475,000	475,203
				475,203
Diversified Financial Services – 5.36%
#•	American Honda Finance 144A 0.805% 11/7/12		250,000	250,458
•	Caterpillar Financial Services 0.648% 2/22/13		250,000	250,720
#	CDP Financial 144A 4.40% 11/25/19		250,000	274,037

7

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Diversified Financial Services (continued)
#	Crown Castle Towers 144A 4.883% 8/15/20	USD	1,200,000	$1,251,738
#	ERAC USA Finance 144A 5.25% 10/1/20		288,000	312,384
	General Electric Capital
	•1.571% 9/23/13		168,000	167,966
	4.65% 10/17/21		432,000	457,268
	International Lease Finance 6.25% 5/15/19		360,000	353,280
•	John Deere Capital 0.717% 7/15/13		400,000	401,217
	Lazard Group 6.85% 6/15/17		250,000	270,344
#•	MassMutual Global Funding II 144A 1.074% 9/27/13		300,000	299,960
	National Rural Utilities Cooperative Finance
	3.05% 2/15/22		55,000	55,814
#•	ZFS Finance USA Trust IV 144A 5.875% 5/9/32		650,000	640,251
				4,985,437
Electric – 6.52%
	Ameren Illinois 9.75% 11/15/18		165,000	219,863
•	CMS Energy 1.521% 1/15/13		600,000	599,250
•	Columbus Southern Power 0.955% 3/16/12		815,000	814,565
	Commonwealth Edison 1.95% 9/1/16		200,000	204,091
•	DTE Energy 1.227% 6/3/13		900,000	899,717
•	Georgia Power
	0.841% 1/15/13		250,000	250,132
	0.866% 3/15/13		842,000	842,928
•	NextEra Energy Capital Holdings 0.841% 11/9/12		1,510,000	1,507,387
	SCANA 4.125% 2/1/22		70,000	70,547
•	Southern California Edison 0.996% 9/15/14		440,000	438,630
	Virginia Electric & Power 2.95% 1/15/22		161,000	164,362
•	Wisconsin Energy 6.25% 5/15/67		55,000	56,300
				6,067,772
Electronics – 1.38%
	National Semiconductor 6.60% 6/15/17		310,000	379,806
•	Texas Instruments 0.637% 5/15/13		900,000	903,195
				1,283,001
Food – 1.33%
•	General Mills 0.811% 5/16/14		780,000	780,129
#	Grupo Bimbo SAB 144A 4.50% 1/25/22		100,000	102,314
	Kraft Foods 5.375% 2/10/20		300,000	350,938
				1,233,381

8

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Forest Products & Paper – 0.35%
	Georgia-Pacific 8.00% 1/15/24	USD	250,000	$325,332
				325,332
Gas – 0.97%
•	Sempra Energy 1.306% 3/15/14		900,000	897,836
				897,836
Healthcare Products – 0.04%
•	Universal Hospital Services 4.121% 6/1/15		35,000	32,988
				32,988
Healthcare Services – 1.25%
•	Quest Diagnostics 1.424% 3/24/14		1,115,000	1,121,459
•	Select Medical Holdings 6.267% 9/15/15		50,000	44,938
				1,166,397
Insurance – 2.92%
•	Berkshire Hathaway Finance 0.911% 1/10/14		820,000	821,487
•	Chubb 6.375% 3/29/67		260,000	266,500
#•	MetLife Institutional Funding II 144A 1.481% 4/4/14		1,150,000	1,150,481
#•	New York Life Global Funding 144A 0.841% 4/4/14		485,000	480,756
				2,719,224
Media – 0.95%
	DIRECTV Holdings 5.00% 3/1/21		130,000	143,253
	Historic TW 6.875% 6/15/18		120,000	145,707
	NBCUniversal Media 4.375% 4/1/21		30,000	32,632
	Time Warner Cable
	4.00% 9/1/21		120,000	125,751
	8.25% 4/1/19		125,000	161,313
#	Vivendi 144A 6.625% 4/4/18		245,000	275,760
				884,416
Mining – 0.39%
	Alcoa
	5.40% 4/15/21		195,000	205,101
	6.75% 7/15/18		140,000	161,814
				366,915

9

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Miscellaneous Manufacturing – 2.24%
•	Danaher 0.817% 6/21/13	USD	1,265,000	$1,270,058
	Tyco Electronics Group 1.60% 2/3/15		110,000	109,776
•	VF 1.245% 8/23/13		700,000	700,438
				2,080,272
Office/Business Equipment – 3.21%
	Xerox 4.50% 5/15/21		2,900,000	2,982,107
				2,982,107
Oil & Gas – 2.94%
#	BG Energy Capital 144A 4.00% 10/15/21		200,000	214,816
•	BP Capital Markets 1.14% 3/11/14		983,000	987,054
	Petrohawk Energy 7.875% 6/1/15		450,000	479,250
#•	Schlumberger Investment 144A 1.09% 9/12/14		470,000	470,856
•	Total Capital Canada 0.947% 1/17/14		470,000	472,194
	Transocean
	5.05% 12/15/16		15,000	16,090
	6.375% 12/15/21		85,000	96,568
				2,736,828
Pharmaceuticals – 1.73%
•	DENTSPLY International 1.957% 8/15/13		650,000	654,826
	Teva Pharmaceutical Finance IV 3.65% 11/10/21		900,000	953,970
				1,608,796
Pipelines – 1.07%
•	Enbridge Energy Partners 8.05% 10/1/37		511,000	551,053
	Energy Transfer Partners 8.50% 4/15/14		180,000	205,327
•	Enterprise Products Operating 7.034% 1/15/68		100,000	105,878
•	TransCanada PipeLines 6.35% 5/15/67		135,000	136,622
				998,880
Real Estate – 0.34%
	Digital Realty Trust 5.25% 3/15/21		310,000	317,220
				317,220
Retail – 0.24%
	Macy’s Retail Holdings 3.875% 1/15/22		85,000	87,258
	Target 2.90% 1/15/22		130,000	131,697
				218,955

10

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Technology – 0.23%
•	Hewlett-Packard 0.923% 5/30/14	USD	75,000	$73,098
#	Seagate Technology International 144A 10.00% 5/1/14		126,000	144,585
				217,683
Telecommunications – 3.77%
	Qwest 6.75% 12/1/21		675,000	750,508
•	Telefonica Emisiones 0.763% 2/4/13		505,000	493,091
	Verizon Communications
	2.00% 11/1/16		185,000	188,997
	3.50% 11/1/21		795,000	833,216
#•	VimpelCom Holdings 144A 4.576% 6/29/14		470,000	455,585
	Virgin Media Secured Finance 6.50% 1/15/18		550,000	593,999
•	Vodafone Group 0.792% 2/27/12		190,000	190,060
				3,505,456
Total Corporate Bonds (cost $51,877,053)				51,882,674

Municipal Bonds – 2.92%
•	Connecticut State Series A 1.63% 3/1/21		750,000	749,993
•	Kentucky Higher Education Student Loan Revenue
	Series A-1 0.929% 5/1/20		50,000	49,754
•	Missouri Higher Education Loan Authority Student
	Revenue Series A-1 1.307% 8/27/29		60,164	58,121
•	New Jersey Economic Development Authority Revenue
	(Build America Bonds) 1.546% 6/15/13		75,000	75,005
•	New Mexico Educational Assistance Foundation
	Series A-3 1.51% 12/1/38		120,000	119,992
•	North Texas Higher Education Authority Student
	Loan Revenue
	Series A-1 1.472% 4/1/40		362,868	352,091
	Series A-2 1.481% 7/1/30		75,000	73,934
•	Oklahoma State Student Loan Authority Revenue
	Series 1 1.498% 6/1/40		1,159,600	1,143,736
	Series A-2A 1.496% 9/1/37		95,000	94,220
Total Municipal Bonds (cost $2,747,632)				2,716,846

11

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities – 1.99%
•	Ally Master Owner Trust Series 2010-4 A
	1.355% 8/15/17	USD	100,000	$100,433
•	American Express Issuance Trust Series 2007-2 A
	0.535% 7/15/13		200,000	200,184
•	Bank of America Credit Card Trust Series 2007-A6 A6
	0.345% 9/15/16		250,000	249,504
•	Capital One Multi-Asset Execution Trust
	Series 2004-A4 A4 0.505% 3/15/17		250,000	249,880
	Series 2005-A1 A1 0.355% 1/15/15		200,000	200,000
	CNH Equipment Trust Series 2010-A A4 2.49% 1/15/16		10,000	10,236
•	MBNA Credit Card Master Note Trust Series 2005-A2 A2
	0.365% 10/15/14		100,000	99,998
•#	Nissan Master Owner Trust Receivables
	Series 2010-AA A 144A 1.435% 1/15/15		375,000	377,555
@#•	Victoria Falls Series 2005-1A A2 144A 0.796% 2/17/17		375,908	360,372
Total Non-Agency Asset-Backed Securities
	(cost $1,850,691)			1,848,162

«Senior Secured Loans – 33.13%
	99 Cents Only Stores Term Loan B 7.00% 10/4/18		310,000	310,873
	Alliance HealthCare Services 5.50% 6/1/16		27,788	24,558
	Allied Security Holdings Tranche 2L 8.50% 1/21/18		150,000	146,625
	Anchor Glass Container 6.00% 2/3/16		14,247	14,252
	Aspect Software Tranche B 6.25% 5/7/16		24,563	24,573
	Attachmate 6.50% 11/21/16		617,188	608,960
	Autoparts Holdings
	1st Lien 6.50% 7/5/17		344,138	345,141
	2nd Lien 10.50% 7/5/18		345,000	334,650
	BNY ConvergEx Group
	7.50% 12/16/17		313,468	306,415
	8.75% 11/29/17		131,532	128,573
	Brickman Group Holdings Tranche B 7.25% 10/14/16		546,415	550,855
	Brock Holdings III
	10.00% 2/15/18		345,000	327,462
	Tranche B 6.00% 2/15/17		109,175	107,970
	Burlington Coat Factory Warehouse Tranche B
	6.25% 2/10/17		740,244	739,904

12

		Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
	Cengage Learning Acquisitions
	2.25% 7/3/14	USD	748,047	$664,999
	7.50% 7/7/14		73,539	69,189
	Charter Communications Operating Tranche B
	2.25% 3/6/14		29,889	29,784
	8.50% 3/6/14		17,696	17,761
	Chester Downs & Marina 12.375% 12/31/16		43,091	43,486
	Chrysler Group 6.00% 4/28/17		1,060,149	1,040,424
	CityCenter Holdings 7.50% 1/10/15		228,750	230,466
	Clear Channel Communication
	Tranche A 3.40% 7/30/14		543,991	499,928
	Tranche B 3.65% 1/29/16		445,000	358,394
	Consolidated Container 5.50% 9/28/14		790,000	696,780
	Datatel Tranche B 6.25% 7/19/18		230,000	232,329
	Delos Aircraft Tranche 2 7.00% 3/17/16		200,577	201,938
	Delta Air Lines Tranche B 5.50% 3/29/17		745,000	728,796
	Dynegy Power 1st Lien 9.25% 8/5/16		683,288	700,370
	Emdeon Tranche B 6.75% 8/3/18		900,000	909,913
	First Data Tranche B2 3.47% 9/24/14		907,410	863,804
	Frac Tech International Tranche B 6.25% 4/19/16		628,646	627,348
	GenOn Energy Tranche B 6.00% 6/20/17		786,110	778,642
	Goodman Global Tranche B 5.75% 10/28/16		237,596	239,081
	Grifols Tranche B 6.00% 6/4/16		164,175	165,488
	Harrah’s Operating
	Tranche B1 3.00% 1/28/15		540,000	490,277
	Tranche B2 4.468% 1/28/15		480,000	435,802
	Houghton International Tranche B 6.75% 1/11/16		331,051	331,326
	IASIS Healthcare Tranche B 5.00% 4/18/18		892,500	891,384
	Immucor Tranche B 7.25% 7/2/18		1,012,463	1,021,574
	International Lease Finance Tranche 1 6.75% 3/17/15		364,423	366,852
	Kinetic Concepts Tranche B 7.00% 1/12/18		950,000	967,318
	Level 3 Financing Tranche B2 5.75% 9/1/18		775,000	775,973
@	Mediacom Illinois Tranche D 5.50% 3/31/17		272,215	271,535
	MGM Resorts International Tranche E 7.00% 2/21/14		954,699	956,488
	Multiplan 4.75% 8/26/17		871,375	856,671
	NPC International 6.75% 12/28/18		230,000	232,013

13

Statement of net assets
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Nuveen Investment
5.50% 5/13/17	USD	260,826	$259,881
2nd Lien 12.50% 7/9/15		635,000	663,893
Tranche B 6.70% 11/13/14		175,000	172,594
OSI Restaurant Partners
2.00% 6/14/13		53,841	51,151
2.25% 6/14/13		30,869	30,292
2.53% 6/13/14		858,939	842,894
Pinnacle Foods Finance Tranche D 6.00% 4/2/14		21,243	21,394
PQ 6.79% 7/30/15		495,000	463,691
@ Prime Healthcare Services Tranche B 7.25% 4/28/15		21,806	21,042
Remy International Tranche B 6.25% 12/16/16		193,050	192,085
Reynolds & Reynolds Tranche B 3.75% 3/9/18		920,714	922,440
Reynolds Group Holdings 6.50% 7/7/18		1,036,135	1,041,314
Roundy’s Supermarkets 10.50% 4/16/16		20,000	20,125
RPI Finance Trust Tranche B 4.00% 5/10/18		1,169,125	1,170,825
Sensus USA 2nd Lien 8.50% 4/13/18		565,000	557,938
Surgical Care Affiliates Tranche B 5.50% 5/26/18		766,150	708,689
Texas Competitive Electric Holdings 3.50% 10/10/14		655,000	446,546
Toys R US Tranche B 6.00% 9/1/16		647,871	647,291
Univision Communications 4.25% 3/29/17		645,104	608,010
US TelePacific 5.75% 2/10/17		693,081	657,131
Visant 5.25% 12/31/16		148,500	141,887
Walter Energy Tranche B 4.00% 2/3/18		502,259	501,068
Total Senior Secured Loans (cost $30,693,135)			30,809,125

ΔSovereign Bonds – 1.01%
Australia – 0.59%
Australian Government Inflation-Linked Bond
4.00% 8/20/15	AUD	286,000	549,151
			549,151
South Africa – 0.42%
South Africa Government Inflation-Linked Bond
2.75% 1/31/22	ZAR	2,879,280	391,440
			391,440
Total Sovereign Bonds (cost $970,162)			940,591

14

	Principal amount°		Value (U.S. $)
Short-Term Investment – 0.06%
≠Discount Note – 0.06%
Federal Home Loan Bank 0.02% 3/21/12	USD	52,832	$52,831
Total Short-Term Investment (cost $52,831)			52,831

Total Value of Securities – 99.43%
(cost $92,376,687)			92,465,180
Receivables and Other Assets
Net of Liabilities – 0.57%			531,369 *
Net Assets Applicable to 10,986,746
Shares Outstanding – 100.00%			$92,996,549

Net Asset Value – Delaware Diversified Floating Rate Fund
Class A ($37,739,984 / 4,457,768 Shares)			$8.47
Net Asset Value – Delaware Diversified Floating Rate Fund
Class C ($22,739,578 / 2,686,816 Shares)			$8.46
Net Asset Value – Delaware Diversified Floating Rate Fund
Class R ($5,193 / 614 Shares)			$8.46
Net Asset Value – Delaware Diversified Floating Rate Fund
Institutional Class ($32,511,794 / 3,841,548 Shares)			$8.46

Components of Net Assets at January 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)			$95,017,064
Distributions in excess of net investment income			(78,554)
Accumulated net realized loss			(1,675,726)
Net unrealized depreciation of investments and derivatives			(266,235)
Total net assets			$92,996,549

15

Statement of net assets
Delaware Diversified Floating Rate Fund

°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of January 31, 2012. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2012 the aggregate value of Rule 144A securities was $11,171,993, which represented 12.01% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2012.
@	Illiquid security. At January 31, 2012, the aggregate value of illiquid securities was $652,949, which represented 0.70% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at time of purchase.
*	Includes foreign currency valued at $6,732 with a cost of $6,319.

Net Asset Value and Offering Price Per Share –
Delaware Diversified Floating Rate Fund
Net asset value Class A (A)	$8.47
Sales charge (2.75% of offering price) (B)	0.24
Offering Price	$8.71

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

16

The following foreign currency exchange contracts and swap contracts were outstanding at January 31, 2012[1]:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	(233,850)	USD	297,911	2/17/12	$(8,211)
BAML	ZAR	2,176,934	USD	(280,000)	2/17/12	(876)
HSBC	AUD	(548,513)	USD	558,798	2/17/12	(24,134)
MSC	EUR	(861,949)	USD	1,096,942	2/17/12	(31,392)
						$(64,613)

Swap Contracts
CDS Contracts

						Unrealized
				Annual Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
	ITRAXX Europe Subordinate
BCLY	Financials 16.1 5 yr CDS	EUR	1,520,000	5.00%	12/20/16	$(110,458)
	Kingdom of Belgium
MSC	5 yr CDS	USD	313,000	1.00%	12/20/16	(5,884)
	People’s Republic of China
MSC	5 yr CDS		267,000	1.00%	12/20/16	(5,998)
	Republic of France
MSC	5 yr CDS		667,000	0.25%	9/20/16	(2,834)
MSC	5 yr CDS		476,000	0.25%	12/20/16	(2,112)
Total						$(127,286)

17

Statement of net assets
Delaware Diversified Floating Rate Fund

Interest Rate Swap Contracts

		Fixed	Floating
		Interest Rate	Interest Rate		Unrealized
Counterparty &		Received	Received	Termination	Appreciation
Referenced Obligation	Notional Value	(Paid)	(Paid)	Date	(Depreciation)
JPMC
7 yr Interest Rate Swap	$3,600,000	(1.813%)	0.523%	8/31/18	$(104,493)
10 yr Interest Rate Swap	6,800,000	(2.013%)	0.551%	1/31/22	(66,643)
MSC
3 yr Interest Rate Swap	1,400,000	(0.65%)	0.523%	8/31/14	(2,735)
5 yr Interest Rate Swap	5,000,000	(1.26%)	0.523%	8/31/16	(79,801)
Total					$(253,672)

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CDS — Credit Default Swap
EUR — European Monetary Unit
HSBC — Hong Kong Shanghai Bank
JPMC — JPMorgan Chase Bank
MSC — Morgan Stanley Capital
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

18

Statement of assets and liabilities
Delaware Diversified Floating Rate Fund	January 31, 2012 (Unaudited)

Assets:
Investments, at value	$92,412,349
Short-term investments, at value	52,831
Foreign currencies, at value	6,732
Receivable for fund shares sold	158,032
Receivable for securities sold	4,409,376
Dividends and interest receivable	391,265
Total assets	97,430,585

Liabilities:
Cash overdraft	2,609,844
Payables for securities purchased	1,052,364
Payables for fund shares redeemed	236,383
Foreign currency contracts, at value	64,613
Distribution payables	47,130
Credit default swap contracts, at value[1]	251,876
Annual protection payments on swap contracts	86,033
Due to manager and affiliates	71,299
Other accrued expenses	14,494
Total liabilities	4,434,036

Total Net Assets	$92,996,549

Investments, at cost	$92,282,066
Short-term investments, at cost	52,831
Foreign currencies, at cost	6,319
[1]Including upfront payments received	129,083

See accompanying notes, which are an integral part of the financial statements.

19

Statement of operations
Delaware Diversified Floating Rate Fund	Six Months Ended January 31, 2012 (Unaudited)

Investment Income:
Interest		$1,706,811

Expenses:
Management fees	$260,386
Distribution expenses – Class A	70,609
Distribution expenses – Class C	118,653
Distribution expenses – Class R	15
Dividend disbursing and transfer agent fees and expenses	54,004
Registration fees	30,508
Accounting and administration expenses	20,507
Reports and statements to shareholders	16,775
Audit and tax	13,114
Pricing fees	5,911
Custodian fees	4,427
Dues and services	4,356
Legal fees	3,582
Trustees’ fees	2,792
Consulting fees	917
Insurance fees	379
Trustees’ expenses	189	607,124
Less fees waived		(2,450)
Less waived distribution expenses – Class A		(11,768)
Less waived distribution expenses – Class R		(2)
Less expense paid indirectly		(13)
Total operating expenses		592,891
Net Investment Income		1,113,920

20

Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	$96,449
Foreign currencies	15,257
Foreign currency exchange contracts	(12,626)
Swap contracts	(1,356,064)
Net realized loss	(1,256,984)
Net change in unrealized appreciation (depreciation) on:
Investments	(438,637)
Foreign currencies	224
Foreign currency exchange contracts	(75,169)
Swap contracts	(53,875)
Net change in unrealized appreciation (depreciation)	(567,457)
Net Realized and Unrealized Loss	(1,824,441)

Net Decrease in Net Assets Resulting from Operations	$(710,521)

See accompanying notes, which are an integral part of the financial statements.

21

Statements of changes in net assets
Delaware Diversified Floating Rate Fund

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,113,920	$931,057
Net realized loss	(1,256,984)	(400,204)
Net change in unrealized appreciation (depreciation)	(567,457)	265,928
Net increase (decrease) in net assets
resulting from operations	(710,521)	796,781

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(514,972)	(556,521)
Class C	(171,497)	(145,889)
Class R	(112)	(107)
Institutional Class	(410,834)	(267,029)
	(1,097,415)	(969,546)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,715,838	70,402,085
Class C	1,740,125	26,119,241
Class R	—	1
Institutional Class	10,281,924	40,446,138

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	336,512	300,447
Class C	142,920	106,805
Class R	49	44
Institutional Class	320,171	218,783
	19,537,539	137,593,544

22

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(23,583,546)	$(18,418,469)
Class C	(4,516,676)	(2,127,988)
Institutional Class	(10,846,398)	(10,733,235)
	(38,946,620)	(31,279,692)
Increase (decrease) in net assets
derived from capital share transactions	(19,409,081)	106,313,852
Net Increase (Decrease) in Net Assets	(21,217,017)	106,141,087

Net Assets:
Beginning of period	114,213,566	8,072,479
End of period (including distributions in excess of net
investment income of $78,544 and $83,896, respectively)	$92,996,549	$114,213,566

See accompanying notes, which are an integral part of the financial statements.

23

Financial highlights
Delaware Diversified Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects waivers by the manager and the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Six Months Ended	Year Ended	2/26/10[2] to
1/31/12[1]	7/31/11	7/31/10
(Unaudited)
$8.590	$8.490	$8.500

0.094	0.166	0.088
(0.120)	0.114	(0.014)
(0.026)	0.280	0.074

(0.094)	(0.180)	(0.084)
(0.094)	(0.180)	(0.084)

$8.470	$8.590	$8.490

(0.29% )	3.33%	0.87%

$37,740	$55,209	$2,959
1.05%	1.05%	1.04%

1.10%	1.34%	4.92%
2.23%	1.92%	2.43%

2.18%	1.63%	(1.45% )
38%	75%	39%

25

Financial highlights
Delaware Diversified Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Six Months Ended	Year Ended	2/26/10[2] to
1/31/12[1]	7/31/11	7/31/10
(Unaudited)
$8.590	$8.490	$8.500

0.063	0.102	0.062
(0.131)	0.116	(0.014)
(0.068)	0.218	0.048

(0.062)	(0.118)	(0.058)
(0.062)	(0.118)	(0.058)

$8.460	$8.590	$8.490

(0.78% )	2.58%	0.56%

$22,740	$25,769	$1,714
1.80%	1.80%	1.79%

1.80%	2.04%	5.62%
1.48%	1.17%	1.68%

1.48%	0.93%	(2.15% )
38%	75%	39%

27

Financial highlights
Delaware Diversified Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Includes adjustments from the period ending July 31, 2010 in the amount of $9 (or $0.010 per share) which impacted total return by -0.12%. The adjustment is to correct a misallocation of distributions among share classes which had no impact on distribution amounts reported and paid to shareholders.

See accompanying notes, which are an integral part of the financial statements.

28

Six Months Ended	Year Ended	2/26/10[2] to
1/31/12[1]	7/31/11	7/31/10
(Unaudited)
$8.590	$8.500	$8.500

0.084	0.145	0.079
(0.133)	0.106 [4]	(0.004)
(0.049)	0.251 [4]	0.075

(0.081)	(0.161)	(0.075)
(0.081)	(0.161)	(0.075)

$8.460	$8.590 [4]	$8.500

(0.56% )	2.96%	0.89%

$5	$5	$5
1.30%	1.30%	1.29%

1.40%	1.64%	5.22%
1.98%	1.67%	2.18%

1.88%	1.33%	(1.75% )
38%	75%	39%

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all periods shown reflects waivers by the manager and the distributor. Performance would have been lower had the waivers not been in effect.

29

Financial highlights
Delaware Diversified Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

30

Six Months Ended	Year Ended	2/26/10[2] to
1/31/12[1]	7/31/11	7/31/10
(Unaudited)
$8.590	$8.490	$8.500

0.105	0.187	0.098
(0.131)	0.117	(0.016)
(0.026)	0.304	0.082

(0.104)	(0.204)	(0.092)
(0.104)	(0.204)	(0.092)

$8.460	$8.590	$8.490

(0.28% )	3.61%	0.97%

$32,512	$33,231	$3,394
0.80%	0.80%	0.79%

0.80%	1.04%	4.62%
2.48%	2.17%	2.68%

2.48%	1.93%	(1.15% )
38%	75%	39%

31

Notes to financial statements
Delaware Diversified Floating Rate Fund	January 31, 2012 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Diversified Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Other debt securities, credit default swaps (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or

32

pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2010-July 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At January 31, 2012, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

33

Notes to financial statements
Delaware Diversified Floating Rate Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2012, the Fund earned $ 13 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

34

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses and certain nonroutine expenses), do not exceed 0.80% of average daily net assets of the Fund through November 28, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended January 31, 2012, the Fund was charged $2,580 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees for the Fund through November 28, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively.

At January 31, 2012, the Fund had receivables due from or liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$39,384
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	2,319
Distribution fees payable to DDLP	27,827
Other expenses payable to DMC and affiliates*	1,769

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

35

Notes to financial statements
Delaware Diversified Floating Rate Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2012, the Fund was charged $1,632 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2012, DDLP earned $1,026 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2012, DDLP received gross CDSC commissions of $7,273 and $3,323 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2012, the Fund made purchases of $ 38,092,260 and sales of $53,346,249 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2012, the Fund made purchases of $495,826 and sales of $561,755 of long-term U.S. government securities.

At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments was $92,385,810. At January 31, 2012, net unrealized appreciation was $79,370, of which $975,836 related to unrealized appreciation of investments and $896,466 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

36

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$4,060,329	$360,372	$4,420,701
Corporate Debt	—	84,334,211	—	84,334,211
Foreign Debt	—	940,591	—	940,591
Municipal Bonds	—	2,716,846	—	2,716,846
Short-Term Investments	—	52,831	—	52,831
Total	$—	$92,104,808	$360,372	$92,465,180

Foreign Currency Exchange Contracts	$—	$(64,613)	$—	$(64,613)
Swap Contracts	$—	$(380,958)	$—	$(380,958)

37

Notes to financial statements
Delaware Diversified Floating Rate Fund

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Agency, Asset- &
Mortgage-Backed Securities
Balance as of 7/31/11	$—
Purchases	363,163
Net change in unrealized appreciation (depreciation)	(2,791)
Balance as of 1/31/12	$360,372

Net change in unrealized appreciation (depreciation)
from investments still held as of 1/31/12	$(2,791)

During the period ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2012 and the year ended July 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/12*	7/31/11
Ordinary income	$1,097,415	$969,546

*Tax information for the period ended January 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

38

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$95,017,064
Undistributed ordinary income	49,767
Distributions payable	(47,130)
Six month period realized losses	(1,637,956)
Capital loss carryforwards as of 7/31/11	(37,551)
Other temporary differences	(14,008)
Unrealized appreciation	(333,637)
Net assets	$92,996,549

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distribution payable, mark-to-market of forward foreign currency contracts, tax treatment of CDS and interest rate swap contracts, tax deferral of losses on straddles and tax treatment of market discount and premium on debt instrument.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2012, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment loss	$(11,163)
Accumulated net realized loss	11,163

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2011, if not utilized in future years, will expire as follows: $37,551 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule,

39

Notes to financial statements
Delaware Diversified Floating Rate Fund

5. Components of Net Assets on a Tax Basis (continued)

pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended January 31, 2012, the Fund had capital losses of $1,637,956 which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
Shares sold:
Class A	794,050	8,177,801
Class C	206,788	3,032,005
Class R	—	— *
Institutional Class	1,221,783	4,686,554

Shares issued upon reinvestment of dividends and distributions:
Class A	40,003	34,854
Class C	16,995	12,399
Class R	6	11
Institutional Class	38,074	25,419
	2,317,699	15,969,043

Shares repurchased:
Class A	(2,800,492)	(2,137,077)
Class C	(536,343)	(247,017)
Institutional Class	(1,286,347)	(1,243,757)
	(4,623,182)	(3,627,851)
Net increase (decrease)	(2,305,483)	12,341,192

*Shares rounds to less than 1.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third

40

of their net assets under the agreement. On August 1, 2011, the Fund, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of January 31, 2012 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap Contracts — The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

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Notes to financial statements
Delaware Diversified Floating Rate Fund

8. Derivatives (continued)

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2012, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At January 31, 2012, the net unrealized depreciation of credit default swaps was $127,286. The Fund posted $210,000 as collateral for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of

42

January 31, 2012, the Fund would have received EUR 1,520,000 and USD 1,723,000 less the value of the contracts’ related reference obligations. The Fund received securities collateral of $49,000 for certain open derivatives.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of January 31, 2012 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Asset		Statement of Assets
	and Liabilities		and Liabilities
	Location	Fair Value	Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables	$—	Payables	$(64,613)

Credit and interest contracts (Swap contracts)	Receivables	—	Payables	(380,958)
Total		$—		$(445,571)

43

Notes to financial statements
Delaware Diversified Floating Rate Fund

8. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the six months ended January 31, 2012 was as follows:

			Change in Unrealized
		Realized Gain	Appreciation
		or Loss on	or Depreciation
	Location of Gain or Loss on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Forward currency exchange contracts
(Foreign currency exchange contracts)	Net realized loss on foreign currency contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(12,626)	$(75,169)
Credit and interest contracts
(Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,356,064)	(53,875)
Total		$(1,368,690)	$(129,044)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended January 31, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended January 31, 2012.

	Asset		Liability
	Derivative		Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	122,612	USD	1,924,033
Swap contracts (average notional value)		22,677		14,705,047
			EUR	1,683,465

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9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

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Notes to financial statements
Delaware Diversified Floating Rate Fund

9. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended January 31, 2012, the Fund had no securities out on loan.

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

46

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-today functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware Diversified Floating Rate Fund

Board Consideration of Delaware Diversified Floating Rate Fund Investment
Advisory Agreement

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Diversified Floating Rate Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and

48

shareholder servicing services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

Lipper currently classifies the Fund as an ultra-short obligation fund. However, Management believes that it would be more appropriate to include the Fund in the loan participation funds category. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes consisting of the Fund and all retail and institutional ultra-short obligation funds and all retail and institutional loan participation funds. When compared to other ultra-short obligation funds, the Lipper report comparison showed that the Fund’s total return for the one-year period was in the first quartile of its Performance Universe. When compared to other loan participation funds, the Lipper report comparison showed that the Fund’s total return for the one-year period was in the fourth quartile of its Performance Universe. The Board noted that, when compared to other loan participation funds, the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s recent inception. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

49

Other Fund information
(Unaudited)
Delaware Diversified Floating Rate Fund

Board Consideration of Delaware Diversified Floating Rate Fund Investment
Advisory Agreement (continued)

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

When compared to other ultra-short obligation funds, the expense comparisons for the Fund showed that its contractual management fee and total expenses were in the quartile with the highest expenses of its Expense Group. When compared to other loan participation funds, the expense comparisons for the Fund showed that its contractual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board noted that, when compared to other ultra-short obligation funds, the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2011 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also

50

considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Income Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending July 31, 2010. Because the Fund launched on February 26, 2010, E&Y has not issued any audit reports on the Fund. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

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About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.
Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

52

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® INCOME FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 4, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 4, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 4, 2012